Filed pursuant to Rule 497(b)
File No. 333-219087

Integrity managed portfolios

Kansas Municipal Fund
Maine Municipal Fund
Nebraska Municipal Fund
New Hampshire Municipal Fund
Oklahoma Municipal Fund

(each, a “Fund” and collectively, the “Funds”)

One Main Street North
Minot, North Dakota 58703
800-601-5593

August 1, 2017

Dear Shareholder:

On behalf of the Board of Trustees of Integrity Managed Portfolios, a Massachusetts business trust (the “Integrity Trust”), we are pleased to invite you to a joint special meeting of shareholders (the “Special Meeting”) of the Funds to be held on Thursday, September 21, 2017 at 3 p.m., Central Time, at the offices of the Integrity Trust, One Main Street North, Minot, North Dakota, 58703.

At the Special Meeting, you will be asked to approve an Agreement and Plan of Reorganization by and between the Integrity Trust, on behalf of your Fund, and Viking Mutual Funds, a Delaware statutory trust (the “Viking Trust”), pursuant to which your Fund will change its domicile from a series of a Massachusetts business trust to a series of a Delaware statutory trust (each, a “Reorganization” and collectively, the “Reorganizations”) through a reorganization into a corresponding series of Viking Mutual Funds.  The purpose of the Reorganizations is to consolidate all municipal funds managed by Viking Fund Management, LLC under a single corporate entity and to standardize disclosure of such funds.

Your Fund’s portfolio managers, service providers, fee and expense structure, and net asset value will not change as a result of the Reorganizations. The costs of the Reorganizations will not be borne by the Funds or their shareholders.  Each Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes.  Accordingly, shareholders are not expected to recognize any gain or loss for federal income tax purposes as a direct result of the Reorganization of their Fund.

The Board of Trustees of the Integrity Trust believes that the proposed Reorganization for Each Fund is in the best interests of each Fund and recommends that you vote FOR the proposed Reorganization of your Fund.

We have enclosed a Joint Proxy Statement/Prospectus that describes each Reorganization proposal in greater detail, as well as important information about the Viking Trust and the new series established to effect the Reorganizations. Your vote is extremely important, so please read the entire Joint Proxy Statement/Prospectus and then complete, sign and date the enclosed proxy card and return it in the enclosed postage-paid return envelope.  Alternatively, you may vote by telephone, facsimile or via the Internet. Please contact Integrity Fund Services, LLC (shareholder services) at (800) 601-5593 or (701) 857-0230 with any questions. You may also vote in person at the Special Meeting.

Your Vote Is Important.  If we do not hear from you after a reasonable amount of time, you may receive a telephone call reminding you to vote your shares.

We appreciate your participation and urge you to cast your vote as soon as possible. Thank you for your consideration of this important proposal.

Sincerely, Shannon D. Radke President, Integrity Managed Portfolios

Integrity managed portfolios

Kansas Municipal Fund
Maine Municipal Fund
Nebraska Municipal Fund
New Hampshire Municipal Fund
Oklahoma Municipal Fund

(each, a “Fund” and collectively, the “Funds”)

One Main Street North
Minot, North Dakota 58703
800-601-5593

NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS

To be held on September 21, 2017

NOTICE IS HEREBY GIVEN that a joint special meeting of shareholders of the Funds will be held on Thursday, September 21, 2017, at 3 p.m., Central Time, at the offices of Integrity Managed Portfolios (the “Integrity Trust”), One Main Street North, Minot, North Dakota, 58703, and any adjournment or postponement thereof (the “Special Meeting”).

At the Special Meeting, shareholders of each Fund will be asked to consider a proposal to change its domicile through approval of an Agreement and Plan of Reorganization (the “Plan”) by and between the Integrity Trust, on behalf of the Fund, and Viking Mutual Funds, a Delaware statutory trust, on behalf of a newly formed series corresponding to such Fund (each, a “Reorganization” and collectively, the “Reorganizations”).

The enclosed materials, including the Joint Proxy Statement/Prospectus, provide additional information about the Reorganizations.  A form of the Plan is attached as Exhibit A to the Joint Proxy Statement/Prospectus.  This notice and related Joint Proxy Statement/Prospectus are first being mailed to shareholders of each Fund on or about August 4, 2017.  Shareholders of record of each Fund as of the close of business on July 25, 2017 are entitled to receive notice of and to vote at the Special Meeting and at any adjournment(s) or postponement(s) thereof.  Shareholders may vote in person or by proxy.

Even if you expect to attend the Special Meeting, shareholders are requested to complete, sign, date and return the enclosed proxy card in the enclosed envelope, which needs no postage if mailed in the United States. Shareholders may also authorize a proxy by telephone, facsimile or via the Internet. Instructions for the proper execution of the proxy card are set forth immediately following this notice or, with respect to telephone, facsimile or Internet voting, on the enclosed proxy card. It is important that you vote promptly.

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting to be held on September 21, 2017: The Notice of Joint Special Meeting of Shareholders, Joint Proxy Statement/Prospectus, annual and semi-annual reports and form of proxy are available on the Internet at integrityvikingfunds.com/Documents. For more information, shareholders may contact Integrity Managed Portfolios at 800-276-1262.

By Order of the Board of Trustees of Integrity Managed Portfolios Brent M. Wheeler Secretary

INSTRUCTIONS FOR SIGNING PROXY CARDS

The following general rules for signing proxy cards may be of assistance to you and avoid the time and expense in validating your vote if you fail to sign your proxy card properly.

1.           Individual Accounts:  Sign your name exactly as it appears in the registration on the proxy card.

2.           Joint Accounts:  Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the proxy card.

3.           All Other Accounts:  The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration.  For example:

Registration	Valid Signature
Corporate Accounts
(1) ABC Corp...........................................................................................	ABC Corp.
(2) ABC Corp...........................................................................................	John Doe, Treasurer
(3) ABC Corp. c/o John Doe, Treasurer..............................................	John Doe
(4) ABC Corp. Profit Sharing Plan.......................................................	John Doe, Trustee
Trust Accounts
(1) ABC Trust..........................................................................................	Jane B. Doe, Trustee
(2) Jane B. Doe, Trustee u/t/d 12/28/78.............................................	Jane B. Doe
Custodial or Estate Accounts
(1) John B. Smith, Cust. f/b/o John B. Smith, Jr. UGMA.................	John B. Smith
(2) Estate of John B. Smith...................................................................	John B. Smith, Jr., Executor

Every shareholder’s vote is important!

Please complete, sign, date and return your
proxy card today!

Your proxy vote is important!

JOINT PROXY STATEMENT OF

INTEGRITY MANAGED PORTFOLIOS

Kansas Municipal Fund
Maine Municipal Fund
Nebraska Municipal Fund
New Hampshire Municipal Fund
Oklahoma Municipal Fund

(each, a “Fund” and collectively, the “Funds”)

One Main Street North
Minot, North Dakota 58703
800-601-5593

and

PROSPECTUS OF

VIKING MUTUAL FUNDS

One Main Street North
Minot, North Dakota 58703
800-601-5593

August 1, 2017

This Joint Proxy Statement/Prospectus is being furnished to shareholders of the Funds.  Each Fund is series of Integrity Managed Portfolios, a Massachusetts business trust (the “Integrity Trust”).   The Board of Trustees of the Integrity Trust has called a joint special meeting of shareholders of the Funds to be held at the offices of the Integrity Trust, One Main Street North, Minot, North Dakota, 58703, on September 21, 2017 at 3 p.m., Central time, and any adjournment or postponement thereof (the “Special Meeting”).  This Joint Proxy Statement/Prospectus and the enclosed proxy are first being sent to shareholders of the Funds on or about August 4, 2017.

Shareholders of record of each Fund as of the close of business on July 25, 2017 (the “Record Date”) are entitled to notice of and are eligible to vote at the Special Meeting. At the Special Meeting, shareholders of each Fund will be asked to consider a proposal to change its domicile (each, a “Reorganization” and collectively, the “Reorganizations”) through approval of an Agreement and Plan of Reorganization (the “Plan”) by and between the Integrity Trust, on behalf of the Fund, and Viking Mutual Funds, a Delaware statutory trust (the “Viking Trust”), on behalf of a newly formed series corresponding to such Fund (each, a “Successor Fund” and collectively, the “Successor Funds”).  The purpose of the Reorganizations is to consolidate the municipal funds managed by Viking Fund Management, LLC (“Viking Management” or the “Adviser”) under a single entity for consistency and administrative efficiency.  As part of the Reorganizations, the investment policies, restrictions and disclosure of the Funds will be standardized and aligned with those of the other municipal funds managed by the Adviser.  Your Fund’s portfolio managers or management of your Fund will not change as a result of the Reorganizations and standardization of policies and disclosure.  Your Fund’s service providers and fee and expense structure will remain the same.

The Reorganizations are expected to be completed on October 27, 2017, or as soon as practicable thereafter.

The Board of Trustees of the Integrity Trust and the Viking Trust is comprised of the same individual board members (the “Board of Trustees” or the “Board”).  At a joint meeting held on May 18, 2017, the Board of Trustees of the Integrity Trust and the Viking Trust approved the Plan.  A form of the Plan is included as Exhibit A to this Joint Proxy Statement/Prospectus.

This Joint Proxy Statement/Prospectus, which you should read carefully and retain for future reference, presents the information that you should know about the Funds and the Reorganizations.  This document also serves as a prospectus for the offering and issuance of the shares of each Successor Fund to be issued in the Reorganizations.  The Statement of Additional Information (“SAI”) dated August 1, 2017 relating to this Joint Proxy Statement/Prospectus and the Reorganizations has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated by reference into this Joint Proxy Statement/Prospectus (meaning that it is legally considered to be part of this Joint Proxy Statement/Prospectus).

Additional information concerning the Funds is contained in the documents described below, all of which have been filed with the SEC.  The series of the Viking Trust being established for the purposes of completing the Reorganizations have not yet commenced operations as of the date of this Joint Proxy Statement/Prospectus.

Information About the Funds:	How to Obtain this Information:
Prospectus, dated November 30, 2016, as supplemented through the date of this Joint Proxy Statement/Prospectus (File Nos. 811-06153; 033-36324)	On file with the SEC (www.sec.gov) (Accession No. 0000866841-16-000094 filed November 28, 2016)
Statement of Additional Information, dated November 30, 2016, as supplemented through the date of this Joint Proxy Statement/Prospectus (File Nos. 811-06153; 033-36324)	On file with the SEC (www.sec.gov) (Accession No. 0000866841-16-000094 filed November 28, 2016)
Annual Report for Integrity Managed Portfolios, for the fiscal year ended July 31, 2016 (File Nos. 811-06153)	On file with the SEC (www.sec.gov) (Accession No. 0000866841-16-000087 filed October 3, 2016)
Semi-Annual Report for Integrity Managed Portfolios, for the period ended January 31, 2017 (File Nos. 811-06153)	On file with the SEC (www.sec.gov) (Accession No. 0000866841-17-000015 filed April 6, 2017)

You can also obtain copies of any of the above-referenced documents without charge on the EDGAR database on the SEC’s Internet site at http://www.sec.gov.  Copies are available for a fee by electronic request at the following e-mail address:  publicinfo@sec.gov, or from the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.  Copies of above-referenced documents relating to the Funds may also be obtained upon oral or written request without charge by calling 800-601-5593, on the Funds’ website at integrityvikingfunds.com/Documents or by writing to Integrity Managed Portfolios at P.O. Box 759, Minot, ND 58702.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED THAT THE INFORMATION IN THIS JOINT PROXY STATEMENT/PROSPECTUS IS ACCURATE OR ADEQUATE, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES.  ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.

Table of Contents

Synopsis

This Synopsis provides a brief overview of the key features of the Reorganizations, the Funds and the Successor Funds. The Synopsis is qualified in its entirety by the more detailed information contained in the remainder of this Joint Proxy Statement/Prospectus, which you should read carefully and retain for future reference, and in the documents incorporated by reference herein. The description of the Reorganizations is qualified by reference to the full text of the Agreement and Plan of Reorganization, a form of which is included as Exhibit A to this Joint Proxy Statement/Prospectus.

Background

The Integrity Trust and the Viking Trust are part of the Integrity Viking Funds complex, which includes (1) the Funds and the Successor Funds; (2) two series of Viking Mutual Funds; and (3) five series of The Integrity Funds (collectively, the “Integrity/Viking Funds”), each of which are managed by Viking Management.  The Integrity Trust and Viking Trust have the same Board of Trustees and officers. The Adviser and its affiliates provide investment advisory, distribution, fund administration and transfer agency services to all of the Integrity/Viking Funds. The Integrity Trust became part of the Integrity Viking Funds complex in July 2009 and was previously managed by Integrity Money Management Inc.  The Integrity Trust is a Massachusetts business trust, while the Viking Trust is a Delaware statutory trust.  Because the Integrity Trust and the Viking Trust were originally parts of different legacy organizations, there are differences in the governing documents applicable to each Trust, as well as differences in the wording of the investment policies, restrictions, and disclosure applicable to Funds, which are part of the Integrity Trust, and the other municipal funds managed by the Adviser, which are part of the Viking Trust. The Adviser and the Board of the Integrity Trust and the Viking Trust believe it is desirable to consolidate all of the municipal funds managed by the Adviser under a single corporate entity and to standardize the investment policies, restrictions and disclosures of the municipal funds managed by the Adviser.

At the Special Meeting, shareholders will be asked to approve an Agreement and Plan of Reorganization by and between the Integrity Trust, on behalf of your Fund, and the Viking Trust, on behalf the corresponding Successor Fund, pursuant to which your Fund will change its domicile from a series of a Massachusetts business trust to a series of a Delaware statutory trust  through a reorganization into a corresponding series of the Viking Trust (each, a “Reorganization” and collectively, the “Reorganizations”).  The purpose of the Reorganizations is to consolidate all municipal funds managed by the Adviser under a single corporate entity and to standardize disclosure of such funds in order to achieve operational and administrative efficiencies.

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of each Fund, currently and as a series of the Viking Trust following the Reorganization.  The Successor Funds will continue the operations of the Funds in all respects and there will be no changes in fees and expenses as a result of the Reorganizations.

No sales charge will be imposed on the Class A shares of the Successor Fund received in connection with the Reorganization.  In addition, you may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 or more in the Funds.  More information about these and other discounts is available from your financial professional and in the sections entitled “Fund Shares” beginning on page 36 of this Joint Proxy Statement/Prospectus and “Buying and Selling Shares” beginning on page 38 of the SAI relating to this Joint Proxy Statement/Prospectus.

SHAREHOLDER FEES

(fees paid directly from your investment)

	Kansas Municipal Fund (Current; Post Reorganization)	Maine Municipal Fund (Current; Post Reorganization)	Nebraska Municipal Fund (Current; Post Reorganization)	New Hampshire Municipal Fund (Current; Post Reorganization)	Oklahoma Municipal Fund (Current; Post Reorganization)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price) (1)........	2.50%	2.50%	2.50%	2.50%	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds for purchases of $500,000 or more) (2)..................................	1.00%	1.00%	1.00%	1.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends..........	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable).....	None	None	None	None	None
Exchange Fee............................	None	None	None	None	None

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Kansas Municipal Fund (Current; Post Reorganization)	Maine Municipal Fund (Current; Post Reorganization)	Nebraska Municipal Fund (Current; Post Reorganization)	New Hampshire Municipal Fund (Current; Post Reorganization)	Oklahoma Municipal Fund (Current; Post Reorganization)

Management Fees............................	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees..............................................	0.25%	0.25%	0.25%	0.25%	0.25%
Other Expenses................................	0.43%	0.54%	0.45%	0.92%	0.44%
Acquired Fund Fees and Expenses(3)...................................	0.00%	0.01%	0.01%	0.01%	0.00%
Total Annual Fund Operating Expenses......................................	1.18%	1.30%	1.21%	1.68%	1.19%
Fee Waivers and Expense Reimbursements(4).......................	(0.20)%	(0.31)%	(0.22)%	(0.69)%	(0.21)%
Total Annual Fund Operating Expenses (after Fee Waivers and Expense Reimbursements)(4)........	0.98%	0.99%	0.99%	0.99%	0.98%

(1)           No sales charge will be imposed on the Class A shares of the Successor Fund received in connection with the Reorganization.

(2)           A deferred sales charge of 1% applies to certain redemptions of Class A shares made within twenty-four months of purchase if the shares were purchased without an initial sales charge as part of an investment of $500,000 or more. If you hold load-waived Class A shares of the Fund, the Successor Fund will look to the date of purchase of your Fund shares for purposes of assessing deferred sales charges on shares received in the Reorganization.

(3)           The Total Annual Fund Operating Expenses may not correlate with the ratio of expenses to average net assets in the Fund’s financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

(4)           The Adviser has contractually agreed to waive its management fee and reimburse expenses (other than taxes, brokerage fees, commissions, extraordinary or non-recurring expenses and acquired fund fees and expenses) through November 29, 2018 so that the net annual operating expenses of the Fund do not exceed 0.98% of the Fund’s average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2018 with the approval of the Fund’s Board of Trustees.

Expense Examples.  The examples below are intended to help you compare the cost of investing in the Fund, currently and as a series of the Viking Trust following the Reorganization.   The Successor Fund is a continuation of the Fund; there are no changes in fees and expenses. The examples assume that you invest $10,000 in each Fund and then sell all of your shares at the end of each period indicated below.  The examples also assume that your investment has a 5% annual return, that operating expenses (before fee waivers and expense reimbursements) remain the same and the expense limitation agreement for the Successor Fund will be in place for the first year.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed:	1 Year	3 Years	5 Years	10 Years
Kansas Municipal Fund	$348	$602	$882	$1,713
Maine Municipal Fund	$349	$629	$937	$1,853
Nebraska Municipal Fund	$349	$609	$896	$1,749
New Hampshire Municipal Fund	$349	$710	$1,109	$2,293
Oklahoma Municipal Fund	$348	$604	$886	$1,725

Fund Performance

Each Successor Fund is newly created solely for the purpose of completing the Reorganization, and therefore has no performance history.  The existing Funds will be the accounting and performance survivor of the Reorganization, and each Successor Fund will adopt the corresponding Fund’s performance history.  The bar charts and the performance tables below provide some indication of the risks of an investment in a Successor Fund by showing how the existing Fund’s performance has varied from year to year and by showing how the Fund’s average annual returns compare with a broad measure of market performance.  The bar chart and the highest/lowest quarterly returns that follow do not reflect the Fund’s sales charges, and if these charges were reflected, the returns would be less than those shown.  The Fund’s past performance, before and after taxes, does not necessarily represent how the Successor Fund will perform in the future.  Updated performance information for the Funds is available on the Funds’ website at integrityvikingfunds.com or by calling 800-276-1262.

Kansas Municipal Fund

(1)                   The Fund’s calendar year-to-date total return as of March 31, 2017 was 0.89%.

Best Quarter (3rd Quarter, 2009): 5.10%	Worst Quarter (4th Quarter, 2010): (3.97)%

Average Annual Total Returns
For the periods ended December 31, 2016

Kansas Municipal Fund	1 Year	5 Years	10 Years
Return before taxes............................................................	(2.21)%	1.94%	3.10%
Return after taxes on distributions...................................	(2.21)%	1.94%	3.10%
Return after taxes on distributions and sale of fund shares	(1.01)%	2.16%	3.14%
Bloomberg Barclays Capital Municipal Bond Index(1) (reflects no deduction for fees, expenses or taxes)...	0.25%	3.28%	4.25%

(1)           The Bloomberg Barclays Capital Municipal Bond Index is an unmanaged index that includes investment-grade, tax-exempt, and fixed-rate bonds with maturities greater than two years selected from issues larger than $75 million.

Maine Municipal Fund

(1)                   The Fund’s calendar year-to-date total return as of March 31, 2017 was 0.50%.

Best Quarter (3rd Quarter, 2009): 4.22%	Worst Quarter (4th Quarter, 2010): (4.95)%

Average Annual Total Returns
For the periods ended December 31, 2016

Maine Municipal Fund	1 Year	5 Years	10 Years
Return before taxes............................................................	(3.46)%	1.45%	2.92%
Return after taxes on distributions...................................	(3.45)%	1.45%	2.92%
Return after taxes on distributions and sale of fund shares	(1.01)%	2.16%	3.14%
Bloomberg Barclays Capital Municipal Bond Index(1) (reflects no deduction for fees, expenses or taxes)...	0.25%	3.28%	4.25%

(1)           The Bloomberg Barclays Capital Municipal Bond Index is an unmanaged index that includes investment-grade, tax-exempt, and fixed-rate bonds with maturities greater than two years selected from issues larger than $75 million.

Nebraska Municipal Fund

(1)                   The Fund’s calendar year-to-date total return as of March 31, 2017 was 0.78%.

Best Quarter (3rd Quarter, 2009): 5.04%	Worst Quarter (4th Quarter, 2010): (4.00)%

Average Annual Total Returns
For the periods ended December 31, 2016

Nebraska Municipal Fund	1 Year	5 Years	10 Years
Return before taxes......................................................	(3.07)%	1.91%	2.98%
Return after taxes on distributions.............................	(3.06)%	1.91%	2.98%
Return after taxes on distributions and sale of fund shares................................................................	(1.73)%	2.11%	3.02%
Bloomberg Barclays Capital Municipal Bond Index(1) (reflects no deduction for fees, expenses or taxes)....................................................	0.25%	3.28%	4.25%

(1)           The Bloomberg Barclays Capital Municipal Bond Index is an unmanaged index that includes investment-grade, tax-exempt, and fixed-rate bonds with maturities greater than two years selected from issues larger than $75 million.

New Hampshire Municipal Fund

(1)                   The Fund’s calendar year-to-date total return as of March 31, 2017 was 0.51%.

Best Quarter (3rd Quarter, 2009): 4.34%	Worst Quarter (4th Quarter, 2016): (4.60)%

Average Annual Total Returns
For the periods ended December 31, 2016

New Hampshire Municipal Fund	1 Year	5 Years	10 Years
Return before taxes...................................................................................	(4.68)%	1.03%	2.59%
Return after taxes on distributions..........................................................	(4.67)%	1.03%	2.59%
Return after taxes on distributions and sale of fund shares...............	(3.05)%	1.36%	2.64%
Bloomberg Barclays Capital Municipal Bond Index(1) (reflects no deduction for fees, expenses or taxes)...............................................	0.25%	3.28%	4.25%

(1)           The Bloomberg Barclays Capital Municipal Bond Index is an unmanaged index that includes investment-grade, tax-exempt, and fixed-rate bonds with maturities greater than two years selected from issues larger than $75 million.

Oklahoma Municipal Fund

(1)                   The Fund’s calendar year-to-date total return as of March 31, 2017 was 0.85%.

Best Quarter (3rd Quarter, 2009): 6.77%	Worst Quarter (3rd Quarter, 2008): (4.94)%

Average Annual Total Returns
For the periods ended December 31, 2016

Oklahoma Municipal Fund	1 Year	5 Years	10 Years
Return before taxes.................................................................	(2.53)%	1.94%	3.18%
Return after taxes on distributions........................................	(2.52)%	1.94%	3.18%
Return after taxes on distributions and sale of fund shares	(1.36)%	2.09%	3.16%
Bloomberg Barclays Capital Municipal Bond Index(1) (reflects no deduction for fees, expenses or taxes).......................	0.25%	3.28%	4.25%

(1)           The Bloomberg Barclays Capital Municipal Bond Index is an unmanaged index that includes investment-grade, tax-exempt, and fixed-rate bonds with maturities greater than two years selected from issues larger than $75 million.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.  If you hold your Fund shares through a tax-advantaged arrangement, such as an individual retirement account or a 401(k) plan, the after-tax returns do not apply to your situation.

Investment Process and Risks

As discussed above, the purpose of the Reorganizations is to conform the disclosure of the principal investment strategies, principal risks, investment restrictions and other disclosures of the municipal funds managed by the Adviser.  The investment objective and principal investment strategies of each Successor Fund are described below.  Each existing Fund’s investment objective and strategies are the same as those of the corresponding Successor Fund, except as noted below. References to state personal income taxes refer to the state set forth in each Fund’s name.

Investment Objective. Each Successor Fund seeks the highest level of current income that is exempt from federal and the applicable state’s personal income taxes and is consistent with preservation of capital, except the New Hampshire Municipal Fund, which seeks the highest level of current income that is exempt from federal and New Hampshire state interest and dividend tax and is consistent with the preservation of capital. With respect to the existing Maine Municipal Fund and the existing New Hampshire Municipal Fund, such income need not be exempt from the alternative minimum tax.

Principal Investment Strategies. To pursue its objective, each Successor Fund normally invests at least 80% of its net assets (including any borrowings for investment purposes) in municipal securities that pay interest free from (a) federal income tax, including the federal alternative minimum tax (“AMT”), and (b) the relevant state’s personal income taxes.  To pursue its objective, each existing Fund normally invests at least 80% of its net assets (including any borrowings for investment purposes) in municipal securities that pay interest free from (a) federal income taxes, excluding AMT, and (b) the relevant state’s personal income taxes. Each existing Fund may invest up to 100% of its assets in municipal securities that pay interest subject to AMT, but have not historically invested in such securities to any greater extent than other municipal funds managed by the Adviser.

Municipal bonds are debt securities issued by or on behalf of states, territories, and possessions of the United States and their political subdivisions, agencies, authorities, and instrumentalities. The two general classifications of municipal bonds are “general obligation” and “revenue” bonds. General obligation bonds are secured by the issuer’s pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source.

The investment manager actively manages the Funds’ portfolios by selecting securities that it believes will provide the best balance between risk and return within a Fund’s range of allowable investments. The investment manager will consider selling a security with deteriorating credit or limited upside potential compared to other available bonds.

The Successor Funds and the existing Funds may invest up to 30% of net assets in U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands, and Guam), the interest on which is exempt from federal and state personal income taxes, except that the existing Kansas Fund and Nebraska Fund may each invest up to 15% of net assets in such obligations.

The Successor Funds may invest up to 20% of net assets in private activity bonds (which are revenue bonds that finance privately operated facilities), the interest on which is a tax preference item for purposes of the federal alternative minimum tax.  The Successor Funds may invest more than 25% of net assets in municipal securities that finance similar types of projects, such as education, healthcare, housing, industrial development, transportation, utilities, or pollution control. Economic, business, political, or other changes can affect all securities of a similar type.  The existing Funds have no corresponding requirements specified with respect to investments in private activity bonds and municipal securities that finance similar types of projects.

 Currently, each existing Fund will not invest more than 10% of its net investment assets in municipal securities that represent lease obligations. The Successor Funds are not subject to this restriction.

All of the municipal securities in which the Funds invest are rated investment grade (BBB- or higher) at the time of purchase by a nationally recognized statistical rating service such as S&P Global Ratings or Moody’s Investors Service, Inc. or are of comparable quality as determined by the Funds’ investment manager. If, subsequent to the purchase of a municipal security, the rating of a municipal security falls below investment grade, the Fund will not be required to dispose of the security. In addition, the existing Kansas Fund, Nebraska Fund and Oklahoma Fund will not invest more than 30% of their respective assets in unrated municipal securities. The existing Maine Fund and New Hampshire Fund, as well as each of the Successor Funds, have no corresponding requirements specified regarding investments in unrated municipal securities.

Under normal circumstances, the Successor Funds will maintain an average stated maturity at between five and twenty-five years. The existing Funds, have no corresponding requirements specified regarding average stated maturity.

During unusual market or other conditions, the Funds may temporarily depart from their investment objective and invest up to 100% of their assets in short-term U.S. Government obligations, cash, and cash equivalents. During such times, the Funds may be unable to pursue their investment objective. In addition, interest on these short-term investments may be taxable.

The Successor Funds will not buy securities on margin, sell securities short, use commodities or futures contracts, or use derivative securities of any kind. The existing Funds have the ability to engage in derivative transactions, but have not historically engaged in derivatives since becoming a part of the Integrity/Viking Funds.

In addition, the Successor Funds will adopt the standardized fundamental restrictions of other municipal funds managed by the Adviser, which are similar to the fundamental investment restrictions of the existing Funds. See Exhibit B.

Principal Risks. Each Fund has substantially similar principal risks to those of its corresponding Successor Fund, as each pair of Funds has substantially similar investment objectives and principal investment strategies.  An investment in each Fund is subject to municipal securities and single state risks, interest rate risk, income risk, liquidity risk, maturity risk, credit risk, call risk, extension risk, inflation risk and tax risk, among others.  For more information on the Funds’ principal risks, see the section entitled “Principal Risks” following the Synopsis.

Investment Adviser

Viking Fund Management, LLC is the investment adviser to the Funds and will continue to manage each Successor Fund after completion of its Reorganization.  The portfolio management team responsible for the day-to-day management of each Fund, consists of Monte L. Avery, Shannon D. Radke, and Joshua D. Larson.  The portfolio management team will remain the same for each Successor Fund following its Reorganization.

Buying, Selling, and Exchanging Fund Shares

The procedures for buying, selling, and exchanging Fund shares will not change as a result of the Reorganizations. You may buy, sell, and exchange shares of a Fund on any day that the NYSE is open. Additional information regarding procedures for buying, selling, and exchanging Fund shares is provided in the section entitled “Investing in the Funds.”

Portfolio Turnover

A Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect a Fund’s performance.  During the fiscal year ended July 31, 2016, the Funds’ portfolio turnover rates were 12.10%, 1.88%, 7.47%, 23.42% and 10.58% of the average value of the portfolio for the Kansas Fund, Maine Fund, Nebraska Fund, New Hampshire Fund and Oklahoma Fund, respectively. Each  Successor Fund will continue the operations of its corresponding existing Fund and no portfolio turnover is expected solely as a result of the Reorganizations.

Tax Information Relating to the Reorganizations

Each Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes.  Accordingly, shareholders are not expected to recognize any gain or loss for federal income tax purposes as a direct result of the Reorganization of their Fund.  Additional information is provided in the section entitled “Material Federal Income Tax Consequences.”

Principal Risks

Risk is inherent in all investing. Investing in the Funds involves risk, including the risk that you may receive little or no return on your investment or that you may even lose part or all of your investment. An investment in the Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Before you invest in a Fund, you should consider its principal risks. Below is additional information about certain of the principal risks applicable to each Successor Fund, which are the same as those of the corresponding existing Fund.  In addition, the existing Funds were subject to the risks of investing in derivatives.  The term “Fund” below refers to the existing Fund and the Successor Fund following the Reorganization.

General Risk: Each Fund’s net asset value, yield and total return will fluctuate based upon changes in the value of its portfolio securities. The market value of securities in which a Fund invests is based upon the market’s perception of the underlying value and is not necessarily an objective measure of the securities’ values. There is no assurance that a Fund will achieve its investment objective. An investment in a Fund is not by itself a complete or balanced investment program.

Non-Diversification Risk: Each Fund is non-diversified and as such, may invest more than 5% of its assets in the obligations of any issuer. Because a relatively high percentage of a Fund’s assets may be invested in the municipal securities of a limited number of issuers, the Fund is exposed to greater market risk, as its portfolio securities may be more susceptible to any single economic, business, political, or regulatory occurrence than the portfolio securities of a diversified fund. In addition, because of the relatively small number of issuers of municipal securities in the respective state, the Funds are more likely to invest a higher percentage of their assets in the securities of a single issuer than an investment company that invests in a broad range of tax-exempt securities. As a result, the Funds are subject to greater risks of loss if an issuer is unable to make interest or principal payments or if the market value of such securities declines.

Each Fund also may invest in the securities of issuers of municipal securities in U.S. territories and possessions. As a result, to the extent they invest in such securities, the Funds will be more susceptible to economic, political, or regulatory developments that could adversely affect issuers in a U.S. territory or possession and therefore the value of the Funds’ portfolios.

Municipal Volatility Risk: The market values of municipal securities owned by a Fund may decline, at times sharply and unpredictably. Market values of municipal securities are affected by a number of different factors, including tax, legislative and political changes, changes in interest rates, the credit quality of municipal securities issuers, and general economic and market conditions. Lower-quality municipal securities may suffer larger price declines and more volatility than higher-quality municipal securities in response to negative issuer-specific developments or general economic news. During times of low demand or decreased liquidity in the municipal securities market, prices of municipal securities, particularly lower-quality municipal securities, may decline sharply, without regard to changes in interest rates or issuer-specific credit-related events. Such periods of decreased liquidity may occur when dealers that make a market in municipal securities are unable or unwilling to do so, particularly during periods of economic or financial distress.

Municipal Securities and Single State Risks: The values of municipal securities held by a Fund may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers. Other factors that could affect municipal securities include a change in the local, state or national economy, demographic factors, ecological or environmental concerns, statutory limitations on the issuer’s ability to increase taxes, and other developments generally affecting the revenue of issuers (for example, legislation or court decisions reducing state aid to local governments or mandating additional services).

To the extent that a Fund invests a significant portion of its assets in the securities of issuers located in a given state or U.S. territory or possession, it will be disproportionately affected by political and economic conditions and developments in that state, territory or possession. In addition, economic, political or regulatory changes in that state, territory or possession could adversely affect municipal bond issuers in that state, territory or possession and therefore the value of a Fund’s investment portfolio.

The Funds may invest in bonds of municipal issuers located in Puerto Rico.  In recent years, municipal securities issued by Puerto Rico and its agencies and instrumentalities have been subject to multiple credit downgrades as a result of Puerto Rico’s ongoing fiscal challenges and uncertainty about the ability to make full repayment on these obligations. More recently, certain issuers of Puerto Rican municipal securities have failed to make payments on obligations that have come due, and additional missed payments or defaults may occur in the future.

Interest Rate Risk: Debt securities held by a Fund will fluctuate in value with changes in interest rates. Interest rate risk is the risk that the value of the Fund’s portfolio will decline because of rising market interest rates (bond prices generally move in the opposite direction of interest rates). Given that interest rates in the U.S. are currently at, or near, historical lows, a Fund may be subject to greater risk of rising interest rates than would otherwise be the case. Longer-term debt securities are generally more sensitive to interest rate changes. Rising interest rates also may lengthen the duration of debt securities with call features, since exercise of the call becomes less likely as interest rates rise, which in turn will make the securities more sensitive to changes in interest rates and result in even steeper price declines in the event of further interest rate increases. Additionally, a Fund may buy variable rate obligations. When interest rates fall, the yields on these securities decline. Callable bonds that a Fund may buy are more likely to be called when interest rates fall, and a Fund might then have to reinvest the proceeds of the called instrument in other securities that have lower yields, reducing its income.

Income Risk: Income risk is the risk that the income from the Fund’s portfolio will decline because of falling market interest rates. This can occur when the Fund invests the proceeds from its new share sales or from matured or called bonds at market interest rates that are below the portfolio’s current earnings rate.

Liquidity Risk: Liquidity risk is the risk that a Fund may not be able to sell a holding in a timely manner at a desired price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in securities. The secondary market for certain municipal securities tends to be less developed and liquid than many other securities markets, which may adversely affect a Fund’s ability to sell such municipal securities at attractive prices. Moreover, inventories of municipal securities held by brokers and dealers have decreased in recent years, lessening their ability to make a market in these securities. This reduction in market making capacity has the potential to decrease a Fund’s ability to buy or sell bonds, and increase bond price volatility and trading costs, particularly during periods of economic or market stress. As a result, a Fund may be forced to accept a lower price to sell a security, to sell other securities to raise cash, or to give up an investment opportunity, any of which could have a negative effect on performance. If a Fund needed to sell large blocks of securities to raise cash (such as to meet heavy shareholder redemptions), those sales could further reduce the securities’ prices and hurt performance.

Maturity Risk: Generally, longer-term securities are more susceptible to changes in value as a result of interest-rate changes than are shorter-term securities.

Credit Risk: Credit risk is the risk that an issuer (or insurer or other credit enhancer) of a bond is unable or unwilling to meet its obligation to make interest and principal payments due to changing financial or market conditions. Economic downturns often result in reduced levels of taxes collected and revenues earned for municipalities. This, in turn, lessens the financial strength of a municipality and increases the credit risk of the securities it issues.

Changes in the credit quality of the insurer or other credit provider could affect the value of the security and the Fund’s share price. Generally, lower rated bonds provide higher current income but are considered to carry greater credit risk than higher rated bonds. The ratings of a rating agency represent its opinion as to the credit quality of the debt securities it undertakes to rate and do not evaluate market risk. Ratings are not absolute standards of credit quality; consequently, debt securities with the same maturity, duration, coupon, and rating may have different yields. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates.  In the event that rating agencies assign different ratings to the same security, the Fund’s investment adviser may rely on the higher rating.  In addition, not all securities are rated.  Credit risks associated with certain particular classifications of municipal securities include:

General Obligation Bonds—Timely payments depend on the issuer’s credit quality, ability to raise tax revenues, and ability to maintain an adequate tax base.

Revenue Bonds—Payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds—Municipalities and other public authorities issue private activity bonds to finance development of facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment.

Municipal Insurance Risk: Although not required, the Funds may invest in securities covered by insurance. Municipal bond insurance generally seeks to guarantee a bond’s scheduled payment of interest and repayment of principal. This type of insurance may be obtained by either (i) the issuer at the time the bond is issued (primary market insurance); or (ii) another party after the bond has been issued (secondary market insurance).

Both primary and secondary market insurance generally seek to guarantee timely and scheduled repayment of principal and payment of interest on a municipal security in the event of default by the issuer, and generally cover a municipal security to its maturity.

Municipal security insurance does not insure against market fluctuations in a Fund’s share price or guarantee the value of a municipal security. In addition, a municipal security insurance policy generally will not cover: (i) repayment of a municipal security before maturity (redemption), (ii) prepayment or payment of an acceleration premium (except for a mandatory sinking fund redemption) or any other provision of a bond indenture that advances the maturity of the bond or (iii) nonpayment of principal or interest caused by negligence or bankruptcy of the paying agent. A mandatory sinking fund redemption may be a provision of a municipal security issue whereby part of the municipal security issue may be retired before maturity.

Downgrades and withdrawal of ratings from insurers of municipal securities have substantially limited the availability of insurance sought by issuers of municipal securities thereby reducing the supply of insured municipal securities. Because of the consolidation among insurers of municipal securities, to the extent that a Fund invests in insured municipal securities, it is subject to the risk that credit risk may be concentrated among fewer insurers and the risk that events involving one or more insurers could have a significant adverse effect on the value of the securities insured by an insurer and on the municipal markets as a whole.

Call Risk: Call risk is the likelihood that a security will be prepaid (or “called”) before maturity. An issuer is more likely to call its bonds when interest rates are falling, because the issuer can issue new bonds with lower interest payments. If a bond is called, the Fund may have to replace it with a lower-yielding security.

Extension Risk: Extension risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

Portfolio Strategy Risk: The investment adviser’s skill in choosing appropriate investments for the Fund will determine in part the Fund’s ability to achieve its investment objective.

Inflation Risk: Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Funds’ assets can decline as can the value of the Funds’ distributions.

Tax Risk: Tax risk is the risk that income from municipal bonds held by a Fund could be declared taxable because of, for example, unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. Moreover, a portion of the Funds’ otherwise exempt-interest dividends may be taxable to those shareholders subject to the alternative minimum tax. In addition, proposals have been made to restrict or eliminate the federal income tax exemption for interest on municipal securities, and similar proposals may be introduced in the future. Proposed “flat tax” and “value added tax” proposals would also have the effect of eliminating the tax preference for municipal securities. Some of these proposals would apply to interest on municipal securities issued before the date of enactment, which would adversely affect their value to a material degree. If such a proposal were enacted, the availability of municipal securities for investment by the Funds and the value of the Funds’ portfolios would be adversely affected.

Municipal Sector Risk: Each Fund may invest over 25% of its assets in municipal securities whose revenues derive from similar types of projects including health care, housing, utilities, and education. Each Fund bears the risk that economic, political or regulatory developments could adversely affect these industries and consequently, the value of a Fund’s portfolio.

Risks of Health Care Revenue Bonds: The Fund may invest in health care revenue bonds. The health care sector is subject to regulatory action by a number of private and governmental agencies, including federal, state, and local governmental agencies. A major source of revenues for the health care sector is payments from the Medicare and Medicaid programs. As a result, the sector is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may affect the sector, such as general economic conditions; demand for services; expenses (including malpractice insurance premiums); and competition among health care providers. In addition, various factors may adversely affect health care facility operations, including adoption of national, state and/or local health care reform measures; medical and technological advances which dramatically alter the need for health services or the way in which such services are delivered; changes in medical coverage which alter the traditional fee-for-service revenue stream; and efforts by employers, insurers and governmental agencies to reduce the costs of health care insurance and health care services.

Risks of Electric Utility Revenue Bonds: The Fund may invest in electric utility revenue bonds. The electric utilities industry has been experiencing increased competitive pressures. Additional risks associated with electric utility revenue bonds include: (a) the availability and costs of fuel; (b) the availability and costs of capital; (c) the effects of conservation on energy demand; (d) the effects of rapidly changing environmental, safety, and licensing requirements, and other federal, state and local regulations; (e) timely and sufficient rate increases; and (f) opposition to nuclear power.

Risks of Gas Utility Revenue Bonds: The Fund may invest in gas utility revenue bonds. Gas utilities are subject to the risks of supply conditions and increased competition from other providers of utility services. In addition, gas utilities are affected by gas prices, which may be magnified to the extent that a gas company enters into long-term contracts for the purchase or sale of gas at fixed prices, since such prices may change significantly and to the disadvantage of the gas utility in the open market. Gas utilities are particularly susceptible to supply and demand imbalances due to unpredictable climate conditions and other factors and are subject to regulatory risks as well.

Risks of Water and Sewer Revenue Bonds: The Fund may invest in water and sewer revenue bonds. Issuers of water and sewer bonds face public resistance to rate increases, costly environmental litigation and federal environmental mandates. In addition, the lack of water supply due to insufficient rain, run-off, or snow pack may be a concern.

Risks of Transportation Revenue Bonds: The Fund may invest in transportation revenue bonds. Transportation debt may be issued to finance the construction of airports, toll roads, highways, or other transit facilities. Airport bonds are dependent on the general stability of the airline industry and on the stability of a specific carrier who uses the airport as a hub. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area. Fuel costs and availability also affect other transportation-related securities, as does the presence of alternate forms of transportation, such as public transportation.

Risks of Educational Revenue Bonds: The Fund may invest in educational revenue bonds. These include municipal securities that are obligations of issuers which are, or which govern the operation of, schools, colleges and universities and whose revenues are derived mainly from ad valorem taxes, or for higher education systems, from tuition, dormitory revenues, grants and endowments. Litigation or legislation pertaining to ad valorem taxes may affect sources of funds available for the payment of school bonds. College and university obligations may be affected by the possible inability to raise tuitions and fees sufficiently to cover increased operating costs, the uncertainty of continued receipt of federal grants and state funding and new government or legislation or regulations which may adversely affect the revenues or costs of such issuers. In addition, student loan revenue bonds, which are generally offered by state (or substate) authorities or commissions and backed by pools of student loans, may be affected by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, student repayment deferral periods of forbearance, potential changes in federal legislation, and state guarantee agency reimbursement.

Risks of Housing Revenue Bonds: The Fund may invest in housing revenue bonds. Housing revenue bonds are generally issued by a state, county, city, local housing authority, or other public agency. They generally are secured by the revenues derived from mortgages purchased with the proceeds of the bond issue. It is extremely difficult to predict the supply of available mortgages to be purchased with the proceeds of an issue or the future cash flow from the underlying mortgages. Consequently, there are risks that proceeds will exceed supply, resulting in early retirement of bonds, or that homeowner repayments will create an irregular cash flow. Many factors may affect the financing of multi-family housing projects, including acceptable completion of construction, proper management, occupancy and rent levels, economic conditions, and changes to current laws and regulations.

Cybersecurity Risk: As the use of technology has become more prevalent in the course of business, the Funds have become potentially more susceptible to operational and financial risks through breaches in cybersecurity. These risks include theft, loss, misuse, improper release, corruption and destruction of, or unauthorized access to, confidential or highly restricted data relating to a Fund and its shareholders; and compromises or failures to systems, networks, devices and applications relating to the operations of a Fund and its service providers. Cybersecurity issues may result in, among other things, financial losses to a Fund and its shareholders; the inability of a Fund to transact business with its shareholders or to engage in portfolio transactions; delays or mistakes in the calculation of a Fund’s net asset value or other materials provided to shareholders; the inability to process transactions with shareholders or other parties; violations of privacy and other laws; regulatory fines, penalties and reputational damage; and compliance and remediation costs, legal fees and other expenses. A Fund’s service providers, financial intermediaries, entities in which a Fund invests and parties with which a Fund engages in portfolio or other transactions also may be adversely impacted by cybersecurity risks, resulting in losses to a Fund or its shareholders. There can be no guarantee that any risk management systems established to address to reduce cybersecurity risks will succeed, and the Funds cannot control such systems put in place by service providers, issuers or other third parties whose operations may affect the Funds and/or their shareholders.

Valuation Risk: The sales price a Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem Fund shares on days when a Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the security or had used a different valuation methodology.

Information About the Reorganizations

Reasons for the Reorganizations

The Adviser and the Board of Trustees of the Integrity Trust and the Viking Trust believe that consolidating the Funds under the same corporate entity as other municipal mutual funds for which the Adviser also serves as investment adviser and which also utilize the same service providers as the Funds has the potential to provide operating and administrative efficiencies.  As part of the Reorganizations, the investment policies, restrictions and disclosure of the Funds will be standardized to align with other municipal funds managed by the Adviser.

Board Approval of the Reorganizations

The primary purpose of the proposed Reorganizations is to seek future economies of scale and to eliminate certain costs associated with operating two different business entities that are organized under the laws of different states, which may result in lower Successor Fund expenses over time.  An additional purpose of the Reorganizations is to align the investment policies, restrictions and disclosure for all municipal funds managed by the Adviser.  In unanimously approving each Reorganization, the Board requested and evaluated such information as it reasonably believed necessary to make the determinations that the proposed Reorganization would be in the best interest of each Fund and that the interests of each Fund’s shareholders would not be diluted as a result of the Reorganization.  The key factors considered by the Board are described below:

The Adviser has informed the Board that it believes that by reorganizing all of the assets of each Fund into its corresponding Successor Fund, the Successor Funds should be able to realize certain  operating efficiencies by eliminating certain costs associated with operating two different business entities that are organized under the laws of different states.

The Adviser has also informed the Board that it believes that the proposed Delaware statutory trust provides the most flexible and cost-efficient method of operating the Funds for the benefit of the Funds’ shareholders.  Counsel to the Trusts also noted that a Delaware statutory trust form would benefit the Funds’ Board and the Funds’ shareholders by providing greater certainty regarding their personal liabilities for Fund obligations.

The Board also considered that:  (a) the investment objective, policies and restrictions of each Successor Fund are substantially the same as those of the corresponding Fund; (b) each Successor Fund will be managed by the same personnel and in accordance with the same investment strategies and techniques utilized by the management of the corresponding Fund immediately prior to the Reorganization; (c) fees and expenses would remain the same; (d) all service providers will remain the same; and (e) each Fund would be the accounting and performance survivor of its Reorganization, such that the accounting and performance records would continue.  The Board also considered the fact that the Reorganizations were expected to qualify as tax-free reorganizations for federal income tax purposes.

Agreement and Plan of Reorganization

The following summary is qualified in its entirety by reference to the Plan, a form of which is set forth in Exhibit A.  The Plan provides that all of the assets of each Fund will be transferred to the corresponding Successor Fund solely in exchange for Class A voting shares of beneficial interest of the Successor Fund, as described in the Plan, and the assumption by the Successor Fund of all the liabilities of the corresponding Fund.  The Reorganizations are expected to close on October 27, 2017, or such other date as may be agreed upon by the parties (the “Closing Date”).

With respect to each Reorganization of a Fund into the corresponding Successor Fund, the Plan provides that the net asset value of each Class A share of each Successor Fund will be equal to the net asset value per share of the corresponding Fund as of the close of business on the New York Stock Exchange (“NYSE”) on the Closing Date (the “Valuation Time”).  For each Reorganization, the Plan provides that the computation of net asset value will be made in accordance with valuation procedures of the Funds adopted by the Board of Trustees.  Shareholders will receive the number of shares of the Successor Fund with the same aggregate value as they held in the Fund as of the Valuation Time.

Each Reorganization is subject to the satisfaction or, to the extent legally permissible, waiver of the conditions set forth in the Plan, including but not limited to the truth and correctness in all material respects of each party’s representations and warranties as set forth in the Plan, delivery of opinions of counsel, effectiveness of the registration statement with respect to the Successor Fund Shares of which this Joint Proxy Statement/Prospectus is a part, approval of the Plan by the Board of Trustees and by shareholders of the existing Fund.  The Plan may be terminated (1) by the mutual agreement of the parties to the Plan; (2) at or prior to the Closing by either party (a) because of a breach by the other party of any representation, warranty or agreement contained in the Plan to be performed at or prior to the Closing, if not cured within 30 days of notification of such breach and prior to the closing, or (b) because a condition in the Plan expressed to be precedent to the obligations of the terminating party has not been met or waived and it reasonably appears that it will not or cannot be met; or (3) due to a determination by the Board that the consummation of the Reorganization is not in the best interests of the existing Fund or Successor Fund.  The Plan may be amended, modified or supplemented only in writing by the parties to the Plan.

The Adviser is obligated under the Plan to pay the expenses associated with each Reorganization, regardless of whether the Reorganization is consummated.  The costs of the Reorganizations will not be borne by the Funds or their shareholders.  No sales load, contingent deferred sales charge, commission, redemption fee or other transactional fee will be charged by any Successor Fund as a result of, or in connection with, the Reorganizations.

Description of the Securities to be Issued

Shareholders of each Fund as of the Closing will receive full and fractional Class A shares of the corresponding Successor Fund in accordance with the terms of the Plan.  The shares of each Successor Fund to be issued in connection with the Reorganizations will be validly issued, fully paid and non-assessable when issued.  Shares of the Successor Fund to be issued in a Reorganization will have no preemptive or other rights to subscribe for such shares, and no share certificates will be issued.

Material Federal Income Tax Consequences

The following discussion summarizes the material U.S. federal income tax consequences of the Reorganizations that are applicable to you as a Fund shareholder.  It is based on the Internal Revenue Code of 1986, as amended (the “Code”), applicable U.S. Treasury regulations, judicial authority, and administrative rulings and practice, all as of the date of this Joint Proxy Statement/Prospectus and all of which are subject to change, including changes with retroactive effect.  The discussion below does not address any state, local, or foreign tax consequences of the Reorganizations.  Your tax treatment may vary depending upon your particular situation.  You also may be subject to special rules not discussed below if you are a certain kind of shareholder, including, but not limited to:  an insurance company; a tax-exempt organization; a financial institution or broker-dealer; a person who is neither a citizen nor resident of the United States or an entity that is not organized under the laws of the United States or a political subdivision thereof; a holder of Fund shares as part of a hedge, straddle, or conversion transaction; a person who does not hold Fund shares as a capital asset at the time of the Reorganization; or an entity taxable as a partnership for U.S. federal income tax purposes.

Each Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code.  As a condition to the closing of each Reorganization, the Fund and the corresponding Successor Fund will receive an opinion from the law firm of Vedder Price P.C. substantially to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, and certain representations, qualifications, and assumptions, for federal income tax purposes:

(i)         The transfer by the Fund of all its assets to the Successor Fund in exchange solely for shares of the Successor Fund and the assumption by the Successor Fund of all the Fund’s liabilities, immediately followed by the pro rata distribution of all the shares of the Successor Fund so received by the Fund to the Fund’s shareholders in complete liquidation of the Fund and the termination of the Fund as soon as practicable thereafter, will constitute a “reorganization” within the meaning of Section 368(a)(1) of the Code, and the Successor Fund and the existing Fund will each be “a party to a reorganization,” within the meaning of Section 368(b) of the Code, with respect to the Reorganization.

(ii)        No gain or loss will be recognized by the Successor Fund upon the receipt of all the assets of the Fund solely in exchange for Successor Fund shares and the assumption by the Successor Fund of all the Fund’s liabilities.

(iii)       No gain or loss will be recognized by the Fund upon the transfer of all its assets to the Successor Fund solely in exchange for Successor Fund shares and the assumption by the Successor Fund of all the Fund’s liabilities or upon the distribution (whether actual or constructive) of the Successor Fund shares so received to the Funds shareholders solely in exchange for such shareholders’ shares of the Fund in complete liquidation of the Fund.

(iv)       No gain or loss will be recognized by the Funds shareholders upon the exchange, pursuant to the Reorganization, of all their shares of the Fund solely for Successor Fund shares.

(v)        The aggregate basis of the Successor Fund shares received by each Fund shareholder pursuant to the Reorganization will be the same as the aggregate basis of the shares of the Fund exchanged therefor by such shareholder.

(vi)       The holding period of the Successor Fund shares received by each Fund shareholder in the Reorganization will include the period during which the shares of the Fund exchanged therefor were held by such shareholder, provided such shares of the Fund were held as capital assets at the effective time of the Reorganization.

(vii)      The basis of the assets of the Fund received by the Successor Fund will be the same as the basis of such assets in the hands of the Fund immediately before the effective time of the Reorganization.

(viii)     The holding period of the assets of the Fund received by the Successor Fund will include the period during which such assets were held by the Fund.

No opinion will be expressed as to (1) the effect of a Reorganization on a Successor Fund, a Fund or any Fund shareholder with respect to any asset (including without limitation any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code) as to which any unrealized gain or loss is required to be recognized for federal income tax purposes (a) at the end of a taxable year or upon the termination thereof, or (b) upon the transfer of such asset regardless of whether such transfer would otherwise be a non-taxable transaction under the Code, or (2) any other federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

No private ruling will be sought from the Internal Revenue Service (the “IRS”) with respect to the federal income tax consequences of the Reorganizations.  Opinions of counsel are not binding upon the IRS or the courts, are not guarantees of the tax results, and do not preclude the IRS from adopting or taking a contrary position, which may be sustained by a court.  If a Reorganization is consummated but the IRS or the courts determine that the Reorganization does not qualify as a tax-free reorganization under the Code and, thus, is taxable, the applicable Fund would recognize gain or loss on the transfer of its assets to the corresponding Successor Fund and each shareholder of the Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Fund shares and the fair market value of the shares of the Successor Fund it receives.

Prior to the closing of each Reorganization, the Fund may declare a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders at least all of the Fund’s investment company taxable income for all taxable periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), if any, plus the excess of its interest income excludible from gross income under Section 103(a) of the Code, if any, over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods ending on or before the Closing Date and all of its net capital gains realized in all taxable periods ending on or before the Closing Date (after reduction for any available capital loss carryover and excluding any net capital gain on which the Fund paid tax under Section 852(b)(3)(A)).  All or a portion of this distribution may be taxable to shareholders who are subject to federal income tax.  Additional distributions may be made if necessary.  All dividends and distributions will be reinvested in additional shares of the Fund unless a shareholder has made an election to receive dividends and distributions in cash.  Taxable dividends and distributions are subject to federal income tax whether received in cash or additional shares.

After each Reorganization, the Successor Fund’s ability to use the existing Fund’s pre-Reorganization capital loss carryovers, if any, may be limited under certain federal income tax rules to the extent that the Reorganization does not meet certain qualifications.  Each Fund, other than the Maine Municipal Fund, had capital loss carryovers as of the most recent fiscal year end.  Therefore, in certain circumstances, shareholders may pay federal income tax sooner, or may pay more federal income taxes, than they would have had the Reorganization not occurred.  The effect of these potential limitations will depend on a number of factors, including the amount of the losses, the amount of gains to be offset, the exact timing of the Reorganization and the amount of unrealized capital gains in the Fund at the time of its Reorganization.

Tracking Your Basis and Holding Period; State and Local Taxes.  After the Reorganizations, you will continue to be responsible for tracking the adjusted tax basis and holding period of your shares for federal income tax purposes.  However, mutual funds, such as the Funds and Successor Funds, must report cost basis information to you and the IRS when you sell or exchange shares acquired on or after January 1, 2012 that are not in a retirement account (“covered shares”).  Cost basis reporting by a mutual fund is not required if the shares were acquired in a reorganization and the basis of the acquired shares is determined from the basis of shares that were not covered shares.

This discussion does not address any state, local or foreign tax issues and is limited to material federal income tax issues.  You are urged and advised to consult, and must rely on, your own tax advisors as to the federal, state, local, foreign and other tax consequences of the Reorganizations in light of your individual circumstances, including the applicability and effect of possible changes in any applicable tax laws.  This discussion is intended to be only a summary of the material federal income tax consequences of the Reorganizations and should not be considered to be tax advice.  There can be no assurance that the IRS will concur on all or any of the issues discussed above.

Capitalization

The following table sets forth, for each Reorganization, the net assets, number of shares outstanding and net asset value (“NAV”) per share, assuming the Reorganization occurred as of January 31, 2017.  This information is generally referred to as the “capitalization” of a Fund.  The term “pro forma capitalization” means the expected capitalization of the Successor Fund as of January 31, 2017 after giving effect to the applicable Reorganization.  The Adviser will bear 100% of the Reorganization expenses, and as a result there are no pro forma adjustments to net assets. The numbers below may differ as of the closing date of the applicable Reorganization.

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Kansas Fund	$59,814,573.32	5,606,141.508	$10.67
Pro Forma Kansas Fund (Successor Fund)—Class A	$59,814,573.32	5,606,141.508	$10.67

Maine Fund	$19,628,370.54	1,827,780.430	$10.74
Pro Forma Maine Fund (Successor Fund)—Class A	$19,628,370.54	1,827,780.430	$10.74

Nebraska Fund	$50,430,300.97	4,920,098.719	$10.25
Pro Forma Nebraska Fund (Successor Fund)—Class A	$50,430,300.97	4,920,098.719	$10.25

New Hampshire Fund	$6,598,372.26	635,857.017	$10.38
Pro Forma New Hampshire Fund (Successor Fund)—Class A	$6,598,372.26	635,857.017	$10.38

Oklahoma Fund	$46,616,495.48	4,043,609.097	$11.53
Pro Forma Oklahoma Fund (Successor Fund) —Class A	$46,616,495.48	4,043,609.097	$11.53

The Funds’ Management

            The term Fund as used throughout this section includes the existing Funds and the Successor Funds following the Reorganization.

Investment Adviser

Viking Management, P.O. Box 500, Minot, North Dakota 58702, is the investment adviser to the Funds pursuant to an investment advisory agreement (the “Investment Advisory Agreement”). Since July 31, 2009, Viking Management has been a wholly-owned subsidiary of Corridor Investors, LLC (“Corridor”), a North Dakota limited liability company that was organized in January 2009.  Corridor provides investment advisory, distribution and other services to the Integrity/Viking Funds, primarily through its subsidiaries.  As the Funds’ investment adviser and pursuant to the Investment Advisory Agreement, Viking Management is responsible for (a) providing a program of continuous investment management for each Fund in accordance with the Fund’s investment objectives, policies and restrictions; (b) making investment decisions for each Fund; and (c) placing orders to purchase and sell securities for each Fund.

Portfolio Managers

The portfolio management team responsible for the day-to-day management of each Fund’s portfolio consists of Mr. Monte L. Avery (Senior Portfolio Manager), Mr. Shannon D. Radke (Senior Portfolio Manager), and Mr. Joshua D. Larson (Portfolio Manager).

Mr. Avery started in the securities business with PaineWebber in 1981 as a retail broker, transferring to Dean Witter in 1982. In 1988, Mr. Avery joined Bremer Bank, N.A. (Minot, ND) to help start its Invest Center. He transferred back to Dean Witter in 1993 where he remained until he joined Integrity Money Management in 1995. Mr. Avery became an employee of Viking Management in August 2009. Since 1995, Mr. Avery has served as a portfolio manager to various funds currently advised by Viking Management, including the Funds.

Mr. Radke is a governor and president of Viking Management and a governor of Corridor. He founded Viking Management in September 1998.  Mr. Radke holds a Bachelor of Business Administration degree in Banking and Finance from the University of North Dakota and has been engaged in the securities business since 1988 as a broker and as operations manager and later as chief operating officer of an investment advisory firm.  Currently, in addition to the Funds (which he began co‑managing in November 2010), he serves as co-portfolio manager of various other funds advised by Viking Management.

Mr. Larson holds Bachelor of Science degrees in Finance and Management from Minot State University. He joined Integrity Viking Funds in 2010 in the fund accounting division and as a research analyst for certain funds advised by Viking Management. Mr. Larson has served as a co-portfolio manager of the Funds since November 2014.

The SAI for each Fund provides additional information about the portfolio managers’ method of compensation, other accounts managed, and ownership of securities in the Funds.

Investment Advisory Fees

For its services and pursuant to the Investment Advisory Agreement, Viking Management receives an annual fund management fee computed daily and paid monthly at the annual rates set forth in the table below and expressed as a percentage of each Fund’s average daily net assets.

Fund	Investment Advisory Fee Rate (as a percentage of average daily net assets)
Kansas Fund	0.50%
Maine Fund	0.50%
Nebraska Fund	0.50%
New Hampshire Fund	0.50%
Oklahoma Fund	0.50%

Advisory Agreement Approval

A discussion regarding the basis for the Board’s approval of the investment advisory agreement will be included in the existing Funds’ annual report for the fiscal year ended July 31, 2017, and with respect to the Successor Funds is expected to be included in the Successor Funds’ semi-annual report for the six-month period ending January 31, 2018.

Expense Limitation Agreement

Each Fund generally pays its own operating expenses, including but not limited to the costs associated with custodian, administrative, transfer agent, accounting, legal and audit services. (Please refer to a Fund’s SAI for an additional discussion of the Fund expenses.) A portion of these costs may be reimbursed by the Adviser, either at its discretion or pursuant to a contractual fee waiver and expense reimbursement agreement.

The Adviser has contractually agreed to waive its management fee and reimburse expenses (other than taxes, brokerage fees, commissions, extraordinary or non-recurring expenses and acquired fund fees and expenses) through November 29, 2018 so that the net annual operating expenses of each Fund do not exceed 0.98% of the respective Fund’s average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2018 with the approval of the Fund’s Board of Trustees.

In addition, certain affiliated service providers, including Integrity Fund Services, LLC and Integrity Funds Distributor, LLC, may voluntarily waive from time to time all or a portion of their respective fees, which waiver may occur before the Adviser waives any of its fee or reimburses any expenses to satisfy its contractual expense limitation agreement.

Manager-of-Managers Structure

Under each investment advisory agreement between Viking Management and the Funds, Viking Management is authorized, at its own cost and expense, to enter into a sub-advisory agreement with a sub-adviser with respect to the respective Fund. If an investment adviser delegates portfolio management duties to a sub-adviser, the Investment Company Act of 1940, as amended (the “1940 Act”) generally requires that the sub-advisory agreement between the adviser and the sub-adviser be approved by the Board and by fund shareholders. Specifically, Section 15 of the 1940 Act, in relevant part, makes it unlawful for any person to act as an investment adviser (including as a sub-adviser) to a mutual fund, except pursuant to a written contract that has been approved by shareholders.

The Integrity Trust, the Viking Trust, and the Adviser have received an order from the SEC permitting the Funds to be managed under a “manager-of-managers” structure (the “SEC Order”). The SEC Order generally permits the Adviser to enter into and materially amend sub-advisory agreements with unaffiliated sub-advisers subject to approval by the Board of Trustees, but without obtaining shareholder approval. If a sub-adviser is hired to provide sub-advisory services to a Fund, such Fund will provide information concerning the sub-adviser to shareholders of the Fund concerned.

In 2009, shareholders of each Fund approved a “manager-of-managers” structure for their Fund, which structure will be continued by each Successor Fund.  Under the “manager-of-managers” structure for a Fund, the Adviser would remain the primary provider of investment advisory services to the Fund, would be permitted to hire or change sub-advisers, as appropriate, and would have ultimate responsibility (subject to oversight by the Board of Trustees) to oversee sub-advisers and recommend to the Board their hiring, termination, and replacement. The Adviser would remain responsible for providing general management services to a Fund utilizing the manager-of-managers structure, including overall supervisory responsibility for the general management and investment of the Fund’s assets, and, subject to review and approval of the Board of Trustees, would, among other things: (i) set the Fund’s overall investment strategies; (ii) evaluate, select, and recommend sub-advisers to manage all or a part of the Fund’s assets; (iii) when appropriate, allocate and reallocate the Fund’s assets among multiple sub-advisers; (iv) monitor and evaluate the performance of sub-advisers; and (v) implement procedures reasonably designed to ensure that the sub-advisers comply with the Fund’s investment objectives, policies and restrictions.

Other Service Providers

The service providers to the Funds are as set forth in the table below.

Service Providers
Principal Underwriter........	Integrity Funds Distributor, LLC
Accounting Service Provider and Administrator................	Integrity Fund Services, LLC
Transfer Agent..................	Integrity Fund Services, LLC
Custodian..........................	Wells Fargo Bank, N.A.
Independent Registered Public Accounting Firm.	Cohen & Company, Ltd.

Additional Information

The Board of Trustees has overall responsibility for the management of the Funds. The Board oversees generally the operations of the Funds, including contractual arrangements with various parties, including, among others, the investment adviser, custodian, distributor, transfer agent, and other service providers who provide services to the Funds.  Shareholders are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce the terms of the contractual arrangements against the service providers or to seek any remedy under the contractual arrangements against the service providers, either directly or on behalf of a Fund.

This Joint Proxy Statement/Prospectus provides information concerning the Viking Trust and the Successor Funds that you should consider in determining whether to invest in shares of the Successor Funds.  The Successor Funds may make changes to this information from time to time.  Neither this Joint Proxy Statement/Prospectus, the SAIs or any document filed as an exhibit to the Viking Trust’s registration statement of which these documents are a part, is intended to, nor does it, give rise to an agreement or contract between the Viking Trust or a Successor Fund and any shareholder, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Investing in the Funds

The Funds offer Class A shares.  Following the Reorganizations, the Successor Funds will also offer Class I Shares.

The Board of Trustees has reserved the right to create and issue additional classes of the Successor Funds following the Reorganizations.  Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class.  Shares of each series or class generally vote together on fund- or trust-wide matters, except when required under federal securities laws to vote separately on matters that only affect a particular series or class, such as the approval of a distribution plan for a particular class.

The following is a summary of certain policies and procedures applicable to the purchase and sale of shares of the Funds, and is qualified with respect to (i) the existing Funds by reference to the prospectus for the Funds, which is incorporated herein by reference; and (ii) the Successor Funds by reference to the sections of this Joint Proxy Statement/Prospectus entitled “How to Buy Successor Fund Shares” and “How to Sell Successor Fund Shares.” The policies and procedures of the existing Funds and the Successor Funds are similar. Key differences, if any, are indicated below.

Investment Minimums

The existing Funds and the Successor Funds have substantially similar minimum investment requirements, which are set forth in the table below. Each Fund reserves the right to reduce or waive these minimums in certain instances.

	Existing Funds		Successor Funds
	Regular Account	Automatic Investment Plan	Regular Account	Automatic Investment Plan	Individual Retirement Account
Initial Investment(1).................	$1,000	$50	$1,000	$50	$250
Subsequent Investment..........	$50	$50	$50	$50	$50

(1)           The initial investment minimum will be waived with respect to shareholder accounts opened in connection with the Reorganizations.

Each Fund reserves the right to redeem Fund accounts that are reduced to a value of less than $1,000 for any reason, including market fluctuation. Should a Fund elect to exercise this right, the investor will be notified before such redemption is processed that the value of the investor’s account is less than $1,000 and that the investor will have sixty days to increase the account to at least the $1,000 minimum amount before the account is redeemed.

Rule 12b-1 Plans

Each Fund has adopted a plan under Rule 12b-1 under the 1940 Act with respect to its Class A shares that authorizes each Fund to compensate its distributor, Integrity Funds Distributor, LLC (“Integrity Funds Distributor” or the “Distributor”) for services performed and expenses incurred by the Distributor in connection with the distribution of Class A shares of the Fund and for providing personal services and the maintenance of shareholder accounts. Under its respective plan, with respect to its Class A shares, each Fund may pay an annual Rule 12b-1 fee of up to 0.25% of its average daily net assets for distribution and shareholder services. The Distributor may pay all or a portion of the distribution and services fees to your financial adviser for providing distribution and ongoing services to you. The Distributor retains the up-front sales charge and the service fee on accounts with no authorized dealer of record. Because these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Financial Intermediary Compensation

Financial intermediaries and retirement plans may have certain accounts and arrangements with the Funds. With respect to such accounts and arrangements, Integrity Fund Services, LLC (“Integrity Fund Services” or the “Transfer Agent”) may pay a financial intermediary certain amounts for sub-transfer agency or other administrative services, for which it may receive reimbursement from the Funds. Such sub-transfer agency or other administrative services may include, but are not limited to, the following: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semiannual reports and shareholder notices and other required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals, automated investment plans and shareholder account registrations.

Purchasing Shares

Each Fund continuously offers its shares through the Distributor.  You may purchase shares of a Fund on any day that the NYSE is open by sending a check or wire to the Fund’s transfer agent or by transacting with a financial intermediary that has an agreement with the Distributor.  Once you have established a Fund account, systematic investing allows you to make regular investments through automatic deductions from your bank account.

Exchanging Shares

You can exchange shares between any fund in the Integrity/Viking Funds with an up-front sales charge structure without paying any additional sales charges. Exchange purchases are subject to the minimum investment requirements of the fund purchased.

If you purchased shares of a Fund subject to a contingent deferred sales charge (“CDSC”), the CDSC will not be assessed at the time of the exchange. However, you will be required to pay any remaining CDSC owed on the exchanged shares at the time the acquired shares are redeemed, if any.

For federal income tax purposes, an exchange is a sale of shares, which may result in a taxable gain or loss, followed by a purchase of shares of the fund into which you exchange.

The terms of an employee-sponsored retirement plan may affect a shareholder’s right to exchange shares as described above. Contact your plan sponsor or administrator to determine if all of the exchange options discussed above are available under your plan.

Exchanges are made upon receipt of a properly completed exchange request form or a letter of instruction. Alternatively, you may make exchanges by telephone by calling Integrity Fund Services at 800-601-5593. The exchange privilege may be changed or discontinued at any time upon 60 days’ notice to shareholders.

Converting Shares

The Successor Funds will offer Class A shares and are expected to offer Class I shares in a separate prospectus.  Shares of one class of a Successor Fund may be converted to shares of another class of the same Fund, provided that you are eligible to buy the new share class. Such exchanges into shares of the same Fund are generally not taxable for federal income tax purposes. Investors who hold Successor Fund shares through a financial intermediary that does not have an agreement to make certain share classes of the Successor Fund available or that cannot systematically support the conversion may not be eligible to convert their shares.

Redeeming Shares

You may sell shares of a Fund on any day that the NYSE is open through the financial intermediary with which you hold your Fund shares and through instructions submitted by mail or by telephone to the transfer agent, subject to authentication and other requirements.  You may also sell shares by systematic withdrawal.

Redemption payments will be made in cash and may be sent by check or can be sent to your bank through the ACH network.  If you choose to receive proceeds via check, the transfer agent will normally mail the check the next business day, but in no event more than seven days after it receives your request.  A Fund may suspend the right of redemption under certain circumstances. Under normal conditions, each Fund typically expects to meet redemption requests through the use of the Fund’s holdings of cash or cash equivalents or by selling other portfolio assets.

Net Asset Value Calculation

The price of a Fund’s shares is based on the Fund’s NAV. Each Fund calculates the NAV per share each business day at the close of regular trading on the New York Stock Exchange (normally 3:00 p.m. Central Time). NAV is calculated by dividing a Fund’s net assets by the number of its shares outstanding.  Requests to buy and sell shares are processed based on the NAV next calculated after the Fund receives your request in proper form.

Short-term securities with remaining maturities of less than 60 days are valued at amortized cost or at original cost plus accrued interest. To the extent a Fund invests in open-end management investment companies, such Fund’s NAV will be calculated based upon the NAVs of the registered open-end investment companies (other than exchange-traded funds, which are valued at their current market value) in which the Fund invests. Other securities, including restricted securities and other assets are valued at fair value as described below. If an event were to occur after the value of an instrument was established but before NAV per share was determined, which would likely materially change the NAV, then the instrument would be valued using fair value considerations as described below.

When market quotations are not readily available (which is usually the case for municipal securities), invalid, or unreliable, or when a significant event occurs, Integrity Fund Services establishes the fair market value pursuant to procedures approved by the Board of Trustees, under the ultimate supervision of the Board of Trustees. In establishing fair value, Integrity Fund Services considers factors such as the yields and prices of comparable municipal bonds; the type of issue, coupon, maturity, and rating; indications of value from dealers; and general market conditions. Integrity Fund Services may also use a computer based system, a “matrix system,” to compare securities to determine valuations.

Distributions

Each Fund passes substantially all of its earnings from income and capital gains along to its investors as distributions. The Funds declare their net investment income as dividends daily and pay dividends monthly. Net investment income of a Fund generally consists of all interest income earned (or treated as earned) on portfolio securities less expenses. Distributions of realized short-term or long-term capital gains, if any, are paid annually, typically in December.  You may reinvest distributions you receive from a Fund in additional Fund shares at net asset value. You may also have your distributions received in cash. Taxable dividends and distributions are subject to federal income tax whether received in cash or additional shares.

Shareholders’ Rights

Existing Funds.  Integrity Managed Portfolios (previously defined as the “Integrity Trust”) is an open-end management investment company registered under the 1940 Act and organized as a Massachusetts business trust.  The Integrity Trust may issue an unlimited number of authorized shares of beneficial interest, without par value.  The Integrity Trust is a series company, meaning the Board of Trustees of the Integrity Trust may establish one or more series of the Integrity Trust without shareholder approval.  Currently, the Integrity Trust consists of five series (the Funds).   Each series consists of only one class of shares.  Each share of a series represents an equal beneficial interest in the net assets of such series.  Each holder of shares of a series shall be entitled to receive his or her pro rata share of all distributions made with respect to such series.  Such distributions may be in cash or in additional Fund shares or in a combination thereof.  Upon redemption of his or her shares, a shareholder shall be paid solely out of the funds and property of such series.   All shares issued pursuant to the certificate of trust and declaration of trust of the Integrity Trust shall be fully paid and non-assessable.

Successor Funds.  Viking Mutual Funds (previously defined as the “Viking  Trust”) is an open-end management investment company registered under the 1940 Act and organized as a Delaware statutory trust.  The Viking Trust may issue an unlimited number of authorized shares of beneficial interest, with a par value of $0.001 per share.  The Viking Trust is a series company, meaning the Board of Trustees of the Viking Trust may establish one or more series of the Viking Trust without shareholder approval.  In addition, the Board of Trustees of the Viking Trust may divide the shares of any series of the Viking Trust into classes.  Currently, the Viking Trust contains the Viking Tax-Free Fund for Montana, Viking Tax-Free Fund for North Dakota and the five Successor Funds, each a series of the Viking Trust.  Each series consists of two classes of shares: Class A and Class I.  Each share of a series represents an equal beneficial interest in the net assets of such series.  Each holder of shares of a series shall be entitled to receive his or her pro rata share of all distributions made with respect to such series.  Such distributions may be in cash or in additional Fund shares or in a combination thereof.  Upon redemption of his or her shares, a shareholder shall be paid solely out of the funds and property of such series.  All shares issued pursuant to the trust instrument of the Viking Trust shall be fully paid and non-assessable.  Each class of a series shall represent interests in the assets of that class and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that expenses allocated to a class may be borne solely by such class as determined by the trustees and a class may have exclusive voting rights with respect to matters affecting only that class.

Right to Vote.  The 1940 Act provides that shareholders of each Fund have the power to vote with respect to certain matters: specifically, for the election of Trustees, the selection of auditors (under certain circumstances), approval of investment advisory agreements and plans of distribution (under certain circumstances), and amendments to fundamental policies, objectives, or restrictions.  Shareholders of each Fund also have the right to vote on certain matters affecting the Fund or a particular share class thereof under their respective governing instruments and applicable state law.  For matters on which shareholders of a Fund do not have a right to vote, the Board of the Trust may nonetheless determine to submit the matter to shareholders for approval.

Submission of Shareholder Proposals. The Trusts do not have provisions in their respective governing instruments requiring that a shareholder provide notice to the applicable Fund in advance of a shareholder meeting to enable the shareholder to present a proposal at such meeting, although the federal securities laws, which apply to the Funds, require that certain conditions be met to present any proposals at shareholder meetings.

The following chart is a comparison of certain important provisions of the governing documents and governing laws of the existing Funds and the Successor Funds.

Shareholder Rights	Existing Funds	Successor Funds
Form of Organization:	Massachusetts business trust.	Delaware statutory trust.
Division of Series and Classes:	The Trustees may divide the shares of the Integrity Trust into one or more series, setting forth the relative rights and preferences of such series, without a shareholder vote.

The Trustees may divide the shares of the Viking Trust into one or more series and the shares of a series into separate classes, with such preferences, terms of conversion, voting powers, rights and privileges as the Trustees may determine, without a shareholder vote.

Preemptive or Subscription Rights:	None.	None.
Conversion Rights:	The shareholders shall have no exchange or conversion rights with respect to their shares, except as otherwise determined by the Trustees in their sole discretion.

The Trustees shall have full power and authority, in their sole discretion and without obtaining shareholder approval to establish and to change in any manner shares of any series or classes with such preferences, terms of conversion, voting powers, rights and privileges as the Trustees may determine.

Annual Meetings:	None.	There shall be no annual shareholders' meetings, unless required by law. Delaware law does not require the Viking Trust to hold annual shareholders meetings.
Right to Call Shareholder Meetings:

Meetings of shareholders (including meetings involving only one or more but less than all series) may be called by the Trustees, Chairman or such other persons as may be specified in the by-laws of the Integrity Trust and shall be called upon written application by shareholders holding at least 25% (or 10% if the purpose of the meeting is to determine if a Trustee is to be removed from office) of the shares then outstanding requesting a meeting.

The Trustees may call a special meeting of shareholders of any series or class and shall call a special meeting of shareholders of any series or class upon the written request of shareholders owning at least 10% of the outstanding shares of such series or class entitled to vote.

Notice of Meetings:	Shareholders shall be entitled to at least 7 days' written notice of any meeting of the shareholders.	Shareholders shall be entitled to at least 15 days’ notice of any meeting, given as determined by the Trustees.
Record Date for Meetings:

The Trustees may fix in advance a time, which shall not be more than 60 days before the date of any meeting of shareholders as the record date for determining the shareholders having the right to notice and to vote at such meeting and any adjournment, and in such case only shareholders of record on such record date shall have such right, notwithstanding any transfer of shares on the books of the Integrity Trust after the record date.

The Trustees may fix in advance a date up to 90 days before the date of any shareholders' meeting as a record date for the determination of the shareholders entitled to notice of, and to vote at, any such meeting. The shareholders of record entitled to vote at a shareholders' meeting shall be deemed the shareholders of record at any meeting reconvened after one or more adjournments, unless the Trustees have fixed a new record date. If the shareholders' meeting is adjourned for more than 60 days after the original date, the Trustees shall establish a new record date.

Quorum for Meetings and Adjournments:

The presence at a meeting of shareholders in person or by proxy of shareholders entitled to vote at least 30% of all votes entitled to be cast at the meeting of each series entitled to vote as a series shall be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law or of the declaration of trust of the Trust permits or requires that the holders of Shares shall vote in the aggregate and not as a series, then the presence in person or by proxy of shareholders entitled to vote at least 30% of all votes entitled to be cast at the meeting (without regard to series) shall constitute a quorum. Any lesser number, however, shall be sufficient for adjournments. Any adjourned session or sessions may be held within a reasonable time after the date set for the original meeting without the necessity of further notice.

One-third of the outstanding shares of each series or class, or one-third of the outstanding shares of the Trust, entitled to vote in person or by proxy shall be a quorum for the transaction of business at a shareholders' meeting with respect to such series or class, or with respect to the entire Trust, respectively. Any lesser number shall be sufficient for adjournments. Any adjourned session of a shareholders' meeting may be held within a reasonable time without further notice.

Shareholder Votes Required for Approval of Matters at Meetings:

Except when a larger vote is required by any provisions of the 1940 Act, the declaration of trust of the Integrity Trust or its by-laws, a majority of the shares of each series voted on any matter shall decide such matter insofar as that series is concerned, provided that where any provision of law or of the declaration of trust permits or requires that the holders of shares vote in the aggregate and not as a series, then a majority of the shares voted on the matter (without regard to series) shall decide such matter.

Except when a larger vote is required by law, the trust instrument of the Viking Trust or its by-laws, a majority of the outstanding shares voted in person or by proxy shall decide any matters to be voted upon with respect to the entire Viking Trust (or, if required by law, a “vote of a majority of the outstanding voting securities,” as defined in the 1940 Act, of the entire Viking Trust); provided, that if the trust instrument or applicable law permits or requires that shares be voted on any matter by individual series or classes, then a majority of the outstanding shares of that series or class (or, if required by law, a “vote of a majority of the outstanding voting securities,” as defined in the 1940 Act, of that series or class) voted in person or by proxy voted on the matter shall decide that matter insofar as that series or class is concerned.

Voting for Trustees:

 Any vacancy or anticipated vacancy resulting from any reason  may (but so long as there are at least three remaining Trustees, need not unless required by the 1940 Act) be filled either by a majority of the remaining Trustees, even if less than a quorum, through the appointment in writing of such other person as such remaining Trustees in their discretion shall determine or, whenever deemed appropriate by the remaining Trustees, by the election by the shareholders.

The Trustees shall call a meeting of the shareholders for the election of one or more Trustees if required by 1940 Act and the authority provided above for the Trustees to appoint any successor Trustee or Trustees shall be restricted if such appointment would violate any provision of the 1940 Act.

Except when a larger vote is required by any provisions of the 1940 Act, the declaration of trust of the Integrity Trust or its By-Laws, a plurality of the shares voted on the matter shall elect a Trustee.

Whenever a vacancy shall exist in the Board of Trustees, regardless of the reason for such vacancy, the remaining Trustees shall appoint any person as they determine in their sole discretion, consistent with the limitations of the 1940 Act.

Section 16(a) of the 1940 Act generally provides that vacancies may be filled in any legal manner if immediately thereafter at least two-thirds of the directors then holding office have been elected by shareholders.

Except when a larger vote is required by law, the trust instrument of the Viking Trust or its by-laws, a plurality of the outstanding shares voted in person or by proxy shall elect a Trustee.

Votes Required for Approval of Reorganization or Liquidation of Trust or Series:

At any time by the affirmative vote of the shareholders of the affected series entitled to vote more than 50% of the votes entitled to be cast on the matter, the Trustees may sell, convey and transfer the assets of the Trust, or the assets belonging to any one or more series, to another trust, partnership, association or corporation organized under the laws of any state of the United States, or to the Trust to be held as assets belonging to another series of the Trust, in exchange for cash, shares or other securities with such transfer being made subject to, or with the assumption by the transferee of, the liability belonging to each series the assets of which are so distributed.

The Trustees may terminate the Trust or series at any time by written notice to the shareholders without a vote of the shareholders or by the vote of the shareholders entitled to vote more than 50% of the votes of each series entitled to be cast on the matter.

A “vote of a majority of the outstanding voting securities,” as defined in the 1940 Act, of the Trust or affected series thereof is required to approve the sale of substantially all of the assets of the Viking Trust or affected series or conversion of the assets of the Trust or an affected series into money and the distribution thereof to shareholders, provided that no shareholder approval is required if a majority of the Trustees determines that the continuation of the Trust or series thereof is not in the best interests of the Trust, such series, or their respective shareholders as a result of factors or events adversely affecting the ability of the Trust or such series to conduct its business and operations in an economically viable manner.

Removal of Trustees:

Any Trustee may be removed: (1) for cause at any time by written instrument, signed by at least a majority of the number of Trustees prior to such removal, specifying the date upon which such removal shall become effective; or (2) with or without cause (a) by the vote of the shareholders entitled to be cast on the matter voting together without regard to series at any meeting called for such purpose, or (b) by a written consent filed with the custodian of the Trust's portfolio securities and executed by the shareholders entitled to vote more than 50% of the votes entitled to be cast on the matter voting together without regard to series.

Any Trustee may be removed: (1) with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees, specifying the effective date of removal; or (2) at any meeting of shareholders by a vote of at least two-thirds of the outstanding shares.

Shareholder Liability and Indemnification:

In case any shareholder or former shareholder shall be held to be personally liable solely by reason of his being or having been a shareholder and not because of his acts or omissions or for some other reason, the shareholder or former shareholder shall be entitled out of the assets of the particular series of shares of which he is or was a shareholder to be held harmless from and indemnified against all loss and expense arising from such liability; provided, however, there shall be no liability or obligation of the Trust to reimburse any shareholder for taxes paid by reason of such shareholder's ownership of shares or for losses suffered by reason of any changes in value of any Trust assets.

Under Delaware law, shareholders of a series of the trust are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit.  There is, however, a possibility that, under certain circumstances, shareholders of a Delaware statutory trust might be held personally liable for the trust’s obligations to the extent the courts of another state that does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations.

The trust instrument of the Trust provides for indemnification out of the assets belonging to the applicable series of any shareholder or former shareholder held personally liable solely by reason of his being or having been a shareholder and not because of his acts or omissions or for some other reason for the obligations of the applicable series.

Trustee/Officer Liability and Indemnification:

The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, investment adviser or manager, principal underwriter or custodian, nor shall any Trustee be responsible for the act or omission of any other Trustee. Nothing in the declaration of trust of the Trust shall protect any Trustee against any liability to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee.

Subject to certain exceptions, every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director or officer and against amounts paid or incurred by him in settlement thereof.

Provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Trust, the Trustees and officers of the Viking Trust shall not be responsible or liable for any act or omission or for neglect or wrongdoing of them or any officer, agent, employee, investment adviser or independent contractor of the Trust, but nothing contained in the trust instrument of the Trust or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust or to shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Subject to certain exceptions, every person who is, or has been, a Trustee or an officer, employee or agent of the Trust (“Covered Person”) shall be indemnified by the Trust or the appropriate series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; provided, however, that the Viking Trust shall not be obligated to indemnify any agent acting pursuant to a written contract with the Viking Trust, except to the extent required by such contract.

Rights of Inspection:

Any shareholder or his agent may inspect and copy during normal business hours any of the following documents of the Integrity Trust: by-laws, minutes of the proceedings of the shareholders and annual financial statements of the Integrity Trust, including a balance sheet and financial statements of operations.

The original or a copy of the declaration of trust of the Integrity Trust and of each amendment thereto stall be kept at the office of the Integrity Trust where it may be inspected by any shareholder.

The original or a copy of the trust instrument of the Viking Trust and of each amendment thereto or trust instrument supplemental shall be kept at the office of the Viking Trust where it may be inspected by any shareholder.

Number of Authorized Shares; Par Value:	Unlimited; no par value per share.	Unlimited; $0.001 par value per share.
Number of Votes:

Each whole share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional share shall be entitled to a proportionate fractional vote. There shall be no cumulative voting in the election of Trustees.

Each whole share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional share shall be entitled to a proportionate fractional vote. There shall be no cumulative voting in the election of Trustees.

Amendments to Governing Instruments:

The declaration of trust of the Trust may be amended at any time by an instrument in writing signed by a majority of the then Trustees when authorized to do so by vote of shareholders holding more than 50% of the shares of each affected series entitled to vote. Amendments having the purpose of changing the name of the Trust or of supplying any omission, curing any ambiguity or curing, correcting or supplementing any provision which is defective or inconsistent with the 1940 Act or with the requirements of the Internal Revenue Code and the regulations thereunder for the Trust's obtaining the most favorable treatment thereunder available to regulated investment companies or of establishing and designating or abolishing any series of shares in accordance certain provisions of the by-laws shall not require authorization by shareholder vote.

The by-laws of the Trust may be amended or repealed, in whole or in part, by a majority of the Trustees then in office at any meeting of the Trustees, or by one or more writings signed by such majority.

The Trustees may, without shareholder approval, amend the trust instrument of the Trust, provided that shareholders have the right to vote on any amendment (1) which affects the voting rights of shareholders granted in certain provisions of the trust instrument; (2) which amends the provision of the trust instrument addressing amendments thereto; (3) which is required to be approved by shareholders by law or by the Trust’s registration statement filed with the SEC; and (4) which is submitted to shareholders by the Trustees in their discretion.

The by-laws of the Trust may be amended by the Trustees, or by the affirmative vote of a majority of the outstanding shares entitled to vote at any meeting; except that, after the issue of any shares, the provision of the by-laws of the Trust addressing amendments thereto may only be amended by the affirmative vote of the holders of the lesser of (a) at least two-thirds of the outstanding shares present and entitled to vote at any meeting, or (b) at least 50% of the outstanding shares.

Voting Information Concerning the Joint Special Meeting

Solicitation of Proxies

Proxies are being solicited by the Board of Trustees on behalf of the Funds.  The proxies will be voted at the Joint Special Meeting of shareholders of the Funds.  Broadridge Financial Solutions, Inc., has been engaged to assist in the solicitation of proxies with respect to certain shareholders for the Special Meeting.  Proxies will also be solicited by officers, employees and agents of the Funds, the Adviser or the Adviser’s affiliates. Proxies are expected to be solicited principally by mail, but may also be solicited by telephone, through the Internet, or otherwise.  Any telephonic solicitations will follow procedures reasonably designed to ensure accuracy and prevent fraud, including requiring identifying shareholder information, recording the shareholder’s instructions, and confirming to the shareholders after the fact.  Shareholders who communicate proxies by telephone or by other electronic means have the same power and authority to issue, revoke, or otherwise change their voting instructions as shareholders submitting proxies in written form.  Although solicitors are permitted to answer questions about the voting process and may read any recommendation set forth in this Joint Proxy Statement/Prospectus, they are not permitted to recommend to shareholders how to vote. The cost of the solicitation, including the printing and mailing of proxy materials, is estimated to be approximately $35,000 and will be borne by the Adviser or its affiliates.

How to Vote

You may vote on the proposed Plan with respect to your Fund by utilizing one of the following options:

By Mail:	Complete, sign and date the proxy card enclosed with the Joint Proxy Statement/Prospectus and return it in the postage paid envelope provided.
By Telephone:

You may vote your shares by telephone. To do so, please have your proxy card available and follow the instructions on the proxy card. You will need the control number found in the box on the proxy card to execute your vote.

By Internet:

You may vote your shares through the Internet. To do so, please have your proxy card available and follow the instructions on the proxy card.  You will need the control number found in the box on the proxy card to execute your vote.

By Facsimile:	Complete, sign and date the proxy card enclosed with the Joint Proxy Statement/Prospectus and fax it to the number provided on your proxy card.
In Person:	Attend the Special Meeting in person at 3 p.m. (Central time) on September 21, 2017 at the offices of the Integrity Trust, One Main Street North, Minot, ND 58703.

Any person conferring a proxy has the power to revoke it any time prior to its exercise by executing a superseding proxy or by submitting a written notice of revocation to the Secretary of Integrity Managed Portfolios at One Main Street North, Minot, North Dakota 58703.  In addition, although mere attendance at the Special Meeting will not revoke a proxy, a shareholder present at the Special Meeting may withdraw his or her proxy by executing a superseding proxy or by submitting a written notice of revocation and voting in person.

All properly executed and unrevoked proxies received in time for the Special Meeting will be voted in accordance with the instructions contained in the proxies.  If no instruction is given on a properly executed proxy, the persons named as proxies will vote the shares represented thereby in favor of approval of the Plan.  If your Proxy Card indicates you are abstaining from voting, you will be treated as having voted “Against” the approval of the Plan.

Quorum and Required Votes

For the purposes of determining the presence of a quorum for transacting business at the Special Meeting with respect to a Fund, abstentions and broker non-votes (i.e., when are shares held by brokers or nominees as to which (i) the broker or nominee does not have discretionary voting power and (ii) the broker or nominee has not received instructions from the beneficial owner or other person who is entitled to instruct how the shares will be voted) will be treated as shares that are present but which have not been voted.  For this reason, abstentions and broker non-votes, if any, will have the effect of a vote against the Reorganization.  If the necessary quorum to transact business or the vote required to approve a Reorganization proposal is not obtained at the Special Meeting, the chairman of the Special Meeting or the shareholders present in person or by proxy may approve one or more adjournments of the Special Meeting with respect to a Fund, in accordance with applicable law, to permit the further solicitation of proxies.

Fund shares represented by a properly executed proxy will be voted in accordance with the instructions on the proxy, or, if no instructions are provided, the shares will be voted in favor of the approval of the Fund’s Reorganization.  Shareholders representing 30% of all votes entitled to be cast at the Special Meeting of a Fund, present in person or by proxy, constitutes a quorum for the Special Meeting with respect to that Fund. Approval of the proposed Reorganization of a Fund will require the affirmative vote of the holders of a majority of the votes entitled to be cast at the Special Meeting.

If sufficient votes in favor of a Reorganization set forth in the Notice of Special Meeting are not received by the time scheduled for the Special Meeting, the chairman of the Special Meeting, or, if submitted to shareholders, the shareholders by the affirmative vote of a majority of votes cast at such Special Meeting and entitled to vote at the Special Meeting, whether or not sufficient to constitute a quorum, may adjourn the Special Meeting without further notice to a date not more than 120 days after the Record Date for the Special Meeting. Any business that might have been transacted at the Special Meeting originally called may be transacted at any such adjourned meeting at which a quorum is present. By returning the enclosed form of proxy, you are authorizing the persons named on the proxy to vote in their discretion on any matter that properly comes before the Special Meeting. Therefore, whether you instruct a vote for or against the Reorganization or instruct the proxy to abstain from voting on the Reorganization, those persons will be authorized, to vote in favor of an adjournment if sufficient votes in favor of the Reorganization are not received by the time scheduled for the Special Meeting.

It is not anticipated that any matters other than the approval of the Plan will be brought before the Meeting.  Should other business be brought before the Meeting, it is intended that all proxies will be voted in accordance with the judgment of the persons named as proxies.  The costs of any additional solicitation and of any adjourned session will be paid by the Adviser. The Reorganizations are not contingent upon each other. If shareholders of a Fund do not approve their Reorganization the Board would take such action as it determines are in the best interest of the Fund, including continuing to operate the Fund in its current corporate form or resoliciting shareholders.

Record Date and Outstanding Shares

Only shareholders of record of a Fund at the close of business on July 25, 2017 (previously defined as the “Record Date”) are entitled to notice of and to vote at the Special Meeting and at any postponement or adjournment thereof.  Shareholders of each Fund on the Record Date are entitled to one vote for each share that they hold in the Fund, with holders of fractional shares entitled to a proportional fractional vote.  As of the Record Date, the total number of shares of each Fund outstanding and entitled to vote was as follows:

Fund	Number of Shares
Kansas Municipal Fund	5,720,107.463
Maine Municipal Fund	1,819,847.436
Nebraska Municipal Fund	4,758,818.757
New Hampshire Municipal Fund	570,713.942
Oklahoma Municipal Fund	4,045,720.388

Shareholder Information.  Exhibit C to this Joint Proxy Statement/Prospectus lists the name, address, and percent ownership of each person who, as of the Record Date, to the knowledge of a Fund, owned 5% or more of the outstanding shares of the Fund.

Additional Information About the Funds’ Investment Strategies

In addition to the investments and strategies described under “Synopsis” with respect to each Reorganization in this Joint Proxy Statement/Prospectus, the Funds may invest in other securities, use other strategies and engage in other investment practices.  With respect to the Successor Funds, these permitted investments and strategies are described in detail in the SAI of the Successor Funds related to this Joint Proxy Statement/Prospectus, which is incorporated herein by reference.  The SAI for the Funds, which is incorporated herein by reference, describes the additional permitted investments and strategies of the Funds.

Investment Objectives and Fundamental Investment Policies

Each Fund’s investment objective is described under the “Synopsis” section above relating to each Reorganization.  Each Fund has adopted certain fundamental investment policies.  A comparison of the fundamental investment policies of each Fund to the fundamental investment policies of the corresponding Successor Fund are attached as Exhibit B.

Each Fund’s investment objective and fundamental investment policies cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders’ meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented.  Each Successor Fund’s investment objective and fundamental investment policies cannot be changed without the affirmative vote of: (i) more than 50% of the Fund’s outstanding shares or (ii) 67% or more of the Fund’s shares present at a shareholder meeting if more than 50% of the Fund’s outstanding shares are represented at the meeting in person or by proxy, whichever is less.

Other Investment Policies

Temporary Defensive Investments.  During unusual market or other conditions, each Fund may temporarily depart from its investment objective and invest up to 100% of its assets in money market mutual funds, short-term U.S. Government obligations, cash, and cash equivalents. During such times, the Fund may be unable to pursue its investment objective. In addition, interest on these short-term investments may be taxable.

The Funds’ other investment policies are provided in the SAI for the Funds, which is incorporated herein by reference.  The Successor Funds’ other investment policies are provided in the SAI of the Successor Funds related to this Joint Proxy Statement/Prospectus, which is incorporated herein by reference.

Fund Shares

Each Successor Fund is offering Class A shares pursuant to this Joint Proxy Statement/Prospectus. Pursuant to the Plan, upon the Closing of each Reorganization shareholders of the applicable Fund will receive Class A shares of the corresponding Successor Fund. Nothing contained herein will be construed as an offer to purchase or otherwise acquire shares of a Successor Fund other than in connection with the Reorganizations. The features of Class A shares, including sales charges and fees, are described below.

Class A Shares

You can buy Class A shares at the offering price, which is the net asset value (“NAV”) per share plus an up-front sales charge. Each Successor Fund has adopted a plan under Rule 12b-1 under the 1940 Act with respect to its Class A shares that authorizes each Successor Fund to compensate its distributor, Integrity Funds Distributor for services performed and expenses incurred by the Distributor in connection with the distribution of Class A shares of the Successor Fund and for providing personal services and the maintenance of shareholder accounts. Under its respective plan, with respect to its Class A shares, each Successor Fund may pay an annual Rule 12b-1 fee of up to 0.25% of its average daily net assets for distribution and shareholder services. The Distributor may pay a portion of the distribution and services fees to your financial adviser for providing distribution and ongoing services to you, respectively. The Distributor retains the up-front sales charge and the service fee on accounts with no authorized dealer of record. Because these fees are paid out of a Successor Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The up-front sales charge and the commissions paid to dealers for the Successor Funds are as follows:

When You Invest This Amount	The Sales Charge Makes Up This % Of The Offering Price	Which Equals This % Of Your Investment*

Less than $100,000	2.50%	2.56%
$100,000 but less than $250,000	2.00%	2.04%
$250,000 but less than $500,000	1.50%	1.52%
$500,000 and above	0.00%	0.00%

*              Rounded to the nearest one-hundredth percent.

No sales charge will be imposed on the Class A shares of a Successor Fund received in connection with a Reorganization.

Limited Contingent Deferred Sales Charge

Certain investors that purchase Successor Fund shares without an up-front sales charge will have to pay a limited CDSC of 1.00% if they redeem those shares within twenty-four months of purchase. Your investment may be subject to this CDSC if:

•         you purchased $500,000 or more of Successor Fund shares and the Successor Fund’s distributor paid your investment representative a commission;

•         you purchased Successor Fund shares subject to a sales charge waiver, and the Successor Fund’s distributor paid your investment representative a commission.

In the case of a partial redemption, the CDSC is calculated as if any shares not subject to the charge are redeemed first and shares subject to the CDSC are then redeemed in the order purchased. The limited CDSC only applies if you redeem these shares within twenty-four months of purchase. The sales charge will be applied as a percentage of the initial purchase amount or the amount of redemption proceeds, whichever is less. You do not pay a CDSC on shares acquired by reinvesting dividends and capital gains.

No CDSC will be charged in connection with your receipt of Successor Fund Shares in the Reorganization of your Fund.  If you hold Fund shares that are subject to contingent deferred sales charges (certain purchases where you do not pay an initial sales charge), the Successor Funds will look to the date of purchase of your Fund shares for purposes of assessing such contingent deferred sales charges.  However, Class A shares of the Successor Funds purchased after completion of the Reorganizations are subject to CDSCs.

Sales Charge Reduction and Waivers

If you qualify for any of the sales charge reductions or waivers below, please let us know at the time you make your investment to help ensure you receive the lower sales charge.

Quantity Discounts.  Integrity Fund Services offers several ways for you to combine your purchases in the Integrity/Viking Funds to take advantage of the lower sales charges for large purchases of shares.

•         Cumulative Quantity Discount—lets you combine the amount of your current purchase with the cost or current value, whichever is higher, of your existing shares in the Integrity/Viking Funds for purposes of calculating the sales charge. You may also combine the shares of your spouse, and your children or grandchildren, if they are under the age of 21. Your retirement plan accounts, family trust accounts, and solely-controlled business accounts may also be included.

•         Letter of Intent (“LOI”)—expresses your intent to buy a stated dollar amount of shares over a 13-month period and lets you receive the same sales charge as if all shares had been purchased at one time. A portion of your shares will be reserved to cover any additional sales charge that may apply if you do not buy the amount stated in your LOI.

In order to be sure you obtain a sales charge discount, you should inform your investment representative or Integrity Fund Services at the time of purchase that you are eligible for a reduction, or else you may not receive a sales charge discount to which you are otherwise entitled. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide information and records (including account statements) of all relevant accounts invested in a Successor Fund and other Integrity/Viking Funds, such as:

•         information or records regarding shares of the Successor Fund or other Integrity/Viking Funds held in all accounts (e.g., retirement accounts) of the shareholder at a financial intermediary;

•         information or records regarding shares of the Successor Fund or other Integrity/Viking Funds held in any account of the shareholder at another financial intermediary; and

•         information or records regarding shares of the Successor Fund or other Integrity/Viking Funds held at any financial intermediary by related parties of the shareholder, such as members of the same family or household.

The Integrity/Viking Funds include: (1) the Successor Funds; (2) five series of The Integrity Funds known as the Williston Basin/Mid-North America Stock Fund, the Integrity Growth & Income Fund, the Integrity High Income Fund, the Integrity Dividend Harvest Fund, and the Integrity Energized Dividend Fund); and (3) the existing Funds.

Please retain any records necessary to substantiate your historical costs because the Successor Funds, the Transfer Agent, and financial intermediaries may not maintain this information.

Reinstatement Privilege.  If you sell shares of an Integrity/Viking Fund, you may reinvest some or all of the proceeds within 365 days without an initial sales charge. The sale of shares and reinvestment may still result in a tax liability for federal income tax purposes.

Group Purchases.  If you are a member of a qualified group (as described in the SAI to this Joint Proxy Statement/Prospectus), you may buy shares of the Successor Funds at a reduced sales charge that applies to the group as a whole. The sales charge is based on the combined dollar value of the group members’ existing investments, plus the amount of the current purchase.

Sales Charge Waivers.  Shares of a Successor Fund may be purchased without an initial sales charge by particular classes of investors, including:

•         current and former registered representatives and employees, including their immediate families, of broker-dealers having selling group agreements with Integrity Funds Distributor or any trust, pension, profit-sharing, or other benefit plan for such persons (immediate family is defined to include the individual, his/her spouse, and their children, their parents, and their siblings);

•         current and former employees (including their spouses and dependent children) of banks and other financial services firms that provide advisory, custody, or administrative services related to the Successor Fund pursuant to an agreement with the Successor Fund, Corridor or one of its affiliates, or any trust, pension, profit-sharing, or other benefit plan for such persons;

•         individuals and institutions purchasing shares in connection with the acquisition of the assets of or merger or consolidation with another investment company;

•         investors purchasing through certain asset- or transaction-fee based investment advisers, broker-dealers, bank trust departments, and other financial services firms;

•         401(k), 403(b), 457, profit-sharing, and defined benefit plans; excluded from this waiver are SEPs, SARSEPs, and SIMPLE IRAs; and

•         foundations and endowments, provided the foundation or endowment has assets of $1 million or more.

The elimination of the up-front sales charge for certain individuals and institutions is provided because of anticipated economies of scale and reduced sales-related efforts. A Successor Fund must be notified in advance that you believe your investment qualifies for a sales charge reduction or waiver. No sales charge will be imposed on the Class A shares of a Successor Fund received in connection with a Reorganization.

Additional Information

The Successor Funds make available, free of charge, more information about sales charge reductions and waivers through the Successor Funds’ website at integrityvikingfunds.com (which includes hyperlinks that facilitate access to this information). Additional information is also available from the SAI to this Joint Proxy Statement/Prospectus or from your financial adviser.

How to Buy Fund Shares

Successor Fund shares may be purchased on any business day, which is any day the New York Stock Exchange (“NYSE”) is open for business. Generally, the NYSE is closed on weekends, national holidays, and Good Friday. The close of regular trading on the NYSE is normally 3:00 p.m., Central Time. Each Successor Fund will process purchase orders that it receives in proper form prior to the close of regular trading on a day on which the NYSE is open at the NAV determined on that day. An order is in “proper form” if the Successor Fund’s transfer agent, Integrity Fund Services, has all of the information and documentation it deems necessary to effect your order, which would typically mean that it has received federal funds, a wire, a check or Automated Clearing House (“ACH”) transaction, together with a completed account application. Should you wish to purchase shares via wire transfer, please call the Transfer Agent at 800-601-5593 for wire instructions. The wire must be received by 3:00 p.m., Central time, for you to receive that day’s share price. Each Successor Fund will process purchase orders that it receives in proper form after the close of regular trading on the next day that the NYSE is open for regular trading.

You may buy shares through investment dealers who have sales agreements with the Distributor or directly from the Distributor. If you do not have a dealer, call 800-276-1262 and the Distributor can refer you to one. Shares may also be purchased through banks and certain other financial institutions that have agency agreements with the Distributor. These financial institutions receive transaction fees that are the same as commissions to dealers, and they may charge you additional service fees.

Purchase requests should be addressed to the authorized dealer or agent from whom you received this prospectus. Such dealers or agents may place a telephone order with the Distributor for the purchase of shares. Checks should be made payable to the name of the applicable Fund. The Transfer Agent will charge a $15.00 fee against a shareholder’s account for any payment returned for insufficient funds. The shareholder will also be responsible for any losses suffered by the Successor Fund as a result.

A Successor Fund may reject any purchase orders, including exchanges, for any reason. A Successor Fund will reject any purchase orders, including exchanges, from investors that, in the Investment Adviser’s opinion, may constitute excessive trading. For these purposes, the Investment Adviser may consider an investor’s trading history in the Successor Fund or other funds in the Integrity/Viking Funds, and accounts under common ownership or control.

You may be asked to provide additional information in order for the Transfer Agent or a dealer to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Shares of the Successor Funds have not been registered for sale outside of the United States. The Successor Funds generally do not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO (Army Post Office) or FPO (Fleet Post Office) addresses. The Successor Funds may not be available for purchase in every state. Please consult your investment representative or Integrity Fund Services concerning the availability of a particular Successor Fund in your state.

To make any ownership changes to any accounts over $100,000, a signature guarantee will be required.

How to Buy Shares, Open an Account or Add to an Account

Buying Shares	Opening an Account	Adding to an Account

Through your investment representative	Contact your investment representative.	Contact your investment representative.

By Mail	Make your check payable to the Successor Fund in which you are investing. Mail the check and your signed application to Integrity Fund Services.

Make your check payable to the Successor Fund in which you are investing. Include your account number on the check.

Fill out the deposit slip from your confirmation statement. If you do not have a slip, include a note with your name, the Successor Fund name, and your account number.

Mail the check and deposit slip or note to Integrity Fund Services.

By Wire

Call to receive wire instructions.

Mail your signed application to Integrity Fund Services.

To make a same day wire investment, please call Integrity Fund Services by 1:00 p.m. Central Time and make sure your wire arrives by 3:00 p.m.

Call to receive wire instructions. To make a same day wire investment, please call Integrity Fund Services by 1:00 p.m. Central Time and make sure your wire arrives by 3:00 p.m.

By Exchange	Call Integrity Fund Services at the number below, or send signed written instructions.	Call Integrity Fund Services at the number below, or send signed written instructions.

Integrity Fund Services, LLC
	Mailing Address: PO Box 759 Minot, ND 58702	For overnight deliveries: 1 Main Street North Minot, ND 58703
Call toll free: 800-601-5593

Account Application

If you are opening a new account, please complete and sign the enclosed account application. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application.

Customer Identification Procedures

The Successor Funds are required under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”) to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts. When completing a new account application, you will be required to supply your full name, date of birth, social security number or other taxpayer identification number, and permanent street address (not a P.O. Box) to assist in verifying your identity. As required by law, the Successor Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct. Under certain circumstances, it may be appropriate for the Successor Funds to close or suspend further activity in an account.

Minimum Investments and Share Price

You may open an account with a minimum initial investment of $1,000 ($50 for the Automatic Investment Plan (described below) and $250 for an IRA) and make additional investments at any time with as little as $50. The Successor Funds may change these minimum investments at any time and may accept investments of smaller amounts at their discretion.

Each Successor Fund reserves the right to redeem Successor Fund accounts that are reduced to a value of less than $1,000 for any reason, including market fluctuation. Should a Successor Fund elect to exercise this right, the investor will be notified before such redemption is processed that the value of the investor’s account is less than $1,000 and that the investor will have sixty days to increase the account to at least the $1,000 minimum amount before the account is redeemed. The investor will not be assessed a CDSC if the account is redeemed.

The price you pay for shares will depend on how and when the Successor Fund receives your order. You will receive the share price next determined after the Successor Fund has received your order. If you place your order by contacting the Successor Fund directly, your order must be received by the Successor Fund prior to the close of regular trading of the NYSE (normally 3:00 p.m., Central Time) for you to receive that day’s price. However, if you place your order through a dealer prior to the close of regular trading of the NYSE, you will receive that day’s price. Dealers are obligated to transmit orders promptly. See “Net Asset Value” for a discussion of how shares are priced.

Automatic Investment Plan—the Monthomatic Investment Plan

Systematic investing allows you to make regular investments through automatic deductions from your bank account (the “Monthomatic Plan”). Simply complete the appropriate section of the account application form or call Integrity Fund Services at 800-601-5593 for the appropriate forms.

With the Monthomatic Plan, you can make regular investments of $50 or more per month by authorizing Integrity Fund Services to take money out of your bank, savings and loan association, or credit union (“financial institution”) account. If an investor has expedited wire transfer redemption privileges with his or her Successor Fund account, such investor must designate the same financial institution account for both the Monthomatic Plan and the wire redemption programs. If you redeem shares within fifteen days after purchasing them under the Monthomatic Plan and your account does not have sufficient funds, your redemption proceeds may not be sent until your account has sufficient funds, which may take up to fifteen days. You can stop the withdrawals at any time by sending a written notice to Integrity Fund Services at P.O. Box 759, Minot, ND 58702. The termination will become effective within seven days after Integrity Fund Services has received the request. The Successor Funds may terminate or modify the Monthomatic Plan at any time and may immediately terminate a shareholder’s Monthomatic Plan if any item is unpaid by the shareholder’s financial institution. There is no charge for the Monthomatic Plan.

Distribution Options

You may reinvest distributions you receive from a Successor Fund in an existing account of the Successor Fund. You can also have your distributions deposited in a bank account, or mailed by check. Deposits to a bank account may be made by electronic funds transfer.

Please indicate on your application the distribution option you have chosen; otherwise Integrity Fund Services will reinvest your distributions in the Successor Fund. Taxable distributions are subject to federal income tax whether received in cash or additional shares.

Telephone Privileges

You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to buy, sell, or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the Successor Funds to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions.

As long as Integrity Fund Services takes certain measures to verify telephone requests, Integrity Fund Services will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone exchange or redemption privileges on your account application.

Exchanging Shares

You can exchange Class A shares between any Integrity/Viking Fund with an up-front sales charge structure without paying any additional sales charges. Before requesting an exchange, review the prospectus of the Integrity/Viking Fund you wish to acquire. Exchange purchases are subject to eligibility requirements as well as the minimum investment requirements of the fund shares purchased. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. If you purchased Class A shares subject to a CDSC, the CDSC will not be assessed at the time of the exchange. However, you will be required to pay any remaining deferred sales charge owed on the exchanged shares at the time the acquired shares are redeemed, if any. For purposes of calculating the CDSC, your holding period will begin on the day you purchased the shares being exchanged.

For federal income tax purposes, an exchange is treated as a sale of shares which may result in a taxable gain or loss, followed by a purchase of shares of the fund into which you exchange. Your ability to currently deduct a loss realized on the exchange may be limited under the Code. Special rules may apply to determine the amount of gain or loss on an exchange occurring within 90 days after the purchase of the exchanged shares.

The terms of an employee-sponsored retirement plan may affect a shareholder’s right to exchange shares as described above. Contact your plan sponsor or administrator to determine if all of the exchange options discussed above are available under your plan.

Exchanges are made upon receipt of a properly completed exchange request form or letter of instruction. Alternatively, you may make exchanges by telephone by calling Integrity Fund Services at 800-601-5593. The exchange privilege may be changed or discontinued at any time upon 60 days’ notice to shareholders.

Share Class Conversions

Shares of one class of a Successor Fund may be converted to shares of another class of the same Successor Fund, provided that you are eligible to buy the new share class. Investors who hold Successor Fund shares through a financial intermediary that does not have an agreement to make certain share classes of the Successor Funds available or that cannot systematically support the conversion may not be eligible to convert their shares. Furthermore, your financial intermediary may have discretion to effect a conversion on your behalf. Consult with your financial intermediary for details.

In general, the conversion of shares of one class of a Successor Fund for shares of another class of the same Successor Fund is not considered a taxable event for federal income tax purposes. Any CDSC associated with the shares being converted will be assessed immediately prior to the conversion into shares of the new share class. Shares redeemed to pay the CDSC would be considered a taxable redemption. Please consult your own tax advisor for further information.

How to Sell Fund Shares

You can sell your shares on any day the New York Stock Exchange is open. Generally, the New York Stock Exchange is closed on weekends, national holidays, and Good Friday.

Through Your Investment Representative	Contact your investment representative. Please note that your investment representative may charge a processing or service fee.

By Mail

Send written instructions and endorsed share certificates (if you hold share certificates) to Integrity Fund Services. Corporate, partnership, or trust accounts may need to send additional documents.

Specify the Successor Fund, account number, and dollar value or number of shares you wish to sell. Be sure to include all necessary signatures and any additional documents, as well as signature guarantees if required.

A check will be mailed to the name(s) and address on the account, or otherwise according to your written instructions.

By Phone

As long as your transaction is for $100,000 or less, you do not hold share certificates and you have not changed your address by phone within the last 30 days, you can sell your shares by phone.

A check will be mailed to the name(s) and address on the account. Written instructions, with a signature guarantee, are required to send the check to another address or to make it payable to another person.

By Wire

You can call or write to have redemption proceeds of $1,000 or more wired to a bank or escrow account. See the policies above for selling shares by mail or phone.

Before requesting a wire, please make sure Integrity Fund Services has your bank account information on file. If Integrity Fund Services does not have this information, you will need to send written instructions with your bank’s name and address, your bank account number, the ABA routing number, and a signature guarantee.

Requests received in proper form by 3:00 p.m. Central Time will be wired the next business day.

By Exchange or Share Class Conversion

Call the Transfer Agent at the number below or send signed written instructions. See the policies above for selling shares by mail or phone. However, a signature guarantee will not be required to exchange shares of any amount.

Integrity Fund Services, LLC
	Mailing address: PO Box 759 Minot, ND 58702	For overnight deliveries: 1 Main Street North Minot, ND 58703

Call toll free: 800-601-5593

Selling Shares in Writing

Requests to sell $100,000 worth of shares or less can generally be made over the phone or with a simple letter. Sometimes, however, to protect you and the Successor Funds, written instructions signed by all registered owners, with a signature guarantee for each owner, will be required if:

•         you are selling more than $100,000 worth of shares;

•         you want your proceeds paid to someone who is not a registered owner;

•         you want to send your proceeds somewhere other than the address of record, or pre-authorized bank or brokerage firm account; or

•         you have changed the address on your account by phone within the last 30 days.

Selling Recently Purchased Shares

If you sell shares recently purchased with a check or draft, Integrity Fund Services may delay sending you the proceeds until your check or draft has cleared, which may take up to fifteen days. A certified or cashier’s check may clear in less time.

Systematic Withdrawal Plan

This plan allows you to automatically sell your shares and receive regular payments from your account. If the value of your account is at least $5,000, you may request to have a specific amount regularly withdrawn automatically from your account to sign up, complete the appropriate section of your application.

Redemption Proceeds

Normally, your redemption check will be sent the next business day after Integrity Fund Services receives your request in proper form, but it may take up to seven days if making immediate payment would adversely affect the Successor Fund. Integrity Fund Services is not able to receive or pay out cash in the form of currency.

In addition, a Successor Fund may suspend the right of redemption under the following unusual circumstances:

•         when the New York Stock Exchange is closed (other than for weekends and holidays) or trading is restricted, as determined by the SEC;

•         when an emergency exists as determined by the SEC, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or

•         during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

In case of any such suspension, you may either withdraw your request for redemption or receive payment based on the net asset value per share next determined after the termination of the suspension.

Fund Account Policies

Calculating Share Price

The price of a Successor Fund’s shares is based on the Fund’s NAV. Each Successor Fund calculates the NAV per share each business day at the close of regular trading on the New York Stock Exchange (normally 3:00 p.m. Central Time). Shares will not be priced on the days on which the New York Stock Exchange is closed for trading. NAV is calculated by dividing a Successor Fund’s net assets by the number of its shares outstanding. Requests to buy and sell shares are processed based on the NAV next calculated after we receive your request in proper form.

Fixed income securities for which market quotations are readily available are valued at the mean between the quoted bid and ask prices. Short-term securities with remaining maturities of less than 60 days are valued at amortized cost or at original cost plus accrued interest. To the extent a Successor Fund invests in open-end management investment companies, such Successor Fund’s NAV will be calculated based upon the NAVs of the registered open-end investment companies (other than exchange-traded funds, which are valued at their current market value) in which the Successor Fund invests; the prospectuses for these companies would explain the circumstances under which those companies will use fair value pricing and the effects of fair value pricing. Other securities, including restricted securities and other assets are valued at fair value as described below. If an event were to occur after the value of an instrument was established but before NAV per share was determined, which would likely materially change the NAV, then the instrument would be valued using fair value considerations as described below.

When market quotations are not readily available (which is usually the case for municipal securities), invalid, or unreliable, or when a significant event occurs, Integrity Fund Services establishes the fair market value pursuant to procedures approved by the Board of Trustees, under the ultimate supervision of the Board of Trustees. In establishing fair value, Integrity Fund Services considers factors such as the yields and prices of comparable municipal bonds; the type of issue, coupon, maturity, and rating; indications of value from dealers; and general market conditions. Integrity Fund Services may also use a computer based system, a “matrix system,” to compare securities to determine valuations. The procedures used by Integrity Fund Services and its valuations are reviewed by the officers of the Successor Funds under the general supervision of the Board of Trustees and periodically by the Board of Trustees. Whether a particular event is a significant event depends on whether the event is likely to affect the value of a portfolio security held by a Successor Fund. Significant events may include new developments in the securities markets or major occurrences outside of the securities markets, such as natural disasters and armed conflicts. In accordance with the fair value procedures adopted by the Board of Trustees, Integrity Fund Services is responsible for monitoring the securities markets and new developments for significant events that might require a Successor Fund to fair value its securities.

Examples of circumstances which may require further consideration to be given to whether market quotations are available, valid, or reliable, include the lack of reported trades for or infrequent sales of a portfolio security, the suspension of trading on an exchange on which a portfolio security was traded and markets closing early. In addition, while the Successor Funds do not generally invest in thinly traded securities, in the event that they do, such securities may be valued at fair value. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. Each Successor Fund, when using fair value methods to price securities, may value those securities higher or lower than another mutual fund using market quotations or fair value to price the same securities. There can be no assurance that a Successor Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Successor Fund determines its NAV.

Statements and Reports

You will receive a confirmation statement for each transaction as well as quarterly account statements. You will also receive the Successor Funds’ financial reports every six months. The dealer or other investment representative of record on your account will also receive statements and other information about your account directly from the Successor Fund.

Joint Accounts and Ownership Changes to Accounts

Unless you specify a different registration, accounts with two or more owners are registered as “joint tenants with rights of survivorship.” To make any ownership changes to a joint account, all owners must agree in writing, regardless of the law in your state. To make any ownership changes to any accounts over $100,000, a signature guarantee will be required.

Market Timing Policy

The Successor Funds are designed for long-term investors and are not intended for investors that engage in excessive short-term trading activity (including purchases and sales of Successor Fund shares in response to short-term market fluctuations) that may be harmful to the Successor Funds, including but not limited to market timing. Short-term or excessive trading into and out of a Successor Fund can disrupt portfolio management strategies, harm performance, and increase Successor Fund expenses for all shareholders, including long-term shareholders who do not generate these costs. A Successor Fund may be more or less affected by short-term trading in Successor Fund shares, depending on various factors such as: the size of the Successor Fund, the amount of assets the Successor Fund typically maintains in cash or cash equivalents; the dollar amount, number, and frequency of trades in Successor Fund shares; and other factors. Arbitrage market timing may also be attempted in Successor Funds that hold significant investments in securities and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Successor Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices. Each Successor Fund may refuse to sell shares to market timers and will take such other actions necessary to stop excessive or disruptive trading activities, including closing an account to new purchases believed to be held by or for a market timer and as further set out below. The Successor Funds do not accommodate frequent purchases and redemptions of Successor Fund shares by their shareholders. The Board of Trustees has adopted and implemented the following policies and procedures to discourage and prevent market timing or excessive short-term trading in the Successor Funds: (i) trade activity monitoring; (ii) restricting certain transactions; and (iii) using fair value pricing in certain instances. Each of these procedures is described in more detail below.

Although these procedures are designed to discourage excessive short-term trading, none of these procedures alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in a Successor Fund may occur. Moreover, each of these procedures involves judgments that are inherently subjective. Viking Management and its agents seek to make these judgments to the best of their abilities in a manner that they believe is consistent with shareholder interests. The Successor Funds may modify these procedures in response to changing regulatory requirements imposed by the SEC or to enhance the effectiveness of these procedures and to further restrict trading activities by market timers. Although the Successor Funds and their service providers seek to use these methods to detect and prevent abusive trading activities, there can be no assurances that such activities can be mitigated or eliminated.

Trade Activity Monitoring.  The Successor Funds, Viking Management, and their agents monitor selected trades and flows of money in and out of the Successor Funds in an effort to detect excessive short-term trading activities and for consistent enforcement of the procedures. If, as a result of this monitoring, a Successor Fund, Viking Management, or one of their agents believes that a shareholder has engaged in excessive short-term trading, the Transfer Agent will, at its discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account. The Successor Fund may reject any purchase or exchange orders for any reason, without prior notice, particularly purchase or exchange orders that the Successor Fund believes are made on behalf of market timers.

Restrictions on Certain Transactions.  In order to prevent market timing, the Successor Funds will impose the following restrictions:

•         the Successor Funds will restrict or refuse purchase or exchange orders, for any reason, by those persons that the Successor Funds or Integrity Funds Distributor, LLC (the “Distributor”) believes constitute excessive trading;

•         the Successor Funds will reject transactions that violate the Successor Funds’ excessive trading policies or their exchange limits;

•         in order to limit excessive exchange activity and otherwise to promote the best interests of the Successor Funds, the Successor Funds will monitor all redemptions that take place within 30 days of purchase; and

•         the Successor Funds will process trades received after the close of regular trading on the NYSE (generally 3:00 p.m., Central Time) at the NAV next calculated.

However, trades transmitted through National Securities Clearing Corporation (“NSCC”) that are received by Integrity Fund Services after 3:00 p.m., Central Time but received by the broker-dealer, bank, or other financial institution transmitting the trade through NSCC before 3:00 p.m., Central Time are processed with the date the trade is received by such financial institution.

Investors are subject to this market timing policy whether a direct shareholder of the Successor Funds or investing indirectly in the Successor Funds through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, an administrator, or trustee of an IRS recognized tax-deferred savings plan such as a 401(k) retirement plan and a 529 college savings plan that maintains an omnibus account with the Successor Funds for trading on behalf of its customers.

While the Successor Funds will encourage financial intermediaries to apply the market timing trading policy to their customers who invest indirectly in the Successor Funds, the Successor Funds are limited in their ability to monitor the trading activity or enforce the market timing trading policy with respect to customers of financial intermediaries. For example, should it occur, the Successor Funds may not be able to detect market timing that may be facilitated by financial intermediaries or is difficult to identify because of the omnibus accounts used by those intermediaries for aggregated purchases, exchanges, and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the market timing trading policy to their customers (for example, participants in a 401(k) retirement plan) through such methods as implementing short-term trading limitations or restrictions and monitoring trading activity for what might constitute market timing, the Successor Funds may not be able to determine whether trading by customers of financial intermediaries is contrary to the Successor Funds’ market timing trading policy. However, under federal securities law, funds are generally required to enter into shareholder information agreements with certain financial intermediaries that hold fund shares in “omnibus accounts” on behalf of others. Pursuant to these arrangements, the financial intermediary agrees to, among other things provide certain information upon fund request about shareholders and transactions in these accounts to help enable funds to enforce restrictions on market timing and similar abusive transactions. The financial intermediary will also execute any instructions from the fund to restrict or prohibit purchases or exchanges by a shareholder the fund has identified as violating its market timing policies.

Fair Value Pricing.  The Successor Funds have fair value pricing procedures in place. By fair valuing a security whose price may have been affected (i) by events occurring after the close of trading in its respective market or (ii) by news after the last market pricing of the security, the Successor Funds attempt to establish a price that they might reasonably expect to receive upon their current sale of that security. These methods are designed to help ensure that the prices at which Successor Fund shares are purchased and redeemed are fair and do not result in dilution of shareholder interests or other harm to shareholders. Despite best efforts, however, there is an inherent risk that the fair value may be higher or lower than the value a Successor Fund would have received if it had sold the investment.

Additional Policies

Please note that the Successor Funds maintain additional policies and reserve certain rights, including:

•         The Successor Funds may refuse any order to buy shares, including any purchase under the exchange privilege or conversion right.

•         At any time, the Successor Funds may change their investment minimums or waive or lower their minimums for certain purchases.

•         The Successor Funds may modify or discontinue the exchange privilege or conversion right on 60 days’ notice.

•         The Successor Funds are not available for purchase in every jurisdiction. Please consult your investment representative or Integrity Fund Services concerning the availability of a particular Fund.

•         To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the Successor Funds promptly.

•         The Successor Funds may modify or discontinue the available sales charge reductions and waivers at any time.

•         Integrity Fund Services will charge a $15.00 fee against a shareholder’s account for any payment returned for insufficient funds. The shareholder will also be responsible for any losses suffered by the Successor Funds as a result.

Dealer Compensation

Qualifying dealers who sell Class A shares may receive sales commissions and other payments. These are paid by the Distributor from sales charges, distribution and service (12b-1) fees and its other resources.

Commission (%) (as a Percentage of Public Offering Price)
Investment under $100,000	2.00%
$100,000 but under $250,000	1.75%
$250,000 but under $500,000	1.25%
$500,000 or more	0.00%

12b-1 fee to dealer	0.20%

In addition, the Distributor may pay a commission of 1.00% out of its own resources to dealers who initiate and are responsible for the purchase of shares for qualified retirement plans or of $500,000 or more. The Distributor or one or more of its affiliates may also from time to time make additional payments, out of their own resources, to certain authorized dealers that sell shares of the Integrity/Viking Funds distributed by the Distributor in order to promote the sales and retention of fund shares by those firms and their customers. The amounts of these payments vary by authorized dealer firm and, with respect to a given firm, are typically calculated by reference to the amount of the firm’s recent gross sales of Integrity/Viking Fund shares and/or total assets of Integrity/Viking Funds held by the firm’s customers. The level of payments that the Distributor is willing to provide to a particular authorized dealer firm may be affected by, among other factors, the firm’s total assets held in and recent investments in Integrity/Viking Funds, the firm’s level of participation in Integrity/Viking Funds sales and marketing programs, the firm’s compensation program for its registered representatives who sell Integrity/Viking Fund shares and provide services to Integrity/Viking Funds’ shareholders, and the asset class of the Integrity/Viking Funds for which these payments are provided. For the fiscal year ended July 31, 2016, these payments in the aggregate were approximately 0.010% to 0.020% of the assets in the Integrity/Viking Funds, although payments to particular authorized dealers can be significantly higher. The SAI to this Joint Proxy Statement/Prospectus contains additional information about these payments, including the names of the dealer firms to which the payments are expected to be made. This compensation is not reflected in the fees and expenses listed for each Successor Fund in the “Synopsis” section. The Distributor or one or more of its affiliates may also make payments to dealers and other financial intermediaries in connection with sales meetings, due diligence meetings, prospecting seminars and other meetings at which the Distributor promotes its products and services.

The amount of payments by the Distributor and/or its affiliates to a dealer or other financial intermediary could be significant and could create an incentive for the dealer or other intermediary or its representatives to recommend or offer shares of the Funds to you. The dealer or other financial intermediary may elevate the prominence or profile of the Successor Funds within its organization by, for example, placing the Successor Funds on a list of preferred or recommended funds and/or granting the Distributor and/or its affiliates preferential or enhanced opportunities to promote the Successor Funds in various ways within the dealer’s or other financial intermediary’s organization.  Ask your salesperson or visit your financial intermediary’s website for more information.

Certain Fees Paid to Financial Intermediaries

Financial intermediaries and retirement plans may have certain accounts and arrangements with the Successor Funds. With respect to such accounts and arrangements, Integrity Fund Services may pay a financial intermediary certain amounts for sub-transfer agency or other administrative services, for which it may receive reimbursement from the Successor Funds. Such sub-transfer agency or other administrative services may include, but are not limited to, the following: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semiannual reports and shareholder notices and other required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals, automated investment plans and shareholder account registrations.

The payments the Successor Funds make to Integrity Fund Services to reimburse it for a portion of the sub-transfer agency or other administrative services are in addition to the distribution and service fees that the Successor Funds pay under their Rule 12b-1 plans and the fees that the Successor Funds pay to Integrity Fund Services for the services it provides as the Funds’ transfer agent and accounting and administrative services provider. The aggregate amount of these payments may be substantial and the amounts attributable to particular intermediaries may vary significantly.

Distributions and Taxes

Dividends and Capital Gain Distributions

Each Successor Fund declares daily dividends from its net investment income. Net investment income generally consists of all interest income earned (or treated as earned) on portfolio assets less all Successor Fund expenses. Income dividends are distributed monthly and net realized capital gains, if any, are distributed annually.

To receive a dividend or other distribution, you must be a shareholder on the record date. The record dates for the Successor Funds’ distributions will vary. The amount of the Successor Funds’ distributions will vary, and there is no guarantee each Successor Fund will pay distributions.

The Successor Funds automatically reinvest your dividends and capital gains distributions in additional Successor Fund shares at net asset value unless you request distributions to be received in cash. Taxable dividends and distributions are subject to federal income tax whether received in cash or additional shares. You may change your selected method of distribution, provided such change will be effective only for distributions paid seven or more days after Integrity Fund Services receives the request.

Dividends that are not reinvested are paid by check or transmitted electronically to your bank account, with the same names as the account registration, using the ACH network. You may have your distribution check paid to a third party or sent to an address other than your address of record, although a signature guarantee will be required. For further information, please contact Integrity Fund Services at 800-601-5593.

Federal Income Taxes

This section summarizes some of the main U.S. federal income tax consequences of owning shares of a Successor Fund. This section is current as of the date of this Joint Proxy Statement/Prospectus. Tax laws and interpretations change frequently and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker/dealer, or other investor with special circumstances. Because the Successor Funds invest primarily in municipal securities from a particular state, the regular monthly dividends payable from the net tax-exempt interest earned from such municipal securities that you, as a taxpayer in that state, receive, are generally expected to be exempt from regular federal income tax and, subject to the provisions of that state’s tax law, the regular personal income tax of that state. This section, however, does not describe your state, local or foreign tax consequences. For more detailed information regarding certain state tax consequences of a Successor Fund investment, see the SAI to this Joint Proxy Statement/Prospectus.

This federal income tax summary is based in part on the advice of counsel to the Successor Funds. The IRS could disagree with any conclusions set forth in this section. In addition, counsel to the Successor Funds was not asked to review, and has not reached a conclusion with respect to, the federal income tax treatment of the assets to be acquired by the Successor Funds. This may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

Successor Fund Status

Each Successor Fund intends to qualify as a regulated investment company (“RIC”) under the U.S. federal income tax laws. During periods when a Successor Fund qualifies as a RIC and distributes all its income, the Successor Fund generally will not pay federal income taxes.

Distributions

Except for exempt-interest dividends as described below, Successor Fund distributions are generally taxable. After the end of each year, you will receive a tax statement that separates your Successor Fund’s distributions into categories. The statement will separate the distributions into three categories: ordinary income distributions, capital gain dividends, and exempt-interest dividends. Ordinary income distributions are generally taxed at your ordinary tax rate. The Successor Funds intend to distribute dividends that qualify as “exempt-interest dividends,” which generally are excluded from your gross income for federal income tax purposes. Distributions of the Successor Funds’ interest income on certain private activity bonds, however, may be an item of tax preference for purposes of the alternative minimum tax applicable to individuals and corporations and distributions of net income from tax-exempt obligations may be included in “adjusted current earnings” of corporations for alternative minimum tax purposes. Some or all of the exempt-interest dividends may have other tax consequences (e.g., they may affect the amount of your social security benefits that are taxed), and income exempt from federal income tax may be subject to state and local tax. Although the Successor Funds do not seek to realize taxable income or capital gains, the Successor Funds may realize and distribute taxable ordinary income or capital gains as a result of their normal investment activities. Generally, you will treat all capital gain dividends as long-term capital gains regardless of how long you have owned your shares. To determine your actual tax liability for your capital gain dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Successor Funds may make distributions that represent a return of capital for federal income tax purposes. If a Successor Fund makes a return of capital distribution, the distribution will not be taxable to you for federal income tax purposes to the extent of your basis in your shares and thereafter will be treated as a capital gain.  Because a return of capital distribution reduces the basis of your shares, a return of capital distribution may result in a higher capital gain or lower capital loss when you sell your shares.  The tax status of your distributions from your Successor Fund is not affected by whether you reinvest your distributions in additional shares or receive them in cash. The income from your Successor Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any, but you may be able to take the sales fee into account in determining your gain or loss when you redeem your shares. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year. Income and gains from the Successor Fund may also be subject to a 3.8 percent “Medicare tax.” This tax generally applies to your net investment income if your adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals. Interest that is excluded from gross income and exempt-interest dividends from a Successor Fund are generally not included in your net investment income for purposes of this tax.  The Successor Funds do not expect to make distributions that constitute qualified dividend income.

Dividends Received Deduction

A corporation that owns shares generally will not be entitled to the dividends received deduction with respect to the dividends received from a Successor Fund.

Sale or Redemption of Shares

If you sell or redeem your shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your shares from the amount you receive in the transaction. Your tax basis in your shares is generally equal to the cost of your shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your shares. Further, if you hold your shares in a Successor Fund for six months or less, any loss incurred by you related to the disposition of such a share will be disallowed to the extent of the exempt-interest dividends you received, except as otherwise described in the next section.

Capital Gains and Losses

If you are an individual, the maximum marginal stated federal income tax rate for net capital gain is generally 20% for taxpayers in the 39.6% tax bracket, 15% for taxpayers in the 25%, 28%, 33% and 35% tax brackets and 0% for taxpayers in the 10% and 15% tax brackets. Capital gains may also be subject to the “Medicare tax” described above.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your shares to determine your holding period. If you hold a share for six months or less, any loss incurred by you related to the disposition of such share will be disallowed to the extent of the exempt-interest dividends you received, except in the case of a regular dividend paid by the Successor Fund if the Successor Fund declares exempt-interest dividends on a daily basis in an amount equal to at least 90 percent of its net tax-exempt interest and distributes such dividends on a monthly or more frequent basis. To the extent, if any, it is not disallowed, it will be recharacterized as long-term capital loss to the extent of the capital gain dividends received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Code treats certain capital gains as ordinary income in special situations and may limit your ability to use capital losses.

Exchanges

If you exchange shares of your Successor Fund for shares of another fund, the exchange would generally be considered a sale for federal income tax purposes, and any gain on the transaction may be subject to federal income tax.

Deductibility of Expenses

Because the Successor Funds pay exempt-interest dividends, which are treated as exempt interest for federal income tax purposes, you will not be able to deduct some of your interest expense for debt that you incur or continue to purchase or carry your shares.

Buying Shares Close to a Record Date

Buying Successor Fund shares shortly before the record date for a taxable dividend is commonly known as “buying the dividend.” The entire dividend may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price.

Backup Withholding

A Successor Fund may be required to withhold U.S. federal income tax at a rate of 28% from all distributions (including exempt-interest dividends) and redemption proceeds payable to shareholders who fail to provide the Successor Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s federal income tax liability, provided the required information is furnished to the IRS.

Foreign Investors

If you are a foreign investor (i.e., an investor other than a U.S. citizen or resident, or a U.S. corporation, partnership, estate, or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Successor Funds will be characterized as dividends for federal income tax purposes (other than dividends which the Successor Funds properly report as capital gain dividends) and, other than exempt-interest dividends, will be subject to U.S. income taxes (including withholding taxes) subject to certain exceptions described below. However, distributions received by a foreign investor from the Successor Funds that are properly reported by the Successor Funds as capital gain dividends may not be subject to U.S. federal income taxes (including withholding taxes) provided that the Successor Funds make certain elections and certain other conditions are met. Distributions from the Successor Funds that are properly reported by the Successor Funds as an interest-related dividend attributable to certain interest income received by the Successor Funds or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Successor Funds may not be subject to U.S. federal income taxes, including withholding taxes when received by certain foreign investors, provided that the Successor Funds make certain elections and certain other conditions are met. In addition, distributions may be subject to a U.S. withholding tax of 30% in the case of distributions to (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity’s U.S. owners. Dispositions of shares and capital gain dividends received by such persons may be subject to such withholding after December 31, 2018. You should also consult your tax advisor with respect to other U.S. tax withholding and reporting requirements.

Cost-Basis Method

For shares acquired on or after January 1, 2012, you may elect a cost basis method to apply to existing and future accounts you establish. The cost basis method you select will determine the order in which shares are redeemed and how your cost basis information is calculated and subsequently reported to you and to the IRS. Please contact your tax advisor to determine which cost basis method best suits your specific situation. If you hold your account directly with Viking Mutual Funds, please contact Integrity Fund Services at 800-601-5593 for instructions on how to make your election. If you hold your account with a financial intermediary, please contact that financial intermediary for instructions on how to make your election. If you hold your account directly with Viking Mutual Funds and do not elect a cost basis method, your account will default to the First In, First Out (FIFO) method. Under this method, the first shares purchased are sold first. Financial intermediaries choose their own default method.

Additional Information

The Trusts are subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information including proxy materials, information statements and charter documents with the SEC.  These items can be inspected and copied at the Public Reference Facilities maintained by the SEC in Washington, D.C., located at 100 F Street, N.E., Washington, D.C. 20549, and at the SEC’s Regional Offices located at Northeast Regional Office, 3 World Financial Center, Room 4300, New York, New York 10281; Southeast Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Midwest Regional Office, 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Central Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202; and Pacific Regional Office, 5670 Wilshire Boulevard, 11th Floor, Los Angeles, California 90036.  Copies of such materials can also be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.

Shareholder Inquiries and Mailings

All inquiries regarding the Successor Funds should be directed to:
Integrity Funds Distributor, LLC
PO Box 500
Minot, ND 58702
Phone: 800-276-1262

All inquiries regarding account information should be directed to:
Integrity Fund Services, LLC
PO Box 759
Minot, ND 58702
Phone: 800-601-5593

To reduce expenses, the Successor Funds may mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call Integrity Funds Distributor, LLC at 800-276-1262 (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request.

Annual/Semi-Annual Report to Shareholders and Statement of Additional Information (SAI)

You can learn more about each Successor Fund in the following documents:

Annual/Semiannual Report to Shareholders.  Will include a discussion of market conditions and investment strategies that significantly affected the Successor Funds’ performance during the reporting period as well as financial statements, portfolio holdings, and the report of the independent registered public accountants.

Statement of Additional Information to this Joint Proxy Statement/Prospectus.  Contains more information about the Successor Funds and their respective investments and policies. The SAI is incorporated by reference, so it is legally a part of this Joint Proxy Statement/Prospectus.

For a free copy of these documents, please contact your investment representative, call us at the number below, or access them from the Successor Funds’ website at: integrityvikingfunds.com.

Integrity Fund Services, LLC

800-601-5593

You may also call the number above to request other information about the Successor Funds and to make shareholder inquiries.

Information about each Successor Fund (including the SAI to this Joint Proxy Statement/Prospectus) can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about each Successor Fund are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov, and copies of this information may be obtained after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

Legal Matters

Vedder Price P.C. serves as counsel for each Fund.  Certain legal matters in connection with the issuance of Successor Fund Shares will be passed on by Vedder Price P.C.

David, Graham and Stubbs serves as counsel to the Funds’ Independent Trustees.

Financial Statements and Experts

The Annual Report and Semi-Annual Report with respect to the Funds has been incorporated by reference into this Joint Proxy Statement/Prospectus in reliance upon the report of Cohen & Company, Ltd., 1350 Euclid Ave., Suite 800, Cleveland, Ohio 44115, the independent registered public accounting firm for the Funds, given on their authority as experts in accounting and auditing.

Financial Highlights

The financial highlights tables with respect to each Fund are intended to help you understand each Fund’s financial performance for the periods shown. The information below with respect to each Fund has been derived from the Funds’ financial statements for the fiscal year ended July 31, 2016, which have been audited by Cohen & Company, Ltd., the Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the annual report, which is available upon request. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund’s shares (assuming reinvestment of all dividends and other distributions).

Kansas Municipal Fund
Selected per share data and ratios for the periods indicated	Six Months Ended 1/31/17+
		Year Ended 7/29/16	Year Ended 7/31/15	Year Ended 7/31/14	Year Ended 7/31/13	Year Ended 7/31/12
NET ASSET VALUE, BEGINNING OF PERIOD	$ 11.13	$ 10.87	$ 10.85	$ 10.56	$ 11.12	$ 10.64
Income (loss) from investment operations:
Net investment income (loss)	$ 0.15	$ 0.31	$ 0.31	$ 0.32	$ 0.30	$ 0.37
Net realized and unrealized gain (loss) on investments[3]	(0.46)	0.26	0.02	0.29	(0.56)	0.48
Total from investment operations	$ (0.31)	$ 0.57	$ 0.33	$ 0.61	$ (0.26)	$ 0.85
Distributions from net investment income	$ (0.15)	$ (0.31)	$ (0.31)	$ (0.32)	$ (0.30)	$ (0.37)
NET ASSET VALUE, END OF PERIOD	$ 10.67	$ 11.13	$ 10.87	$ 10.85	$ 10.56	$ 11.12
Total Return (excludes any applicable sales charge)	(2.79%)#	5.30%	3.03%	5.81%	(2.37)%	8.07%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$59,920	$60,489	$58,578	$59,516	$64,405	$48,093
Ratio of expenses to average net assets after waivers1,2,*	0.98%^	0.98%	0.98%	1.01%	1.08%	1.07%
Ratio of expenses to average net assets before waivers[2]	1.16%^	1.18%	1.16%	1.16%	1.17%	1.18%
Ratio of net investment income to average net assets1,2,*	2.77%^	2.81%	2.80%	2.95%	2.75%	3.36%
Portfolio turnover rate	6.18%	12.10%	10.87%	6.63%	13.40%	11.46%

1        This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

2        Average net assets was calculated using a 360-day period.

3        Realized and unrealized gains and loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

*        For the year ended July 31, 2012, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets for the period of August 1, 2011 through April 30, 2012.

^        Annualized.

+        Unaudited.

#        Not Annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

Maine Municipal Fund
Selected per share data and ratios for the periods indicated
	Six Months Ended 1/31/17+	Year Ended 7/29/16	Year Ended 7/31/15	Year Ended 7/31/14	Year Ended 7/31/13	Year Ended 7/31/12
NET ASSET VALUE, BEGINNING OF PERIOD	$ 11.31	$ 10.99	$ 11.00	$ 10.79	$ 11.36	$ 10.77
Income (loss) from investment operations:
Net investment income (loss)	$ 0.13	$ 0.27	$ 0.27	$ 0.29	$ 0.31	$ 0.34
Net realized and unrealized gain (loss) on investments[3]	(0.57)	0.33	(0.01)	0.21	(0.57)	0.59
Total from investment operations	$ (0.44)	$ 0.60	$ 0.26	$ 0.50	$ (0.26)	$ 0.93
Less Distributions:
Distributions from net investment income	$ (0.13)	$ (0.27)	$ (0.27)	$ (0.29)	$ (0.31)	$ (0.34)
Distributions from net realized gains	0.00	(0.01)	0.00	0.00	0.00	0.00
Total distributions	$ (0.13)	$ (0.28)	$ (0.27)	$ (0.29)	$ (0.31)	$ (0.34)
NET ASSET VALUE, END OF PERIOD	$ 10.74	$ 11.31	$ 10.99	$ 11.00	$ 10.79	$ 11.36
Total Return (excludes any applicable sales charge)	(3.90%)#	5.44%	2.37%	4.72%	(2.37)%	8.79%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$19,707	$20,213	$17,475	$17,451	$17,702	$18,084
Ratio of expenses to average net assets after waivers1,2,*	0.98%^	0.98%	0.98%	1.01%	1.08%	1.07%
Ratio of expenses to average net assets before waivers[2]	1.25%^	1.29%	1.28%	1.28%	1.27%	1.29%
Ratio of net investment income to average net assets1,2,*	2.37%^	2.39%	2.45%	2.70%	2.76%	3.11%
Portfolio turnover rate	1.45%	1.88%	16.18%	11.27%	11.52%	1.87%

1      This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

2      Average net assets was calculated using a 360-day period.

3      Realized and unrealized gains and loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

*      For the year ended July 31, 2012, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets for the period of August 1, 2011 through April 30, 2012.

^        Annualized.

+        Unaudited.

#        Not Annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

Nebraska Municipal Fund
Selected per share data and ratios for the periods indicated
	Six Months Ended 1/31/17+	Year Ended 7/29/16	Year Ended 7/31/15	Year Ended 7/31/14	Year Ended 7/31/13	Year Ended 7/31/12
NET ASSET VALUE, BEGINNING OF PERIOD	$ 10.82	$ 10.48	$ 10.40	$ 9.99	$ 10.69	$ 10.20
Income (loss) from investment operations:
Net investment income (loss)	$ 0.13	$ 0.27	$ 0.29	$ 0.29	$ 0.29	$ 0.34
Net realized and unrealized gain (loss) on investments[3]	(0.57)	0.34	0.08	0.41	(0.70)	0.49
Total from investment operations	$ (0.44)	$ 0.61	$ 0.37	$ 0.70	$ (0.41)	$ 0.83
Distributions from net investment income	$ (0.13)	$ (0.27)	$ (0.29)	$ (0.29)	$ (0.29)	$ (0.34)
NET ASSET VALUE, END OF PERIOD	$ 10.25	$ 10.82	$ 10.48	$ 10.40	$ 9.99	$ 10.69
Total Return (excludes any applicable sales charge)	(4.13%)#	5.94%	3.54%	7.14%	(3.96)%	8.23%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$50,415	$46,217	$41,189	$39,734	$41,633	$46,038
Ratio of expenses to average net assets after waivers1,2,*	0.98%^	0.98%	0.98%	1.01%	1.08%	1.07%
Ratio of expenses to average net assets before waivers[2]	1.18%^	1.20%	1.19%	1.20%	1.20%	1.21%
Ratio of net investment income to average net assets1,2,*	2.37%^	2.58%	2.72%	2.89%	2.72%	3.22%
Portfolio turnover rate	14.56%	7.47%	11.76%	3.88%	23.65%	12.38%

1      This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

2      Average net assets was calculated using a 360-day period.

3      Realized and unrealized gains and loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

*      For the year ended July 31, 2012, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets for the period of August 1, 2011 through April 30, 2012.

^        Annualized.

+        Unaudited.

#        Not Annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

New Hampshire Municipal Fund
Selected per share data and ratios for the periods indicated
	Six Months Ended 1/31/17+	Year Ended 7/29/16	Year Ended 7/31/15	Year Ended 7/31/14	Year Ended 7/31/13	Year Ended 7/31/12
NET ASSET VALUE, BEGINNING OF PERIOD	$ 11.07	$ 10.76	$ 10.74	$ 10.55	$ 11.07	$ 10.66
Income (loss) from investment operations:
Net investment income (loss)	$ 0.11	$ 0.24	$ 0.24	$ 0.28	$ 0.28	$ 0.33
Net realized and unrealized gain (loss) on investments[3]	(0.69)	0.31	0.02	0.19	(0.52)	0.41
Total from investment operations	$ (0.58)	$ 0.55	$ 0.26	$ 0.47	$ (0.24)	$ 0.74
Distributions from net investment income	$ (0.11)	$ (0.24)	$ (0.24)	$ (0.28)	$ (0.28)	$ (0.33)
NET ASSET VALUE, END OF PERIOD	$ 10.38	$ 11.07	$ 10.76	$ 10.74	$ 10.55	$ 11.07
Total Return (excludes any applicable sales charge)	(5.26%)#	5.12%	2.45%	4.53%	(2.19)%	7.04%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$6,591	$6,754	$5,164	$4,684	$5,173	$4,854
Ratio of expenses to average net assets after waivers1,2,*	0.98%^	0.98%	0.98%	1.01%	1.08%	1.07%
Ratio of expenses to average net assets before waivers[2]	1.53%^	1.67%	1.71%	1.71%	1.67%	1.78%
Ratio of net investment income to average net assets1,2,*	2.04%^	2.17%	2.27%	2.68%	2.62%	3.07%
Portfolio turnover rate	16.83%	23.42%	13.08%	4.85%	10.57%	13.73%

1      This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

2      Average net assets was calculated using a 360-day period.

3      Realized and unrealized gains and loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

*      For the year ended July 31, 2012, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets for the period of August 1, 2011 through April 30, 2012.

^        Annualized.

+        Unaudited.

#        Not Annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

Oklahoma Municipal Fund
Selected per share data and ratios for the periods indicated
	Six Months Ended 1/31/17+	Year Ended 7/29/16	Year Ended 7/31/15	Year Ended 7/31/14	Year Ended 7/31/13	Year Ended 7/31/12
NET ASSET VALUE, BEGINNING OF PERIOD	$ 12.10	$ 11.64	$ 11.60	$ 11.20	$ 11.93	$ 11.24
Income (loss) from investment operations:
Net investment income (loss)	$ 0.14	$ 0.28	$ 0.29	$ 0.31	$ 0.32	$ 0.34
Net realized and unrealized gain (loss) on investments[3]	(0.57)	0.46	0.04	0.40	(0.73)	0.69
Total from investment operations	$ (0.43)	$ 0.74	$ 0.33	$ 0.71	$ (0.41)	$ 1.03
Distributions from net investment income	$ (0.14)	$ (0.28)	$ (0.29)	$ (0.31)	$ (0.32)	$ (0.34)
NET ASSET VALUE, END OF PERIOD	$ 11.53	$ 12.10	$ 11.64	$ 11.60	$ 11.20	$ 11.93
Total Return (excludes any applicable sales charge)	(3.61%)#	6.47%	2.82%	6.42%	(3.54)%	9.30%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$46,668	$46,718	$42,427	$38,795	$41,551	$43,253
Ratio of expenses to average net assets after waivers1,2,*	0.98%^	0.98%	0.98%	1.01%	1.08%	1.07%
Ratio of expenses to average net assets before waivers[2]	1.17%^	1.19%	1.18%	1.19%	1.18%	1.19%
Ratio of net investment income to average net assets1,2,*	2.29%^	2.40%	2.44%	2.72%	2.70%	2.93%
Portfolio turnover rate	2.29%	10.58%	14.53%	1.41%	9.54%	17.72%

1      This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

2      Average net assets was calculated using a 360-day period.

3      Realized and unrealized gains and loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

*      For the year ended July 31, 2012, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets for the period of August 1, 2011 through April 30, 2012.

^        Annualized.

+        Unaudited.

#        Not Annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

Exhibit A:  Form of Agreement and Plan of Reorganization

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of the       day of                     , 2017 by and between Integrity Managed Portfolios, a Massachusetts business trust (the “Predecessor Trust”), on behalf of the series set forth in Exhibit A (each, a “Predecessor Fund”), and Viking Mutual Funds, a Delaware statutory trust (the “Successor Trust”), on behalf of the series set forth in Exhibit A (each, a “Successor Fund” and together with the Predecessor Fund, each, a “Fund” and together, the “Funds”), and, for purposes of Section 8.1 of the Agreement only, Viking Fund Management, LLC (the “Adviser”).  Each Fund maintains its principal place of business in Minot, North Dakota.

This Agreement is intended to be, and is adopted as, a plan of reorganization for the purpose of section 368(a) of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).  Each reorganization will consist of (a) the assignment, conveyance, transfer and delivery of all of the assets of the Predecessor Fund to the corresponding Successor Fund as set forth in Exhibit A hereto in exchange solely for Class A voting shares of beneficial interest of the corresponding Successor Fund (“Successor Fund Shares”), as described herein, and the assumption by the corresponding Successor Fund of all of the liabilities of the Predecessor Fund, and (b) the subsequent pro rata distribution of the Successor Fund Shares to the shareholders of the Predecessor Fund in complete liquidation, dissolution and termination of the Predecessor Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement (each, a “Reorganization”).

WHEREAS, for convenience, the remainder of this Agreement refers only to a single Reorganization, one Predecessor Fund and one Successor Fund, but the terms and conditions hereof will apply separately to each Reorganization and the Predecessor Fund and the corresponding Successor Fund participating therein.  The consummation of any Reorganization will not be contingent on the consummation of any other Reorganization, and it is the intention of the parties hereto that each Reorganization described herein will be conducted separately and independently of the others;

WHEREAS, the Successor Fund has been organized in order to continue the business and operations of the Predecessor Fund;

WHEREAS, the Successor Fund currently has no assets and has carried on no business activities prior to the date first shown above and will have had no assets and will have carried on no business activities prior to the consummation of the transaction described herein except as necessary to facilitate the organization of the Successor Fund as a new series of the Successor Trust;

WHEREAS, each of the Board of Trustees of the Successor Fund and the Board of Trustees of the Predecessor Fund (each, a “Board” and together, the “Boards”), as applicable, has determined that the Reorganization is in the best interests of its respective Fund, and the Predecessor Fund’s Board has determined that the interests of the existing shareholders of the Predecessor Fund will not be diluted as a result of the Reorganization.

In consideration of the premises and of the covenants and agreements set forth herein, the parties covenant and agree as follows:

ARTICLE I

Transfer of Assets of the Predecessor Fund in Exchange for Shares of the Successor Fund and Assumption of Liabilities, if Any; DISSOLUTION, Liquidation AND TERMINATION of the Predecessor Fund

1.1              The Predecessor Fund agrees to assign, convey, transfer and deliver all of its property and assets as set forth in Section 1.2 to the Successor Fund, free and clear of all liens and encumbrances, except as otherwise provided herein.  In exchange, the Successor Fund agrees to (a) assume all of the liabilities of the Predecessor Fund, as set forth in Section 1.3 and (b) issue and deliver to the Predecessor Fund, for distribution in accordance with Section 1.5 to the Predecessor Fund’s shareholders the number of full and fractional Successor Fund Shares equal in number and value, as of the Valuation Time, to the shares of the Predecessor Fund (“Predecessor Fund Shares”) outstanding immediately prior to the closing provided for in Section 2.1 (the “Closing”).

1.2              At the Closing, the Successor Fund shall acquire all of the assets of the Predecessor Fund, including without limitation, cash, cash equivalents, securities, commodities, interests in futures, dividends or interest receivables owned by the Predecessor Fund and any deferred or prepaid expenses shown as an asset on the books of the Predecessor Fund as of the Closing.  Other than as discussed herein and other than in the Predecessor Fund’s ordinary course of business of being an investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), the Predecessor Fund has no plan or intent to sell or otherwise dispose of any of its assets.

1.3              At the Closing, the Successor Fund will assume all of the debts, liabilities, obligations and duties of, and all claims against, the Predecessor Fund of whatever kind or nature, whether absolute, accrued, contingent, known or unknown, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable as of the Closing and whether or not specifically referred to in this Agreement.

1.4              The net asset value per share of Class A shares of the Successor Fund issued in connection with the Reorganization shall be the net asset value per share of the Class A shares of the Predecessor Fund as of the close of the New York Stock Exchange on the Closing Date (the “Valuation Time”).  The net asset value of the Class A shares of the Predecessor Fund shall be determined in accordance with the Valuation Procedures of the Funds adopted by the Boards.

1.5              Immediately after the Closing, the Predecessor Fund will distribute pro rata in complete liquidation to its shareholders of record, determined as of the time of such distribution, the Successor Fund Shares received by the Predecessor Fund pursuant to Section 1.1 in exchange for the Predecessor Fund’s shares held by the shareholders of the Predecessor Fund.  Such distribution and liquidation will be accomplished by opening accounts on the books of the Successor Fund in the name of each shareholder of the Predecessor Fund and transferring to each account a number of the Successor Fund Shares received by the Predecessor Fund equal to the pro rata number of Successor Fund Shares due such shareholders.

1.6              All books and records of the Predecessor Fund, including all books and records required to be maintained under the Investment Company Act, and the rules and regulations thereunder, shall be available to the Successor Fund from and after the Closing Date and shall be turned over to the Successor Fund on or prior to the date the Predecessor Fund is terminated pursuant to Section 1.7.

1.7              As soon as practicable following the Closing, the Predecessor Fund will have its affairs wound up and terminate its existence in accordance with the applicable provisions of the laws of the Commonwealth of Massachusetts.

1.8              If and to the extent the Board of the Predecessor Fund deems it advisable for federal income tax purposes, prior to the Valuation Time, the Predecessor Fund shall make a distribution which, together with all previous such distributions, shall have the effect of distributing to the Predecessor Fund’s shareholders at least all of its investment company taxable income (determined without regard to the dividends paid deduction), if any, plus the excess of its interest income excludible from gross income under section 103(a) of the Internal Revenue Code, if any, over its deductions disallowed under sections 265 and 171(a)(2) of the Internal Revenue Code and its net capital gain (after reduction for any available capital loss carryover and excluding any net capital gain on which the Predecessor Fund paid tax under section 852(b)(3)(A) of the Internal Revenue Code), if any, for all periods up to and through the Closing Date.

1.9              Prior to the Closing, the Successor Fund will issue one Class A share of beneficial interest of the Successor Fund (the "Initial Share") to the Adviser or one of its affiliates (the "Sole Shareholder") in exchange for $1.00 for the sole purpose of allowing the Sole Shareholder to approve certain matters to facilitate the organization of the Successor Fund.  Prior to the Closing, the Initial Share will be redeemed and cancelled by the Successor Fund in exchange for $1.00.

1.10          The Predecessor Fund shall be the accounting and performance survivor in the Reorganization, with the result that the Successor Fund, as the corporate survivor in the Reorganization, shall adopt the accounting and performance history of the Predecessor Fund.

1.11          No sales load, contingent deferred sales charge, commission, redemption fee or other transactional fee will be charged by the Successor Fund as a result of, or in connection with, the Reorganization.

ARTICLE II

Closing and Closing Date

2.1              Subject to the satisfaction or, to the extent permitted, waiver of the conditions precedent set forth in Articles V-VII herein, the Closing shall occur on [•], or such other date as the parties may mutually agree (the “Closing Date”).  All acts taking place at the Closing shall be deemed to take place as of [5:00 pm Eastern time] on the Closing Date, or such later time as the parties may mutually agree (the “Effective Time”).  The Closing shall be at the office of Vedder Price P.C. in Chicago, Illinois or at such other place as the parties may mutually agree.

2.2              The custodian for the Predecessor Fund shall deliver to the Successor Fund at the Closing a certificate of an authorized officer stating that the Predecessor Fund’s portfolio securities, cash and any other assets have been transferred in proper form to the Successor Fund on the Closing Date.

2.3              The Predecessor Fund shall deliver or cause its transfer agent to deliver to the Successor Fund at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Predecessor Fund’s shareholders and the number of outstanding shares of the Predecessor Fund owned by each such shareholder (the “Shareholder List”), all as of the Closing.  The Successor Fund shall issue and deliver or cause its transfer agent to issue and deliver to the Predecessor Fund at the Closing a confirmation or other evidence satisfactory to the Predecessor Fund that Successor Fund Shares have been or will be credited to the Predecessor Fund’s accounts on the books of the Successor Fund.  At the Closing each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts and other documents as such other party or its counsel may reasonably request to effect the transactions contemplated by this Agreement.

2.4              Any reporting responsibility of the Predecessor Fund with the Securities and Exchange Commission (the “SEC”), any state securities commission, any federal, state or local tax authority, or any other regulatory authority is and shall remain the responsibility of the Predecessor Fund until the Closing.

ARTICLE III

Representations and Warranties

3.1              The Predecessor Fund represents and warrants as follows:

3.1.1        The Predecessor Trust is duly organized and existing under the laws of the Commonwealth of Massachusetts as a voluntary association with transferable shares commonly referred to as a “Massachusetts business trust” and has the power to own all of its properties and assets and, subject to approval of the shareholders of the Predecessor Fund, to carry out the Agreement.

3.1.2        The Predecessor Trust is an open-end diversified management investment company duly registered under the Investment Company Act, and such registration is in full force and effect.

3.1.3        The Predecessor Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of any provision of the Declaration of Trust or the By-Laws of the Predecessor Trust or of any material agreement, indenture, instrument, contract, lease or other undertaking to which the Predecessor Fund is a party or by which the Predecessor Fund is bound.

3.1.4        The Predecessor Fund has no material contracts or other commitments that will be terminated with any liability or penalty to the Predecessor Fund on or prior to the Closing.

3.1.5        No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the knowledge of the Predecessor Fund, threatened against the Predecessor Fund or any of its properties or assets.  The Predecessor Fund knows of no facts that might form the basis for the institution of such proceedings, and the Predecessor Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

3.1.6        The audited financial statements of the Predecessor Fund as of July 29, 2016 and for the period then ended have been prepared in accordance with generally accepted accounting principles consistently applied and present fairly, in all material respects, the financial condition of the Predecessor Fund as of July 29, 2016, and there are no known liabilities, contingent or otherwise, of the Predecessor Fund as of such date that are not disclosed in such statements.

3.1.7        The financial statements of the Predecessor Fund as of January 31, 2017, and for the period then ended have been prepared in accordance with generally accepted accounting principles consistently applied and present fairly, in all material respects, the financial condition of the Predecessor Fund as of January 31, 2017, and there are no known liabilities, contingent or otherwise, of the Predecessor Fund as of such date that are not disclosed in such statements.

3.1.8        Since the date of the financial statements referred to in Section 3.1.7, there have been no materially adverse changes in the Predecessor Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business) and there are no known contingent liabilities of the Predecessor Fund arising after such date.  For the purposes of this Section 3.1.8, a decline in net asset value of the Predecessor Fund shall not constitute a materially adverse change.

3.1.9        All federal, state, local and other tax returns and reports of the Predecessor Fund required by law to be filed by it (taking into account permitted extensions for filing) have been timely filed and are complete and correct in all material respects.  All federal, state, local and other taxes of the Predecessor Fund required to be paid (whether or not shown on any such return or report) have been paid, or provision shall have been made for the payment thereof and any such unpaid taxes as of the date of the financial statements referred to above are properly reflected on such financial statements.  To the best of the Predecessor Fund’s knowledge, no tax authority is currently auditing or preparing to audit the Predecessor Fund, and no assessment for taxes, interest, additions to tax or penalties has been asserted against the Predecessor Fund.

3.1.10    For each taxable year of its operations, the Predecessor Fund (i) has elected to qualify, and has qualified or will qualify (in the case of the taxable year that includes the Closing Date for that portion of such taxable year ending with the Closing Date), as a “regulated investment company” under the Internal Revenue Code (a “RIC”), (ii) has been eligible to and has computed its federal income tax under section 852 of the Internal Revenue Code, and (iii) has been, and will be as of the Closing, treated as a separate corporation pursuant to section 851(g) of the Internal Revenue Code.  The Predecessor Fund will qualify as a RIC as of the Closing and will have satisfied as of the close of its most recent prior quarter of its taxable year, the diversification requirements of section 851(b)(3) of the Internal Revenue Code without regard to the last sentence of section 851(d)(1) of the Internal Revenue Code.  The Predecessor Fund has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Predecessor Fund to fail to qualify as a RIC under the Internal Revenue Code.  The Predecessor Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Internal Revenue Code did not apply to it.

3.1.11    The authorized capital of the Predecessor Fund consists of an unlimited number of shares of beneficial interest, $0.001 per share par value.  All issued and outstanding shares of the Predecessor Fund are duly and validly issued and outstanding, fully paid and non-assessable.  All issued and outstanding shares of the Predecessor Fund will, at the time of the Closing, be held by the persons and in the amounts set forth in the Shareholder List as provided in Section 2.3.  The Predecessor Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any shares of the Predecessor Fund, nor is there outstanding any security convertible into shares of the Predecessor Fund.

3.1.12    At the Closing, the Predecessor Fund will have good and marketable title to the assets to be transferred to the Successor Fund pursuant to Section 1.1 and full right, power and authority (subject to shareholder approval) to assign, convey, transfer and deliver such assets hereunder free of any liens or other encumbrances, and, upon delivery and payment for such assets, the Successor Fund will acquire good and marketable title thereto.

3.1.13    The execution, delivery and performance of this Agreement has been duly authorized by the Board of the Predecessor Fund (including the determinations required by Rule 17a-8(a) under the Investment Company Act) and by all necessary action, other than shareholder approval, on the part of the Predecessor Fund, and, this Agreement constitutes a valid and binding obligation of the Predecessor Fund.

3.1.14    The information furnished and to be furnished by the Predecessor Fund for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby is, and shall be, accurate and complete in all material respects and is in compliance, and shall comply, in all material respects with applicable federal securities and other laws and regulations.

3.1.15    From the date of the Proxy Statement (as defined in Section 4.5) through the time of the meeting of the Predecessor Fund’s shareholders and as of the Closing, the Proxy Statement, or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

1

3.1.16    No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Predecessor Fund of the transactions contemplated by this Agreement, except such as have been obtained under the Securities Act of 1933, as amended (the “1933 Act”), the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the Investment Company Act, and such as may be required under state securities laws and the laws of Commonwealth of Massachusetts.

3.1.17    There are no brokers’ or finder’s fees payable on behalf of the Predecessor Fund in connection with the transactions provided for herein.

3.2              The Successor Fund represents and warrants as follows:

3.2.1        The Successor Trust is duly organized and existing under the laws of the State of Delaware as a Delaware statutory trust and has the power to own all of its properties and assets and to carry out the Agreement.

3.2.2        The Successor Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of any provision of the Trust Instrument or By-Laws of the Successor Trust or of any material agreement, indenture, instrument, contract, lease or other undertaking to which the Successor Fund is a party or by which the Successor Fund is bound.

3.2.3        All Successor Fund Shares to be issued in exchange for the net assets of the Predecessor Fund pursuant to this Agreement will be, when so issued, duly and validly issued and outstanding, fully paid and non-assessable.  The Successor Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Successor Fund Shares, nor is there outstanding any security convertible into any shares of the Successor Fund.

3.2.4        The execution, delivery and performance of this Agreement has been duly authorized by the Board of the Successor Trust and by all necessary action on the part of the Successor Trust.  This Agreement constitutes a valid and binding obligation of the Successor Trust on behalf of the Successor Fund.

3.2.5        The Successor Fund was newly formed for the sole purpose of consummating the Reorganization and continuing the business and operations of the Predecessor Fund.  As of immediately prior to the Closing, the Successor Fund has not held any assets other than the consideration received for the Initial Share or engaged in any activity or business, other than such as necessary for the organization of a new series of an investment company prior to its commencement of operations.

3.2.6        The Successor Fund (i) will elect to be taxed as a RIC, will qualify for the tax treatment afforded RICs under the Internal Revenue Code for its taxable year that includes the Closing Date, and intends to continue to qualify for such treatment for its subsequent taxable years, (ii) will be eligible to compute its federal income tax under section 852 of the Internal Revenue Code for the taxable year that includes the Closing Date, and (iii) will be treated as a separate corporation for federal income tax purposes pursuant to section 851(g) of the Internal Revenue Code for the taxable year that includes the Closing Date.  The Successor Fund has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Successor Fund to fail to qualify as a RIC for its taxable year that includes the Closing Date.

3.2.7        Prior to the Closing, there will be no issued or outstanding shares issued by the Successor Fund, other than the Initial Share.  The Initial Share will be redeemed and canceled prior to the Closing.

ARTICLE IV

Covenants of the Successor Fund and the Predecessor Fund

4.1              The Predecessor Fund will operate its business in the ordinary course between the date hereof and the Closing, it being understood that the ordinary course of business will include declaring and paying customary dividends and other distributions.

4.2              The Predecessor Fund will call a shareholders’ meeting to consider and act upon this Agreement and the transactions contemplated herein and to take all other action necessary to obtain approval of the transactions contemplated hereby.

4.3              The Predecessor Fund will assist the Successor Fund in obtaining such information as the Successor Fund reasonably requests concerning the beneficial ownership of the Predecessor Fund’s shares.

4.4              Subject to the provisions of this Agreement, each Fund will take or cause to be taken all action, and will do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

4.5              The Predecessor Trust will prepare and file, or will cause to be prepared and filed, with the SEC a Proxy Statement (the “Proxy Statement”) in compliance with the 1934 Act and the Investment Company Act and the rules and regulations thereunder which may be included as part of the Prospectus.  The Successor Trust will prepare and file, or will cause to be prepared and filed, with the SEC a registration statement with respect to the shares issued hereunder in compliance with the 1933 Act and the Investment Company Act and the rules and regulations thereunder (the “Registration Statement”).

4.6              Each Fund will, from time to time, as and when requested by the other Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action, as the other Fund may deem necessary or desirable in order to (a) vest in and confirm to the Successor Fund title to and possession of all the assets of the Predecessor Fund to be assigned, conveyed, transferred and delivered to the Successor Fund pursuant to this Agreement, (b) vest in and confirm to the Predecessor Fund title to and possession of all the Successor Fund Shares to be transferred to the Predecessor Fund pursuant to this Agreement, (c) cause the Successor Fund to assume all of the Predecessor Fund’s liabilities in accordance with this Agreement, and (d) otherwise to carry out the intent and purpose of this Agreement.

4.7              The Successor Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1934 Act, the Investment Company Act, any exchange on which the Predecessor Fund’s shares are listed and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing.

4.8              The Successor Fund shall not issue any shares, other than the Initial Share, or other securities, or conduct any business or activity prior to the Closing except for such activity as is necessary for its organization and to consummate the transactions contemplated by this Agreement.

4.9              It is the intention of the parties that the transaction described herein will qualify as a reorganization within the meaning of section 368(a) of the Internal Revenue Code.  Neither the Predecessor Fund nor the Successor Fund shall take any action or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or that results in the failure of the transaction to qualify as a reorganization within the meaning of section 368(a) of the Internal Revenue Code.  At or prior to the Closing, the Funds will take such reasonable action, or cause such action to be taken, as is reasonably necessary to enable Vedder Price P.C. to render the tax opinion contemplated in Section 7.1.4 of this Agreement.

ARTICLE V

Conditions Precedent to Obligations of the Predecessor Fund

5.1              The obligations of the Predecessor Fund to consummate the transactions provided for herein shall be subject to the performance by the Successor Fund of all the obligations to be performed by it hereunder on or before the Closing and the satisfaction or waiver of the following further conditions:

5.1.1        All representations and warranties of the Successor Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing with the same force and effect as if made on and as of the Closing.

5.1.2        The Successor Fund shall have delivered to the Predecessor Fund a certificate executed in the Successor Fund’s name by the President or a Vice President of the Successor Fund, in form and substance satisfactory to the Predecessor Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Successor Fund in this Agreement are true and correct as of the date hereof and as of the Closing except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Predecessor Fund shall reasonably request.

ARTICLE VI

Conditions Precedent to Obligations of the Successor Fund

6.1              The obligations of the Successor Fund to consummate the transactions provided for herein shall be subject to the performance by the Predecessor Fund of all the obligations to be performed by it hereunder on or before the Closing and the satisfaction or waiver of the following further conditions:

6.1.1        All representations and warranties of the Predecessor Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing with the same force and effect as if made on and as of the Closing.

6.1.2        The Predecessor Fund shall have delivered to the Successor Fund a certificate executed in the Predecessor Fund’s name by an officer of the Predecessor Fund in form and substance satisfactory to the Successor Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Predecessor Fund in this Agreement are true and correct as of the date hereof and as of the Closing except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Successor Fund shall reasonably request.

6.1.3        The Predecessor Fund shall have delivered to the Successor Fund a statement of the Predecessor Fund’s assets and liabilities, together with a list of the Predecessor Fund’s portfolio securities showing the tax basis of such securities by lot and the holding periods of such securities, as of the Closing, certified by the Treasurer of the Predecessor Fund.

ARTICLE VII

Further Conditions Precedent to Obligations of The Successor Fund and the Predecessor Fund

7.1              The obligations of each Fund hereunder are subject to the satisfaction or waiver of the following further conditions on or before the Closing:

7.1.1        This Agreement and the transactions contemplated herein shall have been approved by the requisite votes of (a) the Board of the Successor Trust and the Board of the Predecessor Trust (including the determinations required by Rule 17a-8, as applicable, under the Investment Company Act) and (b) the Predecessor Fund’s shareholders in accordance with the provisions of the Predecessor Fund’s Declaration of Trust and applicable provisions of the laws of Commonwealth of Massachusetts and the Investment Company Act.

7.1.2        As of the Closing, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

7.1.3        All consents of other parties and all consents, orders and permits of federal, state and local regulatory authorities (including those of the SEC and of state Blue Sky or securities authorities, including “no-action” positions of such federal or state authorities) deemed necessary by the Successor Fund or the Predecessor Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a materially adverse effect on the assets or properties of the Successor Fund or the Predecessor Fund, provided that either Fund may waive any part of this condition as to itself.

7.1.4        The Funds shall have received an opinion of Vedder Price P.C. reasonably satisfactory to the Funds and based upon such reasonably requested representations and warranties as requested by counsel, substantially to the effect that, for federal income tax purposes:

(a)                The transfer of all of the assets of the Predecessor Fund to the Successor Fund solely in exchange for shares of the Successor Fund and the assumption by the Successor Fund of all of the liabilities of the Predecessor Fund, immediately followed by the pro rata distribution to the Predecessor Fund’s shareholders of all the Successor Fund Shares received by the Predecessor Fund in complete liquidation of the Predecessor Fund and the termination of the Predecessor Fund as soon as practicable thereafter will constitute a “reorganization” within the meaning of section 368(a) of the Internal Revenue Code, and the Successor Fund and the Predecessor Fund will each be a “party to a reorganization,” within the meaning of section 368(b) of the Internal Revenue Code, with respect to the Reorganization;

(b)               No gain or loss will be recognized by the Predecessor Fund upon the transfer of all of its assets to the Successor Fund solely in exchange for Successor Fund Shares and the assumption by the Successor Fund of all of the liabilities of the Predecessor Fund or upon the distribution (whether actual or constructive) of all such Successor Fund Shares to the Predecessor Fund shareholders solely in exchange for such shareholders’ shares of the Predecessor Fund in complete liquidation of the Predecessor Fund;

(c)                No gain or loss will be recognized by the Successor Fund upon the receipt of all the Predecessor Fund’s assets solely in exchange for Successor Fund Shares and the assumption by the Successor Fund of all the liabilities of the Predecessor Fund;

(d)               No gain or loss will be recognized by the Predecessor Fund shareholders upon the exchange, pursuant to the Agreement, of all their shares of the Predecessor Fund solely for Successor Fund Shares;

(e)                The aggregate basis of the Successor Fund Shares received by each Predecessor Fund shareholder pursuant to the Reorganization will be the same as the aggregate basis of the Predecessor Fund shares exchanged therefor by such shareholder.  The holding period of the Successor Fund Shares received by each Predecessor Fund shareholder in the Reorganization will include the period during which the Predecessor Fund shares exchanged therefor were held by such shareholder, provided such Predecessor Fund shares are held as capital assets at the effective time of the Reorganization;

(f)                The basis of the assets of the Predecessor Fund received by the Successor Fund will be the same as the basis of such assets in the hands of the Predecessor Fund immediately before the effective time of the Reorganization.  The holding period of the assets of the Predecessor Fund received by the Successor Fund will include the period during which those assets were held by the Predecessor Fund.

No opinion will be expressed as to (1) the effect of the Reorganization on the Predecessor Fund, the Successor Fund or any Predecessor Fund shareholder with respect to any asset (including, without limitation, any stock held in a passive foreign investment company as defined in section 1297(a) of the Code) as to which any unrealized gain or loss is required to be recognized for federal income tax purposes (i) at the end of a taxable year (or on the termination thereof) or (ii) upon the transfer of such asset regardless of whether such transfer would otherwise be a non-taxable transaction under the Code, or (2) any other federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

Such opinion shall be based on customary assumptions and limitations and such representations as Vedder Price P.C. may reasonably request, and the Predecessor Fund and Successor Fund will cooperate to make and certify the accuracy of such representations.

Notwithstanding anything herein to the contrary, neither the Predecessor Fund nor the Successor Fund may waive the conditions set forth in this Section 7.1.4.

7.1.5        The Predecessor Fund shall have received an opinion from Vedder Price P.C. dated as of the Closing Date, substantially to the effect that:

(a)                The Successor Trust is validly existing as a statutory trust under the laws of the State of Delaware.

(b)               The Successor Trust is registered as an open-end management investment company under the Investment Company Act, and, to such counsel’s knowledge, such registration under the Investment Company Act is in full force and effect.

(c)                Assuming that the Successor Fund Shares will be issued in accordance with the terms of this Agreement, the Successor Fund Shares to be issued and delivered to the Predecessor Fund on behalf of its shareholders as provided by this Agreement are duly authorized and upon such delivery will be validly issued and fully paid and non-assessable.

(d)               To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Successor Fund of the transactions contemplated herein, except as have been obtained.

(e)                The execution and delivery of the Agreement by the Successor Trust on behalf of the Successor Fund, did not, and the consummation by the Successor Fund of the transactions contemplated herein will not, violate the Successor Fund’s Trust Instrument or By-Laws.

7.1.6        The Successor Fund shall have received an opinion from Vedder Price P.C. dated as of the Closing Date, substantially to the effect that:

(a)                The Predecessor Trust is validly existing under the laws of the Commonwealth of Massachusetts as a voluntary association with transferable shares commonly referred to as a “Massachusetts business trust.”

(b)               The Predecessor Trust is registered as an open-end management investment company under the Investment Company Act, and, to such counsel’s knowledge, such registration under the Investment Company Act is in full force and effect.

(c)                To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required for consummation by the Predecessor Fund of the transactions contemplated herein, except as have been obtained.

(d)               The execution and delivery of the Agreement by the Predecessor Trust on behalf of Predecessor Fund, did not, and the consummation by the Predecessor Fund of the transactions contemplated herein will not, violate the Predecessor Fund’s Declaration of Trust or By-Laws (assuming the requisite approval of the Predecessor Fund’s shareholders has been obtained in accordance with the requirements of its Declaration of Trust and By-Laws).

ARTICLE VIII

expenses

8.1              The Adviser will bear the expenses associated with the preparation, printing and mailing of the Proxy Statement, the solicitation of votes and costs of holding the meeting.  Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another party of such expenses would result in the disqualification of the Predecessor Fund or the Successor Fund, as the case may be, as a RIC.

ARTICLE IX

Termination

9.1              This Agreement may be terminated by the mutual agreement of the parties, and such termination may be effected by the President or any Vice President of the Predecessor Trust and the Successor Trust without further action by the Boards.  In addition, this Agreement may be terminated at or before the Closing due to:

9.1.1        a breach by any other party of any representation, warranty, or agreement contained herein to be performed at or before the Closing, if not cured within 30 days;

9.1.2        a condition precedent to the obligations of the terminating party that has not been met or waived and it reasonably appears that it will not or cannot be met; or

9.1.3        a determination by the Board of a Fund that the consummation of the transactions contemplated herein is not in the best interests of its respective Fund.

In the event of any such termination, there shall be no liability for damages on the part of either Fund or any Trustee or officer of either the Predecessor Trust or Successor Trust.

ARTICLE X

Amendment

This Agreement may be amended, modified or supplemented only in writing by the parties; provided, however, that following the shareholder meeting called by the Predecessor Fund pursuant to Section 4.2, no such amendment may have the effect of changing the provisions for determining the number of Successor Fund Shares to be distributed to the Predecessor Fund’s shareholders under this Agreement without their further approval and the further approval of the Funds’ Boards (including the determination required by Rule 17a-8(a) under the Investment Company Act with respect to the Predecessor Fund), and provided further that nothing contained in this Article X shall be construed as requiring additional approval to amend this Agreement to change the Closing Date or the Closing.

ARTICLE XI

Headings; Counterparts; Governing Law; Assignment;
ENTIRE AGREEMENT

11.1          This Agreement constitutes the entire agreement between the parties.

11.2          The article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

11.3          This Agreement may be executed in any number of counterparts, each of which will be deemed an original.

11.4          This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts.

11.5          This Agreement shall bind and inure to the benefit of the parties and their respective successors and assigns, and no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, corporation or other entity other than the parties and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

11.6          It is understood and agreed that the use of a single agreement is for administrative convenience only and that this Agreement constitutes a separate agreement between the Successor Trust, on behalf of each Successor Fund, and the Predecessor Trust, on behalf of the corresponding Predecessor Fund, as if each party had executed a separate document. No Fund will have any liability for the obligations of any other Fund, and the liabilities of each Fund will be several and not joint.

11.7          With respect to the Predecessor Trust, it is expressly agreed that the obligations of such Trust and the Predecessor Fund hereunder shall not be binding upon any of the Board members, shareholders, nominees, officers, agents, or employees of the Fund personally, but shall bind only the property of the Predecessor Fund, as provided in the Predecessor Trust’s Declaration of Trust, which is on file with the Secretary of State of the Commonwealth of Massachusetts.  The execution and delivery of this Agreement have been authorized by the Board, and signed by authorized officers of the Fund acting as such.  Neither the authorization by such Board members nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Predecessor Fund as provided in the Predecessor Trust’s Declaration of Trust.

11.8          The Successor Trust is a Delaware statutory trust organized in series of which the Successor Fund constitutes one such series, and the Successor Trust is executing this Agreement with respect to the Successor Fund only.  Pursuant to the governing instrument of the Successor Trust and Section 3804(a) of the Delaware Statutory Trust Act, there is a limitation on liabilities of each series such that (a) the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to the Successor Fund are enforceable against the assets of the Successor Fund only, and not against the assets of the Successor Trust generally or the assets of any other series thereof and (b) none of the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to the Successor Trust generally or any other series thereof are enforceable against the assets of the Successor Fund.

 [Remainder of Page Intentionally Left Blank]

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

INTEGRITY MANAGED PORTFOLIOS, on behalf of the series set forth in Exhibit A By: Name: Title:
VIKING MUTUAL FUNDS, on behalf of the series set forth in Exhibit A By: Name: Title:
The undersigned is a party to this Agreement for the purposes of Section 8.1 only: VIKING FUND MANAGEMENT, LLC By: Name: Title:

Exhibit A

Integrity Managed Portfolios- Predecessor Funds	Viking Mutual Funds- Successor Funds

Kansas Municipal Fund	Kansas Municipal Fund
Maine Municipal Fund	Maine Municipal Fund
Nebraska Municipal Fund	Nebraska Municipal Fund
New Hampshire Municipal Fund	New Hampshire Municipal Fund
Oklahoma Municipal Fund	Oklahoma Municipal Fund

Exhibit B:  Fundamental Investment Restrictions

Each Fund has adopted certain fundamental and non-fundamental investment restrictions.  The fundamental investment restrictions (i.e., those which may not be changed without shareholder approval) are listed below.  Non-fundamental investment restrictions, which may be changed by the Board of Trustees without shareholder approval, are disclosed for the existing Funds in the Funds’ Statement of Additional Information, which is incorporated herein by reference, and for the Successor Funds in the SAI of the Successor Funds related to this Joint Proxy Statement/Prospectus, which is also incorporated herein by reference.

The fundamental investment restrictions cannot be changed without the consent of the holders of a majority of the outstanding shares of the applicable Fund.  The term “majority of the outstanding shares” means the vote of (i) 67% or more of a Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of a Fund’s outstanding shares, whichever is less.

KANSAS, NEBRASKA AND OKLAHOMA FUNDS

The fundamental investment restrictions of the existing Funds and the Successor Funds are set forth in the table below.

	Kansas, Nebraska and Oklahoma Funds (Existing Funds)	Kansas, Nebraska and Oklahoma Funds (Successor Funds)
80% Policy

(Kansas Fund): Under normal market conditions, at least 80% of the Fund’s assets (including any borrowings for investment purposes) will be invested in “Kansas Municipal Securities”(1) which generate income that is exempt (in the opinion of bond counsel) from both federal income tax and Kansas income tax.

(Nebraska Fund): Under normal circumstances, at least 80% of the Fund’s assets (including any borrowings for investment purposes) will be invested in “Nebraska Municipal Securities”(2) which generate income that is exempt (in the opinion of bond counsel) from both federal income tax and Nebraska income tax.

(Oklahoma Fund): Under normal market circumstances, at least 80% of the Fund’s assets (including any borrowings for investment purposes) will be invested in “Oklahoma Municipal Securities”(3) which generate income that is exempt (in the opinion of bond counsel) from both federal income tax and Oklahoma income tax.

(Kansas Fund): The Successor Fund normally invests at least 80% of its net assets (including any borrowings for investment purposes) in municipal securities that pay interest free from (a) federal income taxes, including the federal alternative minimum tax, and (b) Kansas personal income taxes.

(Nebraska Fund): The Successor Fund normally invests at least 80% of its net assets (including any borrowings for investment purposes) in municipal securities that pay interest free from (a) federal income taxes, including the federal alternative minimum tax, and (b) Nebraska personal income taxes.

(Oklahoma Fund): The Successor Fund normally invests at least 80% of its net assets (including any borrowings for investment purposes) in municipal securities that pay interest free from (a) federal income taxes, including the federal alternative minimum tax, and (b) Oklahoma personal income taxes.

Unrated Municipal Securities	The Fund will not invest more than 30% of its assets in unrated municipal securities.	—
Senior Securities; Pledging; Borrowing

The Fund may not borrow money, except from banks for temporary or emergency (not leveraging) purposes and then only in an amount not exceeding 10% of the value of the Fund’s total assets (including the amount borrowed).  The Fund will not borrow for leveraging purposes and securities will not be purchased while borrowings are outstanding. Interest paid on any money borrowed will reduce the Fund’s net income.

The Fund may not pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 10% of the value of its total assets (taken at the lower of cost or current value) and then only to secure borrowings for temporary or emergency purposes.

(Nebraska Fund only)  The Fund may not issue senior securities, except that the Fund may borrow money (as described above).

The Successor Fund may not issue any senior securities, borrow money or pledge any of the assets of the Successor Fund, except that borrowings for temporary or emergency purposes may be made in an amount up to 5% of total assets.

Short Sales; Margin

The Fund may not make short sales of securities or maintain  a short position for the account of the Fund including any short sales “against the box.”

The Fund may not purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. The deposit of initial or maintenance margin by the Fund in connection with financial futures contracts and related options transactions, including municipal bond index futures contracts or related options transactions, is not considered the purchase of a security on margin.

The Successor Fund may not buy any securities on margin or sell any securities short.
Loans

(Kansas Fund): The Fund may not make loans to others except through the purchase of qualified debt obligations and the entry into repurchase agreements referred to in the Fund’s prospectus.

(Nebraska and Oklahoma Funds): The Fund may not make loans to others except through the purchase of qualified debt obligations and the entry into repurchase agreements.

The Successor Fund may not make loans, except by purchase of debt obligations in which the Successor Fund may invest consistent with its investment policies.
Underwriting

The Fund may not underwrite the securities of other issuers, except to the extent that in connection with the disposition of its portfolio of investments, it may be deemed to be an underwriter under federal securities laws.

The Successor Fund may not underwrite securities issued by other persons except insofar as the Successor Fund may be technically deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities.

Ownership Limits

(Kansas and Oklahoma Funds only): The Fund may not invest more than 5% of its total assets in securities of any one issuer, except that this limitation shall not apply to securities of the U.S. Government, its agencies and instrumentalities and except that with respect to a maximum of 50% of the Fund’s total assets, the Fund may invest up to 25% of its total assets in securities of any one issuer.

The Successor Fund may not purchase the securities of any issuer which would result in the Successor Fund owning more than 10% of the outstanding voting securities of an issuer.
Real Estate	The Fund may not purchase or sell real estate, but this shall not prevent the Fund from investing in securities which are secured by real estate or interest therein.	The Successor Fund may not purchase or sell real estate, although it may purchase securities which are secured by or represent interests in real estate.
Commodities; Futures; Derivatives; Oil and Gas

The Fund may not purchase or sell commodities or commodity contracts except to the extent the futures contracts and options on futures contracts the Fund may trade in are considered to be commodities or commodities contracts.

The Successor Fund may not purchase or sell commodities or commodity contracts, financial future contracts, puts, calls, straddles, spreads or any combination thereof or derivative securities of any kind, or interests in oil, gas or other mineral exploration or development programs.

Control	—	The Successor Fund may not invest in companies for the purpose of exercising control or management.
Concentration

(Kansas Fund only): The Fund may not invest more than 25% of its total assets in the securities of issuers in any single industry; provided that there shall be no such limitation on the purchase of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

(Nebraska and Oklahoma Funds only): The Fund may not invest more than 25% of its assets in the securities of issuers in any single industry; provided that there shall be no such limitation on the purchase of securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities or by the state after which the Fund was named or their political subdivisions, municipalities, agencies and authorities.

The Fund may, from time to time, invest more than 25% of its assets in a particular segment of the municipal bond market; however, the Fund will not invest more than 25% of its assets in industrial development bonds in a single industry.

The Successor Fund may not purchase any security if thereafter 25% or more of the total assets of the Successor Fund would be invested in securities of issuers having their principal business activities in the same industry; this restriction does not apply to securities issued or guaranteed by the U.S. Government, its agencies, authorities, or instrumentalities, or to tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing.

Investment Companies	—

The Successor Fund may not invest more than 5% of its total assets in securities of any single investment company, nor more than 10% of its total assets in securities of two or more investment companies, except as part of a merger, consolidation or acquisition of assets or invest in securities of any single investment company if as a result of such investment, the Successor Fund owns more than 3% of the total voting stock of such investment company; except that the Successor Fund may invest in money market mutual funds to the extent permitted by federal law, including the 1940 Act and rules promulgated thereunder.

Foreign Securities	—	The Successor Fund may not invest in foreign securities.
Limitation on Securities Owned by Adviser’s Directors or Officers	The Fund may not invest in securities of any issuer if, to the knowledge of the Fund, officers and Trustees of the Fund or officers and directors of the investment adviser who beneficially own more than 1/2 of 1% of the securities of that issuer together own more than 5%.	—
Illiquid Securities

The Fund may not purchase securities restricted as to resale, if, as a result, such investment would exceed 5% of the value of the Fund’s net assets.

(Kansas and Oklahoma Funds only): The Fund may not invest in (a) securities which at the time of such investment are not readily marketable, including participation interests in municipal leases, (b) securities the disposition of which is restricted under federal securities laws (as described above) and (c) repurchase agreements maturing more than seven days, if, as a result, more than 10% of the Fund’s net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above.

(Nebraska Fund only): The Fund may not invest in (a) securities which at the time of such investment are not readily marketable, including participation interests in municipal leases, (b) securities the disposition of which is restricted under federal securities laws (as described above) and (c) repurchase agreements maturing more than seven days, if, as a result, more than 15% of the Fund’s net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above.

—

(1)                 “Kansas Municipal Securities” refers to debt obligations, the interest payable on which is (in the opinion of bond counsel to the issuer) exempt from both federal income taxation and Kansas income taxation. Kansas Municipal Securities generally include debt obligations of the State of Kansas, its political subdivisions, municipalities, agencies and authorities, and certain industrial development and other revenue bonds, short-term municipal notes, municipal leases, and tax-exempt commercial paper issued by such entities and obligations of the Commonwealth of Puerto Rico, the U.S. Virgin Islands, and Guam.

(2)                 “Nebraska Municipal Securities” refers to debt obligations, the interest payable on which is (in the opinion of bond counsel to the issuer) exempt from both federal income taxation and Nebraska income taxation. Nebraska Municipal Securities generally include debt obligations of the State of Nebraska, its political subdivisions, municipalities, agencies and authorities, and certain industrial development and other revenue bonds, short-term municipal notes, municipal leases, and tax-exempt commercial paper issued by such entities. Nebraska Municipal Securities also include obligations of the Commonwealth of Puerto Rico, the U.S. Virgin Islands, and Guam, the interest on which is (in the opinion of bond counsel to the issuer) exempt from federal income taxation.

(3)                 “Oklahoma Municipal Securities” refers to debt obligations of Oklahoma, its political subdivisions, municipalities, and authorities the interest payable on which is (in the opinion of bond counsel to the issuer) exempt from federal income taxation and Oklahoma income taxation. Oklahoma Municipal Securities generally include debt obligations of the State of Oklahoma, its political subdivisions, municipalities, agencies and authorities, and certain industrial development and other revenue bonds, short-term municipal notes, municipal leases, and commercial paper issued by such entities. Oklahoma Municipal Securities may also include obligations of the Commonwealth of Puerto Rico, the U.S. Virgin Islands, and Guam, the interest payable on which is (in the opinion of bond counsel to the issuer) exempt from federal income taxation.

MAINE AND NEW HAMPSHIRE FUNDS

The fundamental investment restrictions of the existing Funds and the Successor Funds are set forth in the table below.

	Maine and New Hampshire Funds (Existing Funds)	Maine and New Hampshire Funds (Successor Funds)
80% Policy

(Maine Fund): Under normal market circumstances, at least 80% of the Fund’s assets (including any borrowings for investment purposes) will be invested in “Maine Municipal Securities”(1) which generate income that is exempt (in the opinion of bond counsel) from both federal income tax and Maine income tax.

(New Hampshire Fund): Under normal market circumstances, at least 80% of the Fund’s net assets (including any borrowings for investment purposes) will be invested in “New Hampshire Municipal Securities”(2) which generate income that is exempt (in the opinion of bond counsel) from both federal income tax and the state’s income tax, which refers to the interest and dividends tax of such state.

(Maine Fund): The Successor Fund normally invests at least 80% of its net assets (including any borrowings for investment purposes) in municipal securities that pay interest free from (a) federal income taxes, including the federal alternative minimum tax, and (b) Maine personal income taxes.

(New Hampshire Fund):The Successor Fund normally invests at least 80% of its net assets (including any borrowings for investment purposes) in municipal securities that pay interest free from (a) federal income taxes, including the federal alternative minimum tax, and (b) New Hampshire state interest and dividend tax.

Senior Securities; Pledging; Borrowing

The Fund will not borrow money except for temporary or emergency purposes (including the meeting of redemption requests) and except for entering into reverse repurchase agreements and provided that borrowings do not exceed 33 1/3% of the Fund’s net assets.

The Fund will not issue senior securities except pursuant to Section 18 of the 1940 Act and except that the Fund may borrow money as permitted under its investment restrictions and provided the Fund may issue additional series or classes that the Board may establish.

The Successor Fund may not issue any senior securities, borrow money or pledge any of the assets of the Successor Fund, except that borrowings for temporary or emergency purposes may be made in an amount up to 5% of total assets.

Short Sales; Margin	—	The Successor Fund may not buy any securities on margin or sell any securities short.
Loans

The Fund will not make loans to other persons except for loans of portfolio securities and except through the use of repurchase agreements and through the purchase of commercial paper or debt securities which are otherwise permissible investments.

The Successor Fund may not make loans, except by purchase of debt obligations in which the Successor Fund may invest consistent with its investment policies.
Underwriting

The Fund will not act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under federal securities laws.

The Successor Fund may not underwrite securities issued by other persons except insofar as the Successor Fund may be technically deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities.

Ownership Limits	—	The Successor Fund may not purchase the securities of any issuer which would result in the Successor Fund owning more than 10% of the outstanding voting securities of an issuer.
Real Estate

The Fund will not purchase or sell real estate or any interest therein, except that the Fund may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

The Successor Fund may not purchase or sell real estate, although it may purchase securities which are secured by or represent interests in real estate.
Commodities; Futures; Derivatives; Oil and Gas

The Fund will not purchase or sell physical commodities or contracts relating to physical commodities, except that options, futures contracts, currencies and currency-related contracts which are otherwise permissible investments will not be deemed to be physical commodities.

The Successor Fund may not purchase or sell commodities or commodity contracts, financial future contracts, puts, calls, straddles, spreads or any combination thereof or derivative securities of any kind, or interests in oil, gas or other mineral exploration or development programs.

Control	—	The Successor Fund may not invest in companies for the purpose of exercising control or management.
Concentration

The Fund will not purchase securities, other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and municipal securities, if, immediately after each purchase, more than 25% of the Fund’s total assets taken at market value would be invested in securities of issuers conducting their principal business activity in the same industry. For this purpose, consumer finance companies, industrial finance companies and gas, electric, water and telephone utility companies are each considered to be separate industries.

The Fund may, from time to time, invest more than 25% of its assets in a particular segment of the municipal bond market; however, the Fund will not invest more than 25% of its assets in industrial development bonds in a single industry.

The Successor Fund may not purchase any security if thereafter 25% or more of the total assets of the Successor Fund would be invested in securities of issuers having their principal business activities in the same industry; this restriction does not apply to securities issued or guaranteed by the U.S. Government, its agencies, authorities, or instrumentalities, or to tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing.

Investment Companies	—

The Successor Fund may not invest more than 5% of its total assets in securities of any single investment company, nor more than 10% of its total assets in securities of two or more investment companies, except as part of a merger, consolidation or acquisition of assets or invest in securities of any single investment company if as a result of such investment, the Successor Fund owns more than 3% of the total voting stock of such investment company; except that the Successor Fund may invest in money market mutual funds to the extent permitted by federal law, including the 1940 Act and rules promulgated thereunder.

Foreign Securities	—	The Successor Fund may not invest in foreign securities.

(1)                 “Maine Municipal Securities” refers to debt obligations of Maine, its political subdivisions, municipalities, and authorities the interest payable on which is (in the opinion of bond counsel to the issuer) exempt from federal income taxation and Maine income taxation. Maine Municipal Securities generally include debt obligations of the State of Maine, its political subdivisions, municipalities, agencies and authorities, and certain industrial development and other revenue bonds, short-term municipal notes, municipal leases, and commercial paper issued by such entities. Maine Municipal Securities may also include obligations of the Commonwealth of Puerto Rico, the U.S. Virgin Islands, and Guam, the interest payable on which is (in the opinion of bond counsel to the issuer) exempt from federal income taxation.

(2)                 “New Hampshire Municipal Securities” refers to debt obligations of New Hampshire, its political subdivisions, municipalities, and authorities the interest payable on which is (in the opinion of bond counsel to the issuer) exempt from federal income taxation and New Hampshire interest and dividends taxation. New Hampshire Municipal Securities generally include debt obligations of the State of New Hampshire, its political subdivisions, municipalities, agencies and authorities, and certain industrial development and other revenue bonds, short-term municipal notes, municipal leases, and commercial paper issued by such entities. New Hampshire Municipal Securities may also include obligations of the Commonwealth of Puerto Rico, the U.S. Virgin Islands, and Guam, the interest payable on which is (in the opinion of bond counsel to the issuer) exempt from federal income taxation.

Exhibit C:  Control Persons and Principal Holders of Securities

As of the Record Date, the officers and Trustees of the Funds owned less than 1% of any Fund.  The table below sets forth, as of the Record Date, persons who owned of record or beneficially 5% or more of the outstanding shares of a Fund.  The table also sets forth the estimated percentage of shares of the corresponding Successor Fund that would have been owned by such parties if the Reorganization had occurred on the Record Date.  These amounts may differ on the Closing Date. Shareholders with a controlling interest in a Fund could affect the outcome of proxy voting or the direction of management of the Fund.

Fund	Name and Address	Number of Shares	Percentage of Ownership of Class of Fund before the Reorganization	Percentage of Ownership of Class of the Successor Fund after the Reorganization
Kansas Municipal Fund
	None

Maine Municipal Fund
	Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	305,739.576	16.80%	16.80%
	First Clearing, LLC 2801 Market Street St. Louis, MO 63103	227,444.753	12.50%	12.50%
	NAtional financial services llc 499 Washington Blvd Jersey City, NJ 07310	119,179.719	6.55%	6.55%
	LPL Financial 4707 Executive Drive San Diego, CA 92121	116,647.389	6.41%	6.41%
	Judy johnson 36 Crest St Northport, ME 04849	103,600.186	5.69%	5.69%
	American Enterprise Investment Serv 707 2nd Ave S Minneapolis, MN 55402	103,321.885	5.67%	5.67%

Nebraska Municipal Fund
	Allan noddle 2285 S 67th St Ste 250 Omaha, NE 68106	541,106.681	11.37%	11.37%
	Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	490,884.065	10.32%	10.32%
	steven friedman 3202 S 169th Plz Omaha, NE 68130	353,123.471	7.42%	7.42%
	national financial services llc 499 Washington Blvd Jersey City, NJ 07310	348,989.671	7.33%	7.33%

New Hampshire Municipal Fund
	national financial services llc 499 Washington Blvd Jersey City, NJ 07310	195,634.302	34.28%	34.28%
	First Clearing, LLC 2801 Market Street St. Louis, MO 63103	58,295.293	10.21%	10.21%
	LPL Financial 4707 Executive Drive San Diego, CA 92121	37,205.871	6.52%	6.52%
	E Trade PO Box 484 Jersey City, NJ 07303	33,994.396	5.96%	5.96%

Oklahoma Municipal Fund
	Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	686,425.537	16.97%	16.97%
	LPL Financial 4707 Executive Drive San Diego, CA 92121	649,917.122	16.06%	16.06%
	Charles Schwab Co inc 211 Main St San Francisco, CA	243,839.780	6.03%	6.03%

Integrity managed portfolios

and

Viking mutual funds

One Main Street North
Minot, North Dakota 58703
800-601-5593

STATEMENT OF ADDITIONAL INFORMATION

August 1, 2017

Relating to the:

Acquisition of all of the assets and liabilities of the following series of Integrity Managed Portfolios:

Kansas Municipal Fund
Maine Municipal Fund
Nebraska Municipal Fund
New Hampshire Municipal Fund
Oklahoma Municipal Fund

(each, a “Fund” and collectively, the “Funds”)

By and in exchange for shares of the following newly created series of Viking Mutual Funds:

Kansas Municipal Fund – Class A
Maine Municipal Fund – Class A
Nebraska Municipal Fund – Class A
New Hampshire Municipal Fund – Class A
Oklahoma Municipal Fund – Class A

(each, a “Successor Fund” and collectively, the “Successor Funds”)

This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Joint Proxy Statement/Prospectus dated August 1, 2017 relating specifically to the Joint Special Meeting of Shareholders of the Funds that will be held on September 21, 2017 (“Joint Special Meeting”).  A copy of the Joint Proxy Statement/Prospectus may be obtained upon request and without charge by calling or writing to the Funds at the telephone number or address listed above. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Joint Proxy Statement/Prospectus.

Table of Contents

TRANSFER AGENT, FUND ACCOUNTING SERVICE PROVIDER, AND ADMINISTRATOR 25

General Information

This SAI relates to the Joint Special Meeting at which shareholders of each Fund will be asked to approve an Agreement and Plan of Reorganization (the “Plan”) by and between Integrity Managed Portfolios, on behalf of their Fund, and Viking Mutual Funds, on behalf of a newly created series corresponding to their Fund (each, a “Reorganization” and collectively, the “Reorganizations”).  The purpose of the Reorganizations is to consolidate the municipal funds managed by Viking Fund Management, LLC (the “Adviser”) under a single entity for consistency and administrative efficiency.  As part of the Reorganizations, the investment policies, restrictions and disclosure of the existing Funds will be standardized and aligned with those of the other municipal funds managed by the Adviser.  Your Fund’s portfolio managers or management of your Fund will not change as a result of the Reorganizations and standardization of policies and disclosure.  Your Fund’s service providers and fee and expense structure will remain the same.  No sales charge will be imposed on the Class A shares of the Successor Funds received in connection with the Reorganizations.  No contingent deferred sales charge will be charged in connection with your receipt of Successor Fund Shares in the Reorganization of your Fund.

Further information is included in the Joint Proxy Statement/Prospectus and in the documents listed below, which are incorporated by reference into this SAI.

Incorporation by Reference of Documents into the SAI

This SAI incorporates by reference the documents listed below.  The Successor Funds being established for the purposes of completing the Reorganizations have not yet commenced operations as of the date of this SAI.

1.                  Prospectus relating to the Funds dated November 30, 2016, as supplemented through the date of this SAI (previously filed on EDGAR, Accession No. 0000866841-16-000094).

2.                  SAI relating to the Funds dated November 30, 2016, as supplemented through the date of this SAI (previously filed on EDGAR, Accession No. 0000866841-16-000094).

3.                  Annual Report relating to the Funds for the fiscal year ended July 31, 2016 (previously filed on EDGAR, Accession No. 0000866841-16-000087).

4.                  Semi-Annual Report relating to the Funds for the period ended January 31, 2017 (previously filed on EDGAR, Accession No. 0000866841-17-000015).

pro forma financial Information

Pro forma financial information has not been prepared for the Reorganizations because each existing Fund will be reorganized into the corresponding Successor Fund, each of which is a newly created shell fund with no assets and liabilities that will commence investment operations upon the completion of the Reorganization and continue the operations of the Fund. Each Successor Fund will adopt the financial statements and financial history of the corresponding Fund upon the consummation of the applicable Reorganization.

attachment A: Additional Information about the Successor Funds

HISTORY OF THE SUCCESSOR FUNDS

The term “Integrity/Viking Funds” and “Fund Complex” refers to all of the mutual funds advised by Viking Fund Management, LLC, which includes (1) the Funds and the Successor Funds; (2) two series of Viking Mutual Funds known as the Viking Tax-Free Fund for Montana and the Viking Tax-Free Fund for North Dakota; and (3) five series of The Integrity Funds known as the Williston Basin/Mid-North America Stock Fund, the Integrity Growth & Income Fund, the Integrity High Income Fund, the Integrity Dividend Harvest Fund, and the Integrity Energized Dividend Fund. Hereinafter, the term “Fund” refers only to each Successor Fund.

Viking Mutual Funds is an open-end investment company established under Delaware law by a Trust Instrument dated March 29, 1999. It is a series company as contemplated under Rule 18f-2 under the Investment Company Act of 1940, as amended (the “1940 Act”). Each of the Funds is a non-diversified management investment company organized as a series of Viking Mutual Funds.

INVESTMENT RESTRICTIONS

The following policies and limitations supplement those set forth in the Joint Proxy Statement/Prospectus. The Funds have adopted the following restrictions as fundamental policies. This means that any restriction may be changed only if the change is approved, as set forth in the Investment Company Act of 1940, as amended (the “1940 Act”) by (i) more than 50% of a Fund’s outstanding shares or (ii) 67% or more of a Fund’s shares present at a shareholder meeting if more than 50% of the Fund’s outstanding shares are represented at the meeting in person or by proxy, whichever is less.

Kansas Municipal Fund seeks the highest level of current income that is exempt from federal and Kansas personal income taxes and is consistent with the preservation of capital. The Fund’s investment objective is fundamental. To pursue its objective, the Fund normally invests at least 80% of its net assets (including any borrowings for investment purposes) in municipal securities that pay interest free from (a) federal income taxes, including the federal alternative minimum tax, and (b) Kansas personal income taxes.

Maine Municipal Fund seeks the highest level of current income that is exempt from federal and Maine personal income taxes and is consistent with the preservation of capital. The Fund’s investment objective is fundamental. To pursue its objective, the Fund normally invests at least 80% of its net assets (including any borrowings for investment purposes) in municipal securities that pay interest free from (a) federal income taxes, including the federal alternative minimum tax, and (b) Maine personal income taxes.

Nebraska Municipal Fund seeks the highest level of current income that is exempt from federal and Nebraska personal income taxes and is consistent with the preservation of capital. The Fund’s investment objective is fundamental. To pursue its objective, the Fund normally invests at least 80% of its net assets (including any borrowings for investment purposes) in municipal securities that pay interest free from (a) federal income taxes, including the federal alternative minimum tax, and (b) Nebraska personal income taxes.

New Hampshire Municipal Fund seeks the highest level of current income that is exempt from federal and New Hampshire state interest and dividend tax and is consistent with the preservation of capital. The Fund’s investment objective is fundamental. To pursue its objective, the Fund normally invests at least 80% of its net assets (including any borrowings for investment purposes) in municipal securities that pay interest free from (a) federal income taxes, including the federal alternative minimum tax, and (b) New Hampshire state interest and dividend tax.

Oklahoma Municipal Fund seeks the highest level of current income that is exempt from federal and Oklahoma personal income taxes and is consistent with the preservation of capital. The Fund’s investment objective is fundamental. To pursue its objective, the Fund normally invests at least 80% of its net assets (including any borrowings for investment purposes) in municipal securities that pay interest free from (a) federal income taxes, including the federal alternative minimum tax, and (b) Oklahoma personal income taxes.

The following fundamental restrictions apply to the Kansas Municipal Fund, Maine Municipal Fund, Nebraska Municipal Fund, New Hampshire Municipal Fund and Oklahoma Municipal Fund, each a “Fund” and collectively the “Funds”.

A Fund may not:

(1)

issue any senior securities, borrow money or mortgage or pledge any of the assets of the Fund, except that borrowings for temporary or emergency purposes may be made in an amount up to 5% of total assets.

(2)	buy any securities on margin or sell any securities short.

(3)	make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies.

(4)

underwrite securities issued by other persons except insofar as the Fund may be technically deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities.

(5)	purchase the securities of any issuer which would result in the Fund owning more than 10% of the outstanding voting securities of an issuer.

(6)	purchase or sell real estate, although it may purchase securities which are secured by or represent interests in real estate.

(7)

purchase or sell commodities or commodity contracts, financial future contracts, puts, calls, straddles, spreads or any combination thereof or derivative securities of any kind, or interests in oil, gas or other mineral exploration or development programs.

(8)	invest in companies for the purpose of exercising control or management.

(9)

purchase any security if thereafter 25% or more of the total assets of the Fund would be invested in securities of issuers having their principal business activities in the same industry; this restriction does not apply to securities issued or guaranteed by the U.S. Government, its agencies, authorities, or instrumentalities, or to tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing.

(10)

invest more than 5% of its total assets in securities of any single investment company, nor more than 10% of its total assets in securities of two or more investment companies, except as part of a merger, consolidation or acquisition of assets or invest in securities of any single investment company if as a result of such investment, the Fund owns more than 3% of the total voting stock of such investment company; except that the Fund may invest in money market mutual funds to the extent permitted by federal law, including the 1940 Act and rules promulgated thereunder.

(11)	invest in foreign securities.

Each Fund has a non-fundamental policy restricting its investment in illiquid securities to 15% of net assets. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which a Fund has valued the securities.

If a bankruptcy or other extraordinary event occurs concerning a particular security a Fund owns, the Fund may receive stock, real estate, or other investments that the Fund would not, or could not, buy. If this happens, the Fund intends to sell such investments as soon as practicable while maximizing the return to shareholders.

Excluding the Funds’ restrictions regarding borrowing and illiquid securities, any investment restriction or limitation which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities and such excess results therefrom. If events subsequent to a transaction result in a Fund exceeding the percentage limitation on borrowing or illiquid securities, the investment manager will take appropriate steps to reduce the percentage of borrowings or the percentage held in illiquid securities, as may be required by law, within a reasonable amount of time. More specifically with respect to illiquid securities, the investment manager will take reasonable and appropriate steps to bring the Fund back into compliance with the 15% percentage limitation described above.

DESCRIPTION OF INVESTMENT TECHNIQUES AND RISKS

The following is a description of the various types of securities the Funds may buy and certain of the accompanying risks. A more complete discussion of the principal investment strategies and principal risks of the Funds is set forth in the Joint Proxy Statement/Prospectus. The Funds may not necessarily buy all of these securities or use all of these techniques.

Municipal bonds meet longer-term capital needs and generally have maturities from one to 30 years when issued. They have two principal classifications: general obligation bonds and revenue bonds.

Principal Investment Techniques and Risks

General obligation bonds

Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement, of schools, highways, and roads. The basic security behind general obligation bonds is the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

Revenue bonds

The full faith, credit, and taxing power of the issuer do not secure revenue bonds. Instead, the principal security for a revenue bond is generally the net revenue derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects, including: electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. The principal security behind these bonds may vary. For example, housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Many bonds provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments. Some authorities have further security in the form of state assurances (although without obligation) to make up deficiencies in the debt service reserve fund.

All of the municipal securities in which the Funds invest are rated investment grade (BBB- or higher), at the time of purchase by a nationally recognized statistical rating service such as S&P Global Ratings (“S&P”), Moody’s Investors Service (“Moody’s”) or Fitch Ratings (“Fitch”) or are of comparable quality as determined by the investment manager.

Ratings of municipal bonds represent the opinions of the rating services with respect to the securities and are not absolute standards of quality. Please see “Description of Bond Ratings” for a description of the ratings.

With respect to unrated securities, it is also the Funds’ intent to buy securities that, in the view of the investment manager, would be comparable in quality to the Funds’ rated securities and have been determined to be consistent with the Funds’ objectives without exposing the Funds to excessive risk. The Funds will not buy issues that are in default or that the investment manager believes involve excessive risk.

Tax exempt industrial development revenue bonds

The Funds may invest in industrial development revenue bonds the interest on which is exempt from federal income tax in the opinion of the bond issuer’s counsel. Tax-exempt industrial development revenue bonds are issued by or on behalf of public authorities to finance various privately operated facilities for business, manufacturing, housing, sports and pollution control, as well as public facilities such as airports, mass transit systems, ports, and parking. The payment of principal and interest is solely dependent on the ability of the facility’s user to meet its financial obligations and the pledge, if any, of the facility or other property as security for payment.

Callable bonds

Each Fund may invest in callable bonds, which allow the issuer to repay some or all of the bonds ahead of schedule. If a bond is called, the Fund will receive the principal amount and accrued interest, and may receive a small additional payment as a call premium. The Fund may sell a callable bond before its call date, if it believes the bond is at its maximum premium potential. An issuer is more likely to call its bonds when interest rates are falling, because the issuer can issue new bonds with lower interest payments. If a bond is called, the Fund may have to replace it with a lower-yielding security. If the Fund originally paid a premium for the bond because it had appreciated in value from its original issue price, the Fund also may not be able to recover the full amount it paid for the bond. One way for the Fund to protect itself from call risk is to buy bonds with call protection. Call protection is an assurance that the bond will not be called for a specific time period, typically five to 10 years from when the bond is issued. In light of the Funds’ pricing policies and certain amortization procedures required by the Internal Revenue Service (“IRS”), the Funds do not expect to suffer any material adverse impact related to the value at which they carry bonds in connection with calls of bonds purchased at a premium. As with any investment strategy, however, there is no guarantee that a call may not have a more substantial impact than anticipated.

Escrow-secured or defeased bonds are created when an issuer refunds, before maturity, an outstanding bond issue that is not immediately callable (or pre-refunds), and sets aside funds for redemption of the bonds at a future date. The issuer uses the proceeds from a new bond issue to buy high grade, interest bearing debt securities, generally direct obligations of the U.S. government. These securities are then deposited in an irrevocable escrow account held by a trustee bank to secure all future payments of principal and interest on the pre-refunded bond. Escrow-secured bonds often receive a triple A or equivalent rating from Moodys, S&P, or Fitch.

Municipal securities and single-state considerations

Each Fund focuses its investments in the municipal securities of a single state and may also invest in the securities of issuers located in U.S. territories and possessions. The values of municipal securities held by the Fund may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers. Other factors that could affect municipal securities include a change in the local, state or national economy, demographic factors, ecological or environmental concerns, statutory limitations on the issuer’s ability to increase taxes, and other developments generally affecting the revenue of issuers (for example, legislation or court decisions reducing state aid to local governments or mandating additional services).

To the extent that a Fund invests a significant portion of its assets in the securities of issuers located in a given state or U.S. territory or possession, it will be disproportionately affected by political and economic conditions and developments in that state, territory or possession. In addition, economic, political or regulatory changes in that state, territory or possession could adversely affect municipal bond issuers in that state or territory or possession and therefore the value of a Fund’s investment portfolio.

The Funds may invest in municipal securities of municipal issuers located in Puerto Rico. In recent years, municipal securities issued by Puerto Rico and its agencies and instrumentalities have been subject to multiple credit downgrades as a result of Puerto Rico’s ongoing fiscal challenges and uncertainty about the ability to make full repayment on these obligations. More recently, certain issuers of Puerto Rican municipal securities have failed to make payments on obligations that have come due, and additional missed payments or defaults may occur in the future.

Set forth in Appendix A are summaries of certain factors that bear upon the risk of investing in municipal securities issued by public authorities in the states of the Funds as well as Guam, Puerto Rico and the U.S. Virgin Islands.

Municipal market disruption risk

The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. As described below under “Tax risk,” proposals have been introduced to restrict or eliminate the federal income tax exemption for interest on municipal securities, and similar proposals may be introduced in the future. Proposed “flat tax” and “value added tax” proposals could also have the effect of eliminating the tax preference for municipal securities. Proposals also may be introduced before the state legislatures that would affect the state tax treatment of a municipal fund’s distributions. If such proposals were enacted, the availability of municipal securities and the value of a municipal fund’s holdings would be affected and the Trustees would reevaluate the Funds’ investment objectives and policies. Historically, municipal bankruptcies have been relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities. Any of these effects could have a significant impact on the prices of some or all of the municipal securities held by a Fund.

Tax risk

Income from municipal securities held by the Funds could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. Moreover, a portion of the Funds’ otherwise exempt-interest dividends may be taxable to those shareholders subject to the alternative minimum tax. In addition, proposals have been made to restrict or eliminate the federal income tax exemption for interest on municipal securities, and similar proposals may be introduced in the future. Proposed “flat tax” and “value added tax” proposals could also have the effect of eliminating the tax preference for municipal securities. Some of these proposals would apply to interest on municipal securities issued before the date of enactment, which would adversely affect their value to a material degree. If such a proposal were enacted, the availability of municipal securities for investment by the Funds and the value of the Funds’ portfolios would be adversely affected.

Cybersecurity risk

As the use of technology has become more prevalent in the course of business, the Funds have become potentially more susceptible to operational and financial risks through breaches in cybersecurity. These risks include theft, loss, misuse, improper release, corruption and destruction of, or unauthorized access to, confidential or highly restricted data relating to a Fund and its shareholders; and compromises or failures to systems, networks, devices and applications relating to the operations of a Fund and its service providers. Cybersecurity issues may result in, among other things, financial losses to a Fund and its shareholders; the inability of a Fund to transact business with its shareholders or to engage in portfolio transactions; delays or mistakes in the calculation of a Fund’s NAV or other materials provided to shareholders; the inability to process transactions with shareholders or other parties; violations of privacy and other laws; regulatory fines, penalties and reputational damage; and compliance and remediation costs, legal fees and other expenses. A Fund’s service providers, financial intermediaries, entities in which a Fund invests and parties with which a Fund engages in portfolio or other transactions also may be adversely impacted by cybersecurity risks, resulting in losses to a Fund or its shareholders. There can be no guarantee that any risk management systems established to address to reduce cybersecurity risks will succeed, and the Funds cannot control such systems put in place by service providers, issuers or other third parties whose operations may affect the Funds and/or their shareholders.

Liquidity risk

Liquidity risk is the risk that a Fund may not be able to sell a holding in a timely manner at a desired price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in securities. The secondary market for certain municipal securities tends to be less developed and liquid than many other securities markets, which may adversely affect a Fund’s ability to sell such municipal securities at attractive prices. Moreover, inventories of municipal securities held by brokers and dealers have decreased in recent years, lessening their ability to market in these securities. This reduction in market making capacity has the potential to decrease a Fund’s ability to buy or sell bonds, and increase bond price volatility and trading costs, particularly during periods of economic or market stress. As a result, a Fund may be forced to accept a lower price to sell a security, to sell other securities to raise cash, or to give up an investment opportunity, any of which could have a negative effect on performance. If a Fund needed to sell large blocks of securities to raise cash (such as to meet heavy shareholder redemptions), those sales could further reduce the securities’ prices and hurt performance.

Valuation risk

The sales price a Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem Fund shares on days when a Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the security or had used a different valuation methodology.

Non-Principal Investment Techniques and Risks

Municipal lease obligations

The Funds may invest in municipal lease obligations, including certificates of participation. Since annual appropriations are required to make lease payments, municipal lease obligations generally are not subject to constitutional limitations on the issuance of debt and may allow an issuer to increase government liabilities beyond constitutional debt limits. When faced with increasingly tight budgets, local governments have more discretion to curtail lease payments under a municipal lease obligation than they do to curtail payments on other municipal securities. If not enough money is appropriated to make the lease payments, the leased property may be repossessed as security for holders of the municipal lease obligations. If this happens, there is no assurance that the property’s private sector or re-leasing value will be enough to make all outstanding payments on the municipal lease obligations or that the payments will continue to be tax-free. While cancellation risk is inherent to municipal lease obligations, the investment manager believes that this risk may be reduced, although not eliminated, by the Funds’ policies on the quality of securities in which they may invest.

Zero coupon securities

9

The Funds may invest in zero-coupon and delayed interest securities. Zero-coupon securities make no periodic interest payments, but are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. The discount varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security, and the issuer’s perceived credit quality. The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity date approaches. If the issuer defaults, a Fund may not receive any return on its investment.

Because zero-coupon securities bear no interest, their value is generally more volatile than the value of other fixed-income securities. Since zero-coupon bondholders do not receive interest payments, zero-coupon securities fall more drastically than bonds paying interest on a current basis when interest rates rise. When interest rates fall, zero-coupon securities rise more rapidly in value, because the bonds reflect a fixed rate of return.

An investment in zero-coupon and delayed interest securities may cause a Fund to recognize income and make distributions to shareholders before it receives any cash payments on its investments. To generate cash to satisfy distribution requirements, a Fund may have to sell portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

When-issued securities

Municipal securities are frequently offered on a when-issued basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to buy is made, but delivery and payment take place at a later date. During the time between purchase and settlement, no payment is made by the Funds to the issuer and no interest accrues to the Funds. If the other party to the transaction fails to deliver the security, the Funds could miss a favorable price or yield opportunity, or could experience a loss.

When a Fund makes the commitment to buy a municipal security on a when-issued basis, it records the transaction and reflects the value of the security in the determination of its Net Asset Value (“NAV”). The Funds believe that their NAVs or income will not be negatively affected by the purchase of municipal securities on a when-issued basis. The Funds will not engage in when-issued transactions for investment leverage purposes.

Although the Funds will generally buy municipal securities on a when-issued basis with the intention of acquiring the securities, they may sell the securities before the settlement date if it is considered advisable. When a Fund is the buyer, it will maintain cash or securities, with an aggregate value equal to the amount of its purchase commitments, in a segregated account with its custodian bank until payment is made. If assets of the Funds are held in cash pending the settlement of a purchase of securities, the Funds will not earn income on those assets.

U.S. government obligations

Each Fund may invest in U.S. Government obligations. U.S. Government obligations are issued by the U.S. Treasury or by agencies and instrumentalities of the U.S. Government and are backed by the full faith and credit of the U.S. government. They include Treasury bills, notes, and bonds.

Other investment companies

The Funds may invest in the shares of other investment companies. Such investments may be the most practical manner in which the Funds can invest in certain securities because those securities themselves may not be available at the time a Fund is ready to make an investment.

As a shareholder in an investment company, a Fund would bear its pro rata share of that investment company’s expenses. Investment in other investment companies may involve the payment of substantial premiums above the value of such issuers’ portfolio securities. A Fund does not intend to invest in such investment companies unless, in the judgment of the Fund’s investment manager, the potential benefits of such investment justify the payment of any applicable premium or sales charge. See “Investment Restrictions” above.

Temporary investments

During unusual market or other conditions, each Fund may temporarily depart from its investment objective and invest up to 100% of its assets in short-term U.S. Government obligations, cash, and cash equivalents. These short-term investments may be taxable.

TRUSTEES AND OFFICERS

Viking Mutual Funds (the “Trust”) has a Board of Trustees (the “Board”). The Board is responsible for the overall management of the Funds, including general supervision and review of each Fund’s investment activities. The Board, in turn, elects the officers of the Funds who are responsible for administering each Fund’s day-to-day operations. Among other things, the Board of Trustees, generally oversees the portfolio management of each Fund and reviews and approves each Fund’s advisory contracts and other principal contracts.

The Trustees who are not “interested persons” (for regulatory purposes) of the Trust or an investment adviser or principal underwriter of the Funds (the “Independent Trustees”) are charged with, among other functions, recommending to the full Board approval of the distribution, transfer agency and accounting services agreements and the investment advisory agreements. A Trustee who is an “interested person” (for regulatory purposes) of the Trust is referred to as an “Interested Trustee.”

The role of the Board

The Board provides oversight of the management and operations of the Trust. Like all mutual funds, the day-to-day responsibility for the management and operation of the Trust is the responsibility of various service providers to the Trust, such as the Trust’s investment adviser, distributor, administrator, custodian, and transfer agent, each of which is discussed in greater detail in this SAI. The Board approves all significant agreements between the Trust and its service providers, including the agreements with Viking Fund Management, LLC (“Viking Management” or the “Investment Adviser”), the distributor, the administrator, the custodian and the transfer agent. The Board has appointed various officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s day-to-day operations. In conducting this oversight, the Board receives regular reports from these officers and service providers regarding the Trust’s operations. The Board has appointed a Chief Compliance Officer (“CCO”) who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters. Some of these reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent Trust operations. From time to time one or more members of the Board may also meet with Trust officers in less formal settings, between formal “Board Meetings,” to discuss various topics. In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations, or activities.

Board leadership structure

The Board has structured itself in a manner that it believes allows it to effectively perform its oversight function. It has established two standing committees—an Audit Committee and a Governance and Nominating Committee, which are discussed in greater detail under “Board committees”, below. Seventy-five percent of the members of the Board are Independent Trustees, and each of the Audit Committee and Governance and Nominating Committee are comprised entirely of Independent Trustees. The Independent Trustees have engaged their own independent counsel to advise them on matters relating to their responsibilities in connection with the Trust.

Robert E. Walstad, the Chairman of the Board, is an Interested Trustee by virtue of his ownership of a membership interest in Corridor Investors, LLC (“Corridor”), the parent company of Viking Management, Integrity Fund Services, LLC and Integrity Funds Distributor, LLC. He is also a governor of Corridor. The Trust has appointed R. James Maxson as Lead Independent Trustee. As such, Mr. Maxson is responsible for: (i) coordinating activities of the Independent Trustees; (ii) working with the Investment Adviser, the Chairman of the Board, the committee chairmen, the CCO, and the independent legal counsel to the Independent Trustees, as applicable, to determine the agenda for Board and committee meetings; (iii) serving as the principal contact for and facilitating communication between the Independent Trustees and the Funds’ service providers, particularly the Investment Adviser; and (iv) any other duties that the Independent Trustees may delegate to the Lead Independent Trustee.

The same four persons on the Board of the Trust serve on the boards of the other funds in the Fund Complex. Given that the funds in the Fund Complex are served by the same service providers and generally face the same issues, the Board believes that this “unitary” structure promotes efficiency and consistency in the governance and oversight of the funds in the Fund Complex, and may reduce the costs, administrative burdens and possible conflicts that may result from having multiple boards comprised of different individuals.

The Trust has determined that the Board’s leadership structure, taking into account, among other things, its committee structure, which permits certain areas of responsibility to be allocated to the Independent Trustees, the role of its Lead Independent Trustee described above and its “unitary” structure described above, is appropriate given the characteristics and circumstances of the Trust and the Fund Complex.

Board oversight of risk management

The Board’s oversight extends to the Trust’s risk management processes. As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses related matters with appropriate management and other personnel. Because risk management is a broad concept comprised of many elements (including, for example, but not limited to, investment risks, issuer risks, compliance risks, valuation risks, counterparty risks, operational risks, business continuity risks, and legal, compliance, and regulatory risks) the oversight of different types of risks is handled in different ways. For example, the full Board as well as the committees meet regularly with the CCO to discuss compliance and operational risks. The CCO also provides updates to the Board of Trustees on the operation of the Trust’s compliance policies and procedures and on how these procedures are designed to mitigate risk. The Audit Committee also meets with the Treasurer and the Trust’s independent public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function. The full Board receives reports from the Investment Adviser and portfolio managers on actual and possible risks affecting the Funds. They also report to the Board on various elements of risk, including investment, credit, liquidity, valuation, operational, and compliance risks, as well as other overall business risks that could impact the Funds. Finally, the CCO and/or other officers of the Trust report to the Board in the event that any material risk issues arise in between Board meetings.

The Board recognizes that not all risks that may affect the portfolios can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve each Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees as to risk management matters are typically summaries of the relevant information. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to certain limitations.

Information about each Trustee’s qualifications, experience, attributes or skills

The Board believes that each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that the Board possesses the requisite attributes and skills. In addition to the information provided in the table below, listed below for each Trustee is additional information concerning the experiences, qualifications and attributes that led to the conclusion, as of the date of this SAI, that each current Trustee should serve as a trustee.

Interested Trustee

Robert E. Walstad. Mr. Walstad has been engaged in the securities business since 1972. Currently, he is chairman of the board of the funds in the Fund Complex and, until May 1, 2013, was a co-portfolio manager of the Williston Basin/Mid-North America Stock Fund and the Integrity Growth & Income Fund. He was the president of Integrity Money Management, Inc. from 1988 to 2007, and provided general direction and supervision in connection with the management of several funds in the Fund Complex. He has also previously served as president of several funds in the Fund Complex.

Independent Trustees

Wade A. Dokken. Mr. Dokken has extensive experience in the financial services business. He is currently a member of WealthVest Financial Partners, a broker-dealer focused, national annuity wholesaling firm, and is also the co-founder and co-president of WealthVest Marketing, a financial services marketing and distribution firm specializing in high quality fixed and fixed index annuities from insurance companies. From 1989 to 2000, he was an executive of American Skandia (and, from 2000 to 2003, its chief executive officer) where, among other things, he was chairman of the board of American Skandia Trust, overseeing the American Skandia mutual funds, and a member of the international board of Skandia Life, overseeing mutual fund and pension businesses throughout Europe, Asia and South America.

R. James Maxson. Mr. Maxson is currently the majority owner of Maxson Law Office, P.C. which primarily concentrates on estate planning, business planning, trusts and estates, and transactional law. Mr. Maxson currently serves on the board of directors of the Peoples State Bank of Velva, North Dakota, as well as the boards of directors of St. Joseph’s Community Health Foundation, St. Joseph’s Foundation, and the Minot Community Land Trust. He was previously chair of the Minot Area Development Corporation and the Vincent United Methodist Foundation and on the board of directors of the Kennedy Memorial Foundation. In addition, he is a former North Dakota State Senator, a former President of the North Dakota Trial Lawyers Association, and a former Democratic National Committeeman for North Dakota.

Jerry M. Stai. Mr. Stai is on the faculty of Minot State University where he teaches accounting and finance courses, including corporate finance, investments, and financial institutions and markets.

Board committees

The Audit Committee consists of the three Independent Trustees of the Trust: Jerry M. Stai, R. James Maxson, and Wade A. Dokken. The primary function of the Audit Committee is to assist the full Board of Trustees in fulfilling its oversight responsibilities to the shareholders and the investment community relating to fund accounting, reporting practices and the quality and integrity of the financial reports. To satisfy these responsibilities, the Audit Committee reviews with the independent auditors the audit plan and results and recommendations following independent audits, reviews the performance of the independent auditors, and recommends engagement or discharge of the auditors to the full Board of Trustees, reviews the independence of the independent auditors, reviews the adequacy of the Funds’ internal controls, and prepares and submits Committee meeting minutes and supporting documentation to the full Board. During the Funds’ fiscal year ending July 31, 2016, the Audit Committee held three meetings.

The Governance and Nominating Committee consists of the three Independent Trustees of the Trust: Jerry M. Stai, R. James Maxson, and Wade A. Dokken. The primary function of the Governance and Nominating Committee is to identify individuals qualified to become Board members and recommend nominations for election to the Board of Trustees. The Governance and Nominating Committee also takes a leadership role in shaping the governance of the Funds. The Governance and Nominating Committee has adopted a charter and meets at least quarterly. The Governance and Nominating Committee prepares and submits meeting minutes and supporting documentation to the full Board. During the Funds’ fiscal year ending July 31, 2016, the Governance and Nominating Committee held four meetings.

When considering whether to add additional or substitute Trustees to the Board of Trustees, the Independent Trustees shall take into account any proposals for candidates that are properly submitted to the Trust’s Secretary. Shareholders wishing to present one or more candidates for Trustee consideration may do so by submitting a signed written request to the Trust’s Secretary at Viking Mutual Funds, Attention: Secretary, PO Box 500, Minot, North Dakota 58702. The request must include the following information:

•	name and address of shareholder and, if applicable, name of broker or record holder;

•	number of shares owned;

•	name of fund(s) in the Integrity/Viking Funds in which shares are owned;

•	whether the proposed candidate(s) consent to being identified in any proxy statement utilized in connecting with the election of Trustees;

•	the name and background information of the proposed candidates; and

•	a representation that the candidate or candidates are willing to provide additional information about themselves, including assurances as to their independence.

Additional information about Trustees and Officers

Pursuant to the Trust’s Trust Instrument, each Trustee shall hold office for life until his or her successor is elected or the Trust terminates; except that (a) any Trustee may resign by delivering a written resignation; (b) any Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees; (c) any Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares. Pursuant to the by-laws of the Trust, each officer elected by the Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Trustees and may be removed at any time with or without cause.

Independent Trustees

Name Address Date of Birth Position with Trust Date Service Began Number of Funds Overseen by Trustee in Fund Complex	Principal Occupations for Past Five Years and Other Directorships Held During Past Five Years

Wade A. Dokken 1 N. Main St. Minot, ND 58703 Birth date: March 3, 1960

Principal occupation(s): Member, WealthVest Financial Partners (2009 to present); Co‑President, WealthVest Marketing (2009 to present); Trustee: Integrity Managed Portfolios, The Integrity Funds and Viking Mutual Funds

Trustee Began serving Trust: February 2016 12 Funds overseen	Other Directorships Held During the Past Five Years: Not applicable

R. James Maxson 1 N. Main St. Minot, ND 58703 Birth date: December 12, 1947

Principal occupation(s): Attorney: Maxson Law Office (2002 to present); Director/Trustee: Integrity Fund of Funds, Inc. (1999 to 2012), Integrity Managed Portfolios (1999 to present), The Integrity Funds (2003 to present), and Viking Mutual Funds (2009 to present)

Trustee Began serving Trust: August 2009 12 Funds overseen	Other Directorships Held During the Past Five Years: Peoples State Bank of Velva; St. Joseph’s Community Health Foundation; St. Joseph’s Foundation; and Minot Community Land Trust

Jerry M. Stai 2405 11th Ave NW Minot, ND 58703 Birth date: March 31, 1952

Principal occupation(s): Faculty: Minot State University (1999 to present); Non-Profit Specialist: Bremer Bank (2006 to 2014); Director/Trustee: The Integrity Funds (2006 to present), Integrity Fund of Funds, Inc. (2006 to 2012), Integrity Managed Portfolios (2006 to present), and Viking Mutual Funds (2009 to present)

Trustee Began serving Trust: August 2009 12 Funds overseen	Other Directorships Held During the Past Five Years: Not applicable

Interested Trustee

Name Address Date of Birth Position with Trust Date Service Began Number of Funds Overseen by Trustee in Fund Complex	Principal Occupations for Past Five Years and Other Directorships Held During Past Five Years

Robert E. Walstad(1) 1 N. Main St. Minot, ND 58703 Birth date: August 16, 1944

Principal occupation(s): Governor (2009 to present): Corridor Investors, LLC; Portfolio Manager (2010 to 2013): Viking Fund Management, LLC; Director and Chairman: Integrity Fund of Funds, Inc. (1994 to 2012); Trustee and Chairman: Integrity Managed Portfolios (1996 to present), The Integrity Funds (2003 to present), and Viking Mutual Funds (2009 to present)

Trustee, Chairman Began serving Trust: August 2009 12 Funds overseen	Other Directorships Held During the Past Five Years: Mainstream Investors, LLC

Officers

Name Address Date of Birth Position with Trust Date Service Began	Principal Occupations for Past Five Years and Other Directorships Held

Shannon D. Radke(2) 1 N. Main Street Minot, ND 58703 Birth date: September 7, 1966

Principal occupation(s): Governor, CEO, and President (2009 to present): Corridor Investors, LLC; Governor and President (1998 to present) and Senior Portfolio Manager (1999 to present): Viking Fund Management, LLC; Governor and President (2009 to present): Integrity Fund Services, LLC and Integrity Funds Distributor, LLC; President: Viking Mutual Funds (1999 to present), Integrity Fund of Funds, Inc. (2009 to 2012), The Integrity Funds (2009 to present), and Integrity Managed Portfolios (2009 to present)

President Began serving Trust: 1999	Other Directorships: Not applicable

Peter A. Quist(2) 1 N. Main St. Minot, ND 58703 Birth date: February 23, 1934

Principal occupation(s): Governor (2009 to present): Corridor Investors, LLC; Attorney (inactive); Vice President: Integrity Fund of Funds, Inc. (1994 to 2012), Integrity Managed Portfolios (1996 to present), The Integrity Funds (2003 to present), and Viking Mutual Funds (2009 to present)

Vice President Began serving Trust: August 2009	Other Directorships: Not applicable

Adam C. Forthun(2) 1 N. Main St. Minot, ND 58703 Birth date: June 30, 1976

Principal occupation(s): Fund Accounting Manager (2008 to present) and Chief Operating Officer (2013 to present): Integrity Fund Services, LLC; Treasurer: Integrity Fund of Funds, Inc. (2008 to 2012), Integrity Managed Portfolios (2008 to present), The Integrity Funds (2008 to present), and Viking Mutual Funds (2009 to present)

Treasurer Began serving Trust: August 2009	Other Directorships: Not applicable

Brent M. Wheeler(2) 1 N. Main St. Minot, ND 58703 Birth date: October 9, 1970

Principal occupation(s): Mutual Fund Chief Compliance Officer: Integrity Managed Portfolios (2005 to present), The Integrity Funds (2005 to present), Integrity Fund of Funds, Inc. (2005 to 2012), and Viking Mutual Funds (2009 to present); Secretary (2009 to 2012): Integrity Fund of Funds, Inc.; Secretary (2009 to present): Integrity Managed Portfolios, The Integrity Funds, and Viking Mutual Funds

Mutual Fund Chief Compliance Officer and Secretary Began serving Trust: August 2009	Other Directorships: Not applicable

(1)

Trustee who is an “interested person” of the Fund as defined in the 1940 Act. Mr. Walstad is an interested person by virtue of his ownership of a membership interest in Corridor, the parent company of Viking Management, Integrity Fund Services, LLC, and Integrity Funds Distributor, LLC. He is also a governor of Corridor.

(2)

Shannon D. Radke, Peter A. Quist, Adam C. Forthun, and Brent M. Wheeler each own membership interests in Corridor (the parent company of Viking Management, Integrity Fund Services, LLC and Integrity Funds Distributor, LLC). Mr. Radke and Mr. Quist are also governors of Corridor. In addition, Mr. Radke is an officer of Corridor, an officer and a governor of Viking Fund Management, LLC, and an officer and a governor of Integrity Fund Services, LLC and Integrity Funds Distributor, LLC.

In summarizing the above information, Messrs. Walstad, Dokken, Maxson, and Stai are Trustees of three open-end investment companies advised by the Investment Adviser (representing 12 portfolios). Mr. Radke serves as President, Mr. Quist serves as Vice President, Mr. Forthun serves as Treasurer, and Mr. Wheeler serves as Secretary and Mutual Fund Chief Compliance Officer to three open-end investment companies advised by the Investment Adviser (representing 12 portfolios).

The Trust’s Trust Instrument provides that the Trust will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties. In addition, the Trust has entered into a separate Indemnification Agreement with each of the Trustees and officers of the Trust whereby the Trust has generally agreed to indemnify such persons to the fullest extent permitted by the laws of the State of Delaware. These Indemnification Agreements acknowledge, however, that, in certain instances, applicable law or public policy may prohibit the Trust from indemnifying its Trustees and officers.

Share Ownership in the Funds

For each Trustee, the dollar range of equity securities in the Funds beneficially owned by the Trustee and the aggregate dollar range of equity securities in all registered investment companies overseen by the Trustee in the same family of investment companies as the Trust are shown below as of December 31, 2016:

	Kansas Fund	Maine Fund	Nebraska Fund	New Hampshire Fund	Oklahoma Fund	All Registered Investment Companies Overseen by Trustee in Family of Investment Companies (Aggregate)
Independent Trustees
Wade A. Dokken	None	None	None	None	None	None
R. James Maxson	None	None	None	None	None	$50,001 -$100,000
Jerry M. Stai	None	None	None	None	None	$1 - $10,000

Interested Trustee, Chairman
Robert E. Walstad	None	None	None	None	None	$10,001 - $50,000

As of the date of this SAI, the Trustees and Officers of the Trust, as a group, owned of record and beneficially less than 1% of the shares of each Fund.

As of December 31, 2016, no Independent Trustee or his immediate family members owned beneficially or of record securities in an investment adviser or principal underwriter of the Funds, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of the Funds.

Compensation of the Board of Trustees

During 2016, Trustees who are not considered to be “interested persons,” as that term is defined in the 1940 Act, of Viking Mutual Funds, were paid an annual fee of $25,000 for service as trustee on the boards of the funds in the complex. In addition, each such Trustees is entitled to receive a fee of $3,500 for attendance at each meeting of the Board of Trustees (whether attendance is telephonic or in person) that is not on the regular Board of Trustees meeting schedule. Mr. Walstad, as an “interested person” of the Funds, receives no compensation from the funds for serving as Trustee; however, he does receive compensation from Corridor for serving in such capacity. The following table sets forth compensation paid by each Fund to each of the current Trustees of the Trust and total compensation paid to each current Trustee for the fiscal year ended July 31, 2016. The Trust does not have any retirement or pension plans for their Trustees.

	Aggregate Compensation from:					Total Compensation from Funds and Fund Complex*
	Kansas Fund	Maine Fund	Nebraska Fund	New Hampshire Fund	Oklahoma Fund
Independent Trustees
Orlin W. Backes**	$1,263	$381	$885	$106	$911	$24,000
Wade A. Dokken	$0	$0	$0	$0	$0	$0
R. James Maxson	$1,263	$381	$885	$106	$911	$24,000
Jerry M. Stai	$1,263	$381	$885	$106	$911	$24,000

Interested Trustee, Chairman
Robert E. Walstad	$0	$0	$0	$0	$0	$0

TOTALS	$2,789	$1,143	$2,655	$318	$2,733	$72,000

*

Based on the compensation paid by the Funds and the other funds in the Fund Complex to the Trustees for the fiscal year ended July 31, 2016, for services as a trustee to the Integrity/Viking Funds, representing, in the aggregate, 12 portfolios, including the Funds, two additional series of Viking Mutual Funds, and the five series of The Integrity Funds.

**	Mr. Orlin W. Backes retired from the Board of Trustees of Viking Mutual Funds on December 31, 2016.

PORTFOLIO HOLDINGS DISCLOSURE

The Trust’s Board has adopted Portfolio Holdings Disclosure Policies and Procedures (the “Policy”) to protect the interests of Fund shareholders and to address potential conflicts of interests that could arise between the interests of Fund shareholders and the interests of the Funds’ investment advisers, principal underwriters, or affiliated persons of the Funds’ investment advisers or principal underwriters. This Policy is applicable to Viking Management, which is the investment manager to the Funds (the “Adviser” for purposes of this section).

The Policy is intended to prevent the misuse of material non-public information regarding the portfolio holdings of the Fund (“Holdings Information”). Holdings Information will be disclosed to select third parties only when the Funds have a legitimate business purpose for doing so, and the Recipients (as defined below) are subject to a duty of confidentiality that includes a duty not to trade based on the non-public information. Under the Policy, the receipt of compensation by a Fund, the Adviser, or an affiliate as consideration for disclosing Holdings Information will not be deemed a legitimate business purpose. Recipients will receive Holdings Information only after furnishing written assurances to the Adviser and/or the Funds that the Holdings Information will remain confidential, and Recipients and persons with access to the Holdings Information will be prohibited from trading based on the Holdings Information. In all instances, Holdings Information will be disclosed only when consistent with the antifraud provisions of the federal securities laws and the Adviser’s fiduciary duties, and with the Adviser’s and the Fund’s obligations to prevent the misuse of material, non-public information.

Pursuant to the policy, the Funds, the Adviser, and their agents are obligated to:

•	act in the best interests of Fund shareholders by protecting non-public and potentially material portfolio holdings information;

•	ensure that Holdings Information is not provided to a favored group of clients or potential clients; and

•	adopt such safeguards and controls around the release of Holdings Information so that no client or group of clients is unfairly disadvantaged as a result of such release.

The following policies and procedures will apply to the disclosure of listings of portfolio holdings for one or more of the Funds by the Adviser and the Funds:

Internet Site and Quarterly Advertisements

The Funds are allowed to post up to the top 25 holdings for each Fund on the Internet at www.integrityvikingfunds.com. This Holdings Information may be updated daily. The Funds also may advertise up to the top 25 holdings quarterly through printed material, which is also posted on the website. This printed material is updated as of the end of the calendar quarter and is available within fifteen days of each quarter end. The Holdings Information posted on the Internet and listed in the printed advertisement material may list the securities in numeric order, beginning with the security constituting the largest percentage held by the Fund, and

•

may include the name of the security, the CUSIP, SEDOL and/or ticker symbol, the number of shares held by the Fund, the percentage weight of such security within the Fund, and the cumulative percentage weight of each additional security in the Fund listed; and

•	will contain appropriate disclaimers.

The Investment Adviser will seek to post the Holdings Information on its public Internet site in a format that cannot be easily modified by viewers.

SEC Filings

The Funds must disclose their complete portfolio holdings quarterly to the SEC using Form N-Q within 60 days of the end of the first and third quarter end of the Funds’ fiscal year or the Form N-CSR for the second and fourth quarter of the Funds’ fiscal year. The N-Q report is not required to be mailed to shareholders, but is made public through the SEC electronic filings.

The Funds must provide either complete portfolio holdings or summaries of their portfolio holdings to shareholders in tabular or graphical format by identifiable categories (i.e., industry sector, geographic region, credit quality, or maturity) according to the percentage of net assets. SEC Regulation S-X generally requires at least disclosure of the top 50 holdings (based on percentage of net assets) and any investment exceeding 1% of the Fund’s net asset value.

Other Disclosure

To the extent that this policy would require the release of portfolio holdings information regarding a particular portfolio holding for a Fund, subject to applicable law, the portfolio manager for the Fund may request that the holding be withheld from the portfolio holdings information if the release of such portfolio holdings information would otherwise be sensitive or inappropriate due to liquidity and other market considerations, in each case as determined by the portfolio manager in consultation with the Investment Adviser Chief Compliance Officer (or his/her designee).

Each of the Investment Adviser’s officers (“Designated Persons”) may authorize providing non-public Holdings Information of the Funds that is current as of one business day after the month-end to only those financial advisers, registered accountholders, authorized consultants, authorized custodians or third-party data service providers (each a “Recipient”) who (i) specifically request the more current non-public Holdings Information for a legitimate business purpose which is not inconsistent with the Funds’ legitimate business purpose and (ii) execute a Use and Nondisclosure Agreement (each, a “Nondisclosure Agreement”), and abide by its trading restrictions. The disclosure may include additional information; however, any such additional information provided to a Recipient shall not include any material information about the Funds’ trading strategies or pending transactions. The following parties currently receive non-public Holdings Information regarding one or both of the Funds on an ongoing basis pursuant to a Nondisclosure Agreement: Bloomberg; FactSet; and Lipper.

Designated Persons may approve the distribution in an electronic format of Holdings Information posted on the public website of the Funds to Recipients and rating agencies upon request, and such Recipients and rating agencies will not be required to execute a Nondisclosure Agreement.

Occasions may arise where a Designated Person, the Investment Adviser, the Funds or an affiliate may have a conflict of interest in connection with a Recipient’s request for disclosure of non-public Holdings Information. In order to protect the interests of shareholders and the Funds and to ensure no adverse effect on the shareholders or the Funds, in the limited instances where a Designated Person is considering releasing non-public Holdings Information, the Designated Person will disclose the conflict to the CCO of the Trust. If the CCO determines, to the best of his knowledge following appropriate due diligence, that the disclosure of non-public Holdings Information would be in the best interests of shareholders and the Funds, and will not adversely affect the shareholders or the Funds, the CCO may approve the disclosure. The CCO will document in writing any such exception (which identifies the legitimate business purpose for the disclosure) and will provide a report to the Board of Trustees for its review at a subsequent Board meeting. Any such exceptions log shall be retained in the Fund’s records.

The Adviser and the Funds currently do not disclose Holdings Information except as noted above. The Funds and the Adviser will not enter into any arrangement providing for the disclosure of Holdings Information for the receipt of compensation or benefit of any kind in return for the disclosure of the Holdings Information.

MANAGEMENT AND OTHER SERVICES

The Board has overall responsibility for the management of the Funds. Viking Management, P.O. Box 500, Minot, North Dakota 58702, is the Funds’ investment manager. Since July 31, 2009, Viking Management has been a wholly-owned subsidiary of Corridor, a North Dakota limited liability company that was organized in January 2009 by Robert E. Walstad and Shannon D. Radke. Corridor provides investment advisory, distribution and other services to the Funds, as well as to the other funds in the Fund Complex described above under “Trustees and Officers,” primarily through its subsidiaries.

As indicated above under “Trustees and Officers,” (i) Shannon D. Radke, an officer of the Trust, is also a governor, member and officer of Corridor and a governor and officer of Viking Management; (ii) Robert E. Walstad, a Trustee and Chairman of the Board of the Trust, is also a governor and member of Corridor; (iii) Peter A. Quist, an officer of the Trust, is also a governor and member of Corridor; and (iv) Adam C. Forthun and Brent M. Wheeler, officers of the Trust, are also members of Corridor.

The Funds have retained Viking Management to provide the Funds with investment advice and portfolio management. Mr. Shannon D. Radke, senior portfolio manager, has been responsible for managing the Funds’ portfolios on a day-to-day basis since the Funds’ inception and is a governor and president of Viking Management. He is also a co-portfolio manager of various other Integrity/Viking Funds. Mr. Radke holds a Bachelor of Business Administration degree in Banking and Finance from the University of North Dakota. He has been engaged in the securities business since 1988 as a broker and as operations manager and later as chief operating officer of an investment advisory firm. Mr. Radke founded Viking Management in September 1998.

In April 2010, Mr. Monte L. Avery, senior portfolio manager, began co-managing the Funds’ portfolios with Mr. Radke. Mr. Avery was previously an employee of Integrity Money Management and, since August 1, 2009, has been an employee of Viking Management. Mr. Avery started in the securities business with PaineWebber in 1981 as a retail broker, transferring to Dean Witter in 1982. In 1988, Mr. Avery joined Bremer Bank, N.A. (Minot, ND) to help start its Invest Center. He transferred back to Dean Witter in 1993, where he remained until he joined Integrity Mutual Funds, Inc. in 1995. Since that time, Mr. Avery has served as a portfolio manager to various funds currently advised by Viking Management and previously advised by Integrity Money Management, Inc.

In April 2015, Mr. Joshua D. Larson began co-managing the Funds’ portfolios with Mr. Radke and Mr. Avery. Mr. Larson holds Bachelor of Science degrees in Finance and Management from Minot State University. He joined Integrity Viking Funds in 2010 in the fund accounting division and as a research analyst for certain funds advised by Viking Management. In addition, since May 2012, Mr. Larson has served as a co-portfolio manager of the Integrity Dividend Harvest Fund, since May 2013 he has served as a co-portfolio manager of the Integrity Growth & Income Fund, and since November 2014, he has served as a co-portfolio manager of the Funds.

The following table lists the number and types of other accounts managed by Mr. Radke, Mr. Avery and Mr. Larson, and assets under management in those accounts as of July 31, 2016:

Portfolio Manager	Registered Investment Company Accounts (other than the Funds)	Assets Managed ($ millions)	Pooled Assets Vehicle Accounts	Assets Managed ($ millions)	Other Accounts	Assets Managed ($ millions)
Monte L. Avery	5	$729	None	None	None	None
Shannon D. Radke	6	$817	None	None	None	None
Joshua D. Larson	4	$227	None	None	None	None

The advisory fee is not based on the performance of the respective account for any of the registered investment companies, pooled investment vehicles or other accounts referred to above.

As compensation for the advisory services furnished to the Funds, the Funds are obligated under the respective investment advisory agreement to pay Viking Management monthly compensation calculated daily by applying the annual rates of 0.50% to the Funds’ daily net assets.

For the three most recent fiscal years, the table below sets forth (i) the gross management fees paid by the Funds, (ii) the fees waived and expenses reimbursed by Viking Management, and (iii) the management fees (net of fee waivers and expense reimbursements) paid by the Funds.

Fund	Date of Fiscal Year End			$ Paid Net of Fees
		$ Earned	Advisory Fee Waivers and	Waived and Expense
		(Gross)	Expense Reimbursements	Reimbursements
Kansas Municipal Fund	7/31/2014	$304,220	$0	$304,220
	7/31/2015	293,863	0	293,863
	7/31/2016	291,410	52,521	238,889
Maine Municipal Fund	7/31/2014	$86,656	$0	$86,656
	7/31/2015	87,609	0	87,609
	7/31/2016	91,228	23,707	67,521
Nebraska Municipal Fund	7/31/2014	$200,943	$0	$200,943
	7/31/2015	202,305	0	202,305
	7/31/2016	214,232	43,299	170,933
New Hampshire Municipal Fund	7/31/2014	$24,008	$0	$24,008
	7/31/2015	23,516	0	23,516
	7/31/2016	26,276	11,931	14,345
Oklahoma Municipal Fund	7/31/2014	$196,652	$0	$196,652
	7/31/2015	204,261	0	204,261
	7/31/2016	218,519	42,382	176,137

With respect to each Fund, Viking Management contractually agreed to waive its fees or reimburse each Fund for its expenses (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and the fees and expenses of acquired funds) through November 29, 2018 so that the Fund’s total annual operating expenses do not exceed 0.98% for Class A Shares of average daily net assets. Current contractual fee waiver and expense reimbursement agreements are described below under “Current contractual fee waiver and expense reimbursement agreements.” In addition, certain affiliated service providers, including Integrity Fund Services, LLC and Integrity Funds Distributor, LLC, may voluntarily waive from time to time all or a portion of their respective fees, which waiver may occur before Viking Management waives any of its fee or reimburses any expenses to satisfy its contractual expense limitation agreement.

Conflicts of interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds are presented with the following potential conflicts.

The management of multiple funds and accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund or account. The management of multiple funds and accounts, however, also may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time, investment ideas, and investment opportunities across multiple funds and accounts.

•

With respect to securities transactions for the Funds, Viking Management determines which broker to use to execute each order, consistent with the duty to seek best execution of the transaction. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the Funds. Securities selected for funds or accounts other than the Funds may outperform the securities selected for the Funds.

•

The appearance of a conflict of interest may arise where Viking Management has an incentive, such as a performance-based management fee, which relates to the management of one fund or account but not all funds with respect to which a portfolio manager has day-to-day management responsibilities. The management of personal accounts may give rise to potential conflicts of interest; there is no assurance that the Funds’ code of ethics will adequately address such conflicts.

•

The Funds have adopted a code of ethics that, among other things, permits personal trading by employees, including the portfolio manager, under conditions where it has been determined that such trades would not adversely impact client accounts. Nevertheless, the management of personal accounts may give rise to potential conflicts of interest and there is no assurance that these codes of ethics will adequately address such conflicts.

Viking Management and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Compensation

The portfolio managers for the Funds are paid a salary. Although the salary is subject to periodic adjustment, it is not based on Fund performance or the value of assets held in the Funds’ portfolio. In addition, Corridor sponsors a 401(k) plan for all its employees. This plan is funded by employee elective deferrals and a 6% match by Corridor of the employee’s gross pay as long as the employee has elected to contribute at least 6% of his or her gross pay. Mr. Radke also owns a membership interest in Corridor equal to approximately 9.8% of Corridor’s total membership interests. He initially received a membership interest in 2009 in exchange for, among other things, his contributions to Corridor of experience and his role in the operations of Corridor. Mr. Radke also purchased a portion of his membership interests in Corridor. In connection with his role, Mr. Larson also owns a membership interest in Corridor that is equal to less than 1% of Corridor’s total membership interests.

Ownership of securities

As of July 31, 2016, the Funds’ portfolio managers beneficially owned no shares in the Funds.

Current contractual fee waiver and expense reimbursement agreements

As described in the Joint Proxy Statement/Prospectus, Viking Management has contractually agreed to waive its fees or reimburse each Fund for its expenses through November 29, 2018, so that the Funds’ total annual operating expenses (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) during this period do not exceed 0.98% for Class A Shares of the average daily net assets. These contractual waivers may not be altered by the investment manager during the stated period. This expense limitation agreement may only be terminated or modified prior to November 29, 2018 with the approval of the Funds’ Board of Trustees. In addition, certain affiliated service providers, including Integrity Fund Services, LLC and Integrity Funds Distributor, LLC, may voluntarily waive from time to time all or a portion of their respective fees, which waiver may occur before Viking Management waives any of its fee or reimburses any expenses to satisfy its contractual expense limitation agreement.

Term of investment advisory agreement

For each Fund, the investment advisory agreement that is currently in effect between the Trust and Viking Management (the “Advisory Agreement”) must be approved each year by (1) a vote, cast in person at a meeting called for that purpose, of a majority of the Independent Trustees, and (2) the majority vote of either the full Board or the vote of a majority of the outstanding shares of a Fund.

Code of ethics

Viking Management, Integrity Funds Distributor, LLC and the Funds have adopted codes of ethics under Rule 17j-1(c) of the 1940 Act. The purpose of a code of ethics is to avoid potential conflicts of interest and to prevent fraud, deception, or misconduct with respect to the Funds. Each code of ethics permits personnel covered by the code to invest in securities, including securities that may be purchased or held by the Funds, subject to the restrictions of the code.

Manager-of-Managers

Under the Advisory Agreement, Viking Management is authorized, at its own cost and expense, to enter into a sub-advisory agreement with a sub-adviser with respect to the respective Fund. If an investment adviser delegates portfolio management duties to a sub-adviser, the 1940 Act generally requires that the sub-advisory agreement between the adviser and the sub-adviser be approved by the Board and by Fund shareholders. Specifically, Section 15 of the 1940 Act, in relevant part, makes it unlawful for any person to act as an investment adviser (including as a sub-adviser) to a mutual fund, except pursuant to a written contract that has been approved by shareholders.

In 2009, shareholders of each Fund approved a “manager-of-managers” structure for their Fund. The Funds have received an order from the SEC permitting the Funds to be managed under a “manager-of-managers” structure (the “SEC Order”). The SEC Order generally permits Viking Management to enter into and materially amend sub-advisory agreements with unaffiliated sub-advisers subject to approval by the Board of Trustees, but without obtaining shareholder approval. If a sub-adviser is hired to provide sub-advisory services to a Fund, the Fund will provide information concerning the sub-adviser to shareholders of the Fund concerned.

Under the “manager-of-managers” structure for a Fund, Viking Management would remain the primary provider of investment advisory services to the Fund, would be permitted to hire or change sub-advisers, as appropriate, and would have ultimate responsibility (subject to oversight by the Funds’ Board of Trustees) to oversee sub-advisers and recommend to the Board their hiring, termination and replacement. Viking Management would remain responsible for providing general management services to a Fund utilizing the manager-of-managers structure, including overall supervisory responsibility for the general management and investment of the Fund’s assets, and, subject to review and approval of the Board of Trustees, would, among other things: (i) set the Fund’s overall investment strategies; (ii) evaluate, select, and recommend sub-advisers to manage all or a part of the Fund’s assets; (iii) when appropriate, allocate and reallocate the Fund’s assets among multiple sub-advisers; (iv) monitor and evaluate the performance of sub-advisers; and (v) implement procedures reasonably designed to ensure that the sub-advisers comply with the Fund’s investment objectives, policies, and restrictions.

TRANSFER AGENT, FUND ACCOUNTING SERVICE PROVIDER, AND ADMINISTRATOR

Prior to August 1, 2009, Viking Management provided administrative, accounting and transfer agent services to the Funds. Since August 1, 2009, Integrity Fund Services, LLC (“Integrity Fund Services” or the “Transfer Agent”), a wholly-owned subsidiary of Corridor, a North Dakota limited liability company affiliated with Viking Management and Integrity Funds Distributor, LLC, provides each Fund with transfer agent, accounting, and administrative services. Integrity Fund Services is located at 1 Main Street North, Minot, North Dakota 58703.

Transfer Agent

As transfer agent, Integrity Fund Services performs many of the Funds’ clerical and administrative functions. For its transfer agency services, every month each Fund pays Integrity Fund Services an asset-based fee plus reimbursement of out-of-pocket expenses. The Transfer Agent is responsible for (among other things) administering and/or performing transfer agent functions; for acting as service agent in connection with dividend and distribution functions; and for performing shareholder account information and administrative agent functions in connection with the issuance, transfer, and redemption or repurchase (including coordination with the custodian) of shares.

Accounting Service Provider and Administrator

Accounting services provided by Integrity Fund Services as accounting service provider to the Funds may include, but are not limited to, daily fee accruals, security valuation, calculation of daily net asset value, calculation of a daily dividend rate, and preparation of semi-annual and annual reports. As administrator for the Funds, Integrity Fund Services manages all aspects of a Fund’s operations except those provided by other service providers. For accounting and administrative services, each Fund pays to Integrity Fund Services at the end of each calendar month a flat fee plus an asset-based fee and reimburses Integrity Fund Services for certain out-of-pocket expenses.

For the fiscal year ends noted, the Funds paid to Integrity Fund Services the following amounts for services provided:

Fund	Date of Fiscal Year End	Combined Accounting Services and Administrative Services Fees*	Transfer Agency Fee*
Kansas Municipal Fund	7/31/2014	$58,445	$51,563
	7/31/2015	46,258	40,990
	7/31/2016	85,301	70,933
Maine Municipal Fund	7/31/2014	$17,145	$10,294
	7/31/2015	13,983	8,542
	7/31/2016	35,936	20,134
Nebraska Municipal Fund	7/31/2014	$35,793	$28,500
	7/31/2015	30,942	25,030
	7/31/2016	65,966	50,575
New Hampshire Municipal Fund	7/31/2014	$3,273	$1,260
	7/31/2015	2,358	992
	7/31/2016	16,485	4,399
Oklahoma Municipal Fund	7/31/2014	$38,495	$29,649
	7/31/2015	32,527	25,885
	7/31/2016	67,633	51,866

*			After waivers and reimbursements, if any.

CUSTODIAN

Wells Fargo Bank, NA, Trust & Custody Solutions, 801 Nicollet Mall, Suite 700, Minneapolis, Minnesota 55479 serves as the custodian of the Funds and has custody of all securities and cash of the Funds. The custodian, among other things, attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Funds.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Each Fund’s independent registered public accounting firm is Cohen & Company, Ltd., 1350 Euclid Ave., Suite 800, Cleveland, Ohio  44115.  Shareholders will receive annual financial statements, together with a report of the independent registered public accounting firm and semi-annual unaudited financial statements of the Funds. The independent registered public accounting firm will report on the Funds’ annual financial statements, review certain regulatory reports, and perform other professional accounting, auditing, and advisory services when engaged to do so by the Funds.

PORTFOLIO TRANSACTIONS

Viking Management places orders for the purchase and sale of portfolio securities on behalf of the Funds, and will do so in accordance with the policies described below.

For transactions in fixed-income securities, purchases, and sales of portfolio securities generally are transacted with issuers, underwriters, or dealers that serve as primary market-makers, who act as principals for the securities on a net basis. The Funds typically do not pay brokerage commissions for such purchases and sales. Instead, the price paid for newly issued securities usually includes a concession or discount paid by the issuer to the underwriter, and the prices quoted by market-makers reflect a spread between the bid and the asked prices from which the dealer derives a profit. In effecting securities transactions, each Fund seeks to obtain the best price and execution of orders. For transactions in fixed-income securities, selection of broker-dealers is generally based on the availability of a security and its price and on the overall quality of execution provided by the broker-dealer. In purchasing and selling portfolio securities other than as described above (for example, in the secondary market), each Fund seeks to obtain best execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. In selecting broker-dealers to execute transactions, Viking Management considers such factors as the price of the security, the rate of commission, the size and difficulty of the order, and the reliability, integrity, financial condition, and general execution and operational capabilities of competing broker-dealers. In agency transactions, Viking Management also may consider the brokerage and research services that broker-dealers provide to the Funds or Viking Management.

Each Fund may execute agency portfolio transactions with broker-dealers who provide research and execution services to the Fund or other investment accounts over which Viking Management exercises investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of investment accounts; and effect securities transactions and perform functions incidental thereto (such as clearance and settlement). Research may not solely or necessarily be for the benefit of a Fund.

Subject to applicable limitations of the federal securities laws, the Funds may pay a broker-dealer commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause the Funds to pay such higher commissions, Viking Management must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers. In reaching this determination, it will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services. No Fund effects transactions with or through broker-dealers in accordance with any formula or for selling shares of a Fund. However, broker-dealers who effect or execute portfolio transactions may from time to time effect purchases of Fund shares for their customers.

Investment decisions for each Fund are made independently from those of other funds managed by Viking Management. It sometimes happens that the same security is held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more Funds or accounts are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each Fund or account. In some cases this system could have a detrimental effect on the price or value of the security as far as each Fund is concerned. In other cases, however, the ability of the Funds to participate in volume transactions will produce better executions and prices for the Funds.

For the fiscal years ended July 31, 2016, July 31, 2015, and July 31, 2014, no agency transactions were executed by Viking Management on behalf of the Funds as transactions for these Funds were done on a principal basis. Therefore, no brokerage commissions were paid by the Funds during those periods.

TAXATION OF THE FUNDS

This section summarizes some of the main U.S. federal income tax consequences of owning shares of a Fund. This section is current as of the date of the Joint Proxy Statement/Prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local, or foreign tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Funds. The Internal Revenue Service (“IRS”) could disagree with any conclusions set forth in this section. In addition, our counsel was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be acquired by the Funds. This may not be sufficient for prospective investors to use for the purpose of avoiding penalties under federal tax law.

As with any investment, prospective investors should seek advice based on their individual circumstances from their own tax advisor.

Each Fund intends to qualify annually and to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”).

To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities, or foreign currencies or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in qualified publicly traded partnerships; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other RICs and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or the securities of other RICs) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses or the securities of one or more qualified publicly traded partnerships; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, taxable interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify if the failure is for reasonable cause or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

Under the Regulated Investment Company Modernization Act of 2010 (“Act”), funds are permitted to carry over net capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period of time. The short-term and long-term character of such losses are retained rather than being treated as short-term as under previous law. Pre-enactment losses are eligible to be carried over for a maximum period of eight years. Pursuant to the Act, post-enactment net capital losses must be utilized before pre-enactment capital losses. As a result, pre-enactment capital loss carryovers may be more likely to expire unused. Based on information provided by the Funds, the Funds’ capital loss carryover amounts as of July 29, 2016 (if any) were as presented in the table below. Any capital loss carryover of a predecessor series of Integrity Managed Portfolios as of the closing of the Reorganizations will be available to the corresponding Successor Fund following the Reorganizations (subject to certain limitations contained in the Code).:

	Kansas Municipal Fund	Maine Municipal Fund	Nebraska Municipal Fund	New Hampshire Municipal Fund	Oklahoma Municipal Fund
Expires in 2018	$—	$—	$—	$—	$260,308
Non-expiring short-term losses	133,526	—	177,427	12,953	52,527
Non-expiring long-term losses	89,901	—	84,215	2,789	43,974
Total Capital Loss Carryovers	$223,427	$—	$261,642	$15,742	$356,809

As a RIC, each Fund generally will not be subject to U.S. federal income tax on its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to shareholders. Each Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain. If a Fund retains any net capital gain or investment company taxable income, it will generally be subject to federal income tax at regular corporate rates on the amount retained. In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax unless, generally, the Fund distributes during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. In order to prevent application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November, or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Subject to certain reasonable cause and de minimis exceptions, if a Fund failed to qualify as a RIC or failed to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income, including any dividends attributable to tax-exempt interest income earned by the Fund.

Distributions

Exempt-interest dividends

If, at the close of each quarter of the taxable year of a Fund, at least 50% of the value of the respective Fund’s total assets consists of tax-exempt municipal securities, then such Fund is authorized to pay exempt-interest dividends to its shareholders. An exempt-interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Fund and properly reported by the Fund as an exempt-interest dividend in written statements furnished to its shareholders. The maximum amount of dividends for a year that a Fund may designate as exempt-interest dividends is equal to its net tax-exempt interest earned from municipal securities for such year. Each Fund intends to invest in sufficient municipal securities so that it will qualify to pay exempt-interest dividends to its shareholders and to provide timely notice to its shareholders of the portion of its dividends that so qualify.

Exempt-interest dividends distributed to shareholders generally are excluded from gross income for federal income tax purposes except in the case of certain substantial users of facilities financed with the proceeds of certain of the bonds owned by the Funds and related persons. Such exempt-interest dividends may be taken into account in determining the alternative minimum tax, as discussed hereinafter. The percentage of income that is tax-exempt is generally applied uniformly to all distributions made during each calendar year and thus is an annual average for a Fund rather than a day-by-day determination for each shareholder whether received in shares or in cash.

Insurance proceeds received by a Fund under any insurance policies which represent maturing interest on defaulted obligations held by the Fund will be excludable from federal gross income if and to the same extent as such interest would have been so excludable if paid by the issuer of the defaulted obligation, provided that at the time such policies are purchased, the amounts paid for such policies are reasonable, customary, and consistent with the reasonable expectation that the issuer of the obligation, rather than the insurer, will pay debt service on the bonds.

The market discount rules of the Code apply to tax-exempt municipal securities purchased after April 30, 1993. In general, market discount is the amount (if any) by which the stated redemption price at maturity exceeds an investor’s purchase price (except to the extent that such difference, if any, is attributable to original issue discount not yet accrued), subject to a statutory de minimis rule. Market discount can arise based on the price a Fund pays for municipal securities. Market discount is taxable as ordinary income. Market discount that accretes while a Fund holds a municipal security is recognized as ordinary income by the Fund when principal payments are received on the municipal security or upon sale or at redemption (including early redemption), unless the Fund elects to include market discount in taxable income as it accrues. Distributions to shareholders of a Fund, to the extent of any market discount that is included in the Fund’s taxable income, is taxable to shareholders as ordinary income.

For both individuals and corporations, interest paid on certain “private activity bonds” issued on or after August 8, 1986, will be treated as an item of tax preference and may, therefore, be subject to the alternative minimum tax. If such private activity bonds are held by a Fund, a proportionate share of the exempt-interest dividends paid by the Fund will be treated as interest on private activity bonds. Such exempt-interest dividends constitute a tax preference item subject to both the individual and corporate alternative minimum tax. Each Fund will annually supply shareholders with a report indicating the percentage of Fund income attributable to bonds subject to the alternative minimum tax.

Exempt-interest dividends received by a shareholder which are not attributable to certain “private activity bonds” are not treated as a tax preference item. However, for certain corporate shareholders such dividends will be included in the computation of an adjustment item used in determining such corporation’s alternative minimum tax. The adjustment item is 75% of the excess of such corporate shareholder’s “adjusted current earnings” over its other alternative minimum taxable income with certain adjustments. Although exempt-interest dividends received by a shareholder will not be included in the gross income of corporations for federal income tax purposes, “adjusted current earnings” include most tax-exempt interest, generally including exempt-interest dividends received from the Funds. Interest on certain bonds issued during 2009 or 2010 will not be included in “adjusted current earnings.” It is unclear whether any portion of the exempt-interest dividends attributable to such bonds may be excluded from adjusted current earnings. Corporate shareholders are advised to consult their tax advisers with respect to the tax consequences of the alternative minimum tax and the branch profits tax under Section 884 of the Code.

Under Section 86 of the Code, up to 85% of a social security recipient’s benefits may be included in gross income for a benefit recipient if the sum of his modified adjusted gross income, which includes income from tax-exempt sources such as tax-exempt bonds and distributions made by a Fund, plus 50% of his social security benefits exceed certain base amounts. Exempt-interest dividends from the Funds are still excluded from gross income to the extent described above; they are however included in the calculation of whether a recipient’s income exceeds certain established amounts.

Interest on indebtedness which is incurred to purchase or carry shares of a mutual fund which distributes exempt-interest dividends during the year is not deductible for federal income tax purposes. Further, a Fund may not be an appropriate investment for persons who are “substantial users” of facilities financed by industrial development bonds held by the respective Fund or are “related persons” to such users; such persons should consult their tax advisers before investing in the respective Fund.

Ordinary income dividends and capital gain dividends

Dividends paid out of a Fund’s investment company taxable income are generally taxable to a shareholder as ordinary income to the extent of the Fund’s current and accumulated earnings and profits, whether paid in cash or reinvested in additional shares. Because the Funds invest in debt securities rather than stock of corporations, it is anticipated that none or only a small portion of the Fund’s distributions paid to individual shareholders will be qualified dividend income eligible for taxation at long-term capital gain tax rates.

A corporation that owns shares generally will not be entitled to the dividends received deduction with respect to any dividends received from the Funds.

Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, properly reported as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund shares. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a tax basis in each such share equal to the value of a share of the Fund on the reinvestment date. A distribution of an amount in excess of a Fund’s current and accumulated earnings and profits will be treated by a shareholder as a return of capital for federal income tax purposes. If a Fund makes a return of capital distribution, the distribution will not be taxable to you to the extent of your basis in your shares and thereafter will be treated as a capital gain. Because a return of capital distribution reduces the basis of your shares, a return of capital distribution may result in a higher capital gain or lower capital loss when you sell your shares.

Shareholders will be notified annually as to the U.S. federal income tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the value of those shares.

Income and gains from a Fund may also be subject to a 3.8 percent “medicare tax.” This tax generally applies to your net investment income if your adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals. Interest that is excluded from gross income and exempt-interest dividends from a Fund are generally not included in your net investment income for purposes of this tax.

Sale or Exchange of Fund Shares

Upon the sale or other disposition of shares of a Fund, which a shareholder holds as a capital asset, such a shareholder may realize a capital gain or loss which will be long-term or short-term, depending upon the shareholder’s holding period for the shares. Generally, a shareholder’s gain or loss will be a long-term gain or loss if the shares have been held for more than one year.

Any loss realized on a sale or exchange will be disallowed to the extent that shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of shares or to the extent that the shareholder, during such period, acquires or enters into an option or contract to acquire, substantially identical stock or securities. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

If you hold a share in a Fund for six months or less, any loss incurred by you related to the disposition of such share will be disallowed to the extent of the exempt-interest dividends you received, except in the case of a regular dividend paid by the Fund if the Fund declares exempt-interest dividends on a daily basis in an amount equal to at least 90 percent of its net tax-exempt interest and distributes such dividends on a monthly or more frequent basis. To the extent, if any, it is not disallowed, it will be recharacterized as long-term capital loss to the extent of the capital gain dividends received. In addition, a shareholder cannot take into account any sales or similar charge incurred in acquiring shares of a Fund (a “load charge”) in computing gain or loss on the sale of shares of a Fund if the shareholder sells such shares within 90 days of the date the shares are acquired and the shareholder obtains and subsequently exercises, by January 31 of the calendar year following the calendar year of the sale, the right to reinvest in shares of any mutual fund without the payment of a load charge or with the payment of a reduced charge. (However, such charges shall be treated as incurred in connection with the reinvestment in the shares and will be included in the adjusted basis of such shares.)

Nature of Fund’s Investments

Certain of the Funds’ investment practices are subject to special and complex federal income tax provisions that may, among other things:

•	disallow, suspend, or otherwise limit the allowance of certain losses or deductions;

•	convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income;

•	convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited);

•	cause a Fund to recognize income or gain without a corresponding receipt of cash;

•	adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur; and

•	adversely alter the characterization of certain complex financial transactions.

Buying Shares Close to a Record Date

Distributions by a Fund reduce the NAV of such Fund’s shares. Should a taxable distribution reduce the NAV below a shareholder’s cost basis, the distribution would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. Specifically, investors should be careful to consider the tax implications of buying shares just prior to a distribution by the Fund. The price of shares purchased at that time includes the amount of the forthcoming distribution, but the distribution will generally be taxable to them.

Backup Withholding

A Fund may be required to withhold U.S. federal income tax from all distributions and sale proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number, fail to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Special U.S. tax certification requirements apply to non-U.S. investors. This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability.

Non-U.S. Shareholders

U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership (“non-U.S. shareholder”) depends on whether the income of a Fund is “effectively connected” with a U.S. trade or business carried on by the shareholder.

In addition to the rules described in this section concerning the potential imposition of withholding on distributions to non-U.S. persons, distributions to non-U.S. persons that are “financial institutions” may be subject to a withholding tax of 30% unless an agreement is in place between the financial institution and the U.S. Treasury to collect and disclose information about accounts, equity investments, or debt interests in the financial institution held by one or more U.S. persons or the institution is resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury. For these purposes, a “financial institution” means any entity that (i) accepts deposits in the ordinary course of a banking or similar business, (ii) holds financial assets for the account of others as a substantial portion of its business, or (iii) is engaged (or holds itself out as being engaged) primarily in the business of investing, reinvesting or trading in securities, partnership interests, commodities or any interest (including a futures contract or option) in such securities, partnership interests, or commodities. Net capital gain distributions and dispositions of shares by such persons may be subject to such withholding after December 31, 2018.

Distributions to non-financial non-U.S. entities (other than publicly traded foreign entities, entities owned by residents of U.S. possessions, foreign governments, international organizations, or foreign central banks) will also be subject to a withholding tax of 30% if the entity does not certify that the entity does not have any substantial U.S. owners or provide the name, address, and TIN of each substantial U.S. owner. Net capital gain distributions and dispositions of shares by such persons may be subject to such withholding after December 31, 2018.

Income not effectively connected

If the income from a Fund is not “effectively connected” with a U.S. trade or business carried on by the non-U.S. shareholder, distributions of investment company taxable income, generally not including exempt-interest dividends, will generally be subject to a U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions.

Distributions of capital gains and any amounts retained by a Fund which are properly reported by the Fund as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the non-U.S. shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a non-U.S. shareholder who is a nonresident alien individual, a Fund may be required to withhold U.S. income tax from distributions of net capital gain unless the non-U.S. shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. If a non-U.S. shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder’s shares of a Fund in the United States will ordinarily be exempt from U.S. tax unless the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements.

Distributions from a Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain foreign investors, provided that the Fund makes certain elections and certain other conditions are met.

Income effectively connected

If the income from a Fund is “effectively connected” with a U.S. trade or business carried on by a non-U.S. shareholder, then distributions of investment company taxable income, generally not including exempt-interest dividends, and capital gain dividends, any amounts retained by such Fund which are properly reported by the Fund as undistributed capital gains and any gains realized upon the sale or exchange of shares of the Fund will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Non-U.S. corporate shareholders may also be subject to the branch profits tax imposed by the Code. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Non-U.S. shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund.

Other Taxation

Fund shareholders may be subject to state, local, and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

State Taxes

The treatment of certain dividends from each Fund under particular state taxes is discussed below. It should be noted that this treatment may change if a Fund ever fails to qualify as a RIC for federal income tax purposes or if the exempt-interest dividends paid by a Fund are not excluded from gross income for federal income tax purposes. The discussion also assumes that each Fund will meet certain reporting and filing requirements under the applicable state laws and regulations. This discussion is based on state laws as enacted and construed on the date of this SAI and in certain cases is based on administrative guidance from state revenue departments. These laws and interpretations can, of course, change at any time. Only certain specific taxes are discussed below and Fund shares and Fund distributions may be subject to other state and local taxes. In addition, the discussions below are generally limited to Fund distributions attributable to certain tax-exempt interest. Generally, other distributions from a Fund are subject to all state income taxes, except that under certain circumstances, many states do provide exemptions for distributions attributable to interest on certain United States government obligations. Additionally, you may be subject to state income tax to the extent you sell or exchange Fund shares and realize a capital gain on the transaction.

Generally, unlike the federal individual income tax, state income taxes do not provide beneficial treatment of long-term capital gains, including capital gain dividends from a Fund. Further, most states restrict deductions for capital losses.

Ownership of shares in a Fund could result in other state and local income tax consequences to certain taxpayers. For example, interest expense incurred or continued to purchase or carry shares of a Fund, if the Fund distributes dividends exempt from a particular state income tax, generally is not deductible for purposes of that income tax.

Prospective investors should consult their tax advisers with respect to all state and local tax issues related to the ownership of shares in a Fund and the receipt of distributions from a Fund.

Kansas Fund

Exempt interest dividends from the Kansas Fund that are excluded from gross income for federal income tax purposes and that are attributable to interest received directly by the Kansas Fund on (i) obligations of the State of Kansas or its political subdivisions issued after December 31, 1987; (ii) obligations of the State of Kansas or its political subdivisions issued prior to January 1, 1988, the interest on which is expressly exempt from income tax under Kansas law; and (iii) obligations of possessions of the United States that are exempt from state taxation under federal law, are excluded from taxable income for purposes of the income tax imposed by the State of Kansas on individuals, fiduciaries, and corporations (other than insurance companies, national banking associations, banks, trust companies, federally chartered savings banks, and savings and loan associations). Distributions from the Kansas Fund, including exempt-interest dividends, may be subject to the taxes imposed by the State of Kansas on insurance companies, national banking associations, banks, trust companies, federally chartered savings banks, and savings and loan associations, when received by shareholders subject to such taxes.

Maine Fund

Exempt-interest dividends from the Maine Fund that are excluded from gross income for federal income tax purposes and that are derived from interest received directly by the Maine Fund on: (i) certain obligations of the State of Maine and its political subdivisions that are exempt from Maine income taxation under Maine law; and (ii) obligations of United States possessions that are exempt from state taxation under federal law, are excluded from taxable income for purposes of the income tax imposed by the State of Maine on individuals, trusts, estates, and corporations. However, dividends taken into account in determining a taxpayer’s federal alternative minimum tax liability may also be taken into account in determining the taxpayer’s state minimum tax that is imposed by the State of Maine on certain corporations. Shares of the Maine Fund and dividends from the Maine Fund may also be taken into account in determining the amount of the franchise tax imposed by the State of Maine on certain financial institutions.

Nebraska Fund

Exempt-interest dividends from the Nebraska Fund that are excluded from gross income for federal income tax purposes and that are attributable to and are reported to an investor as being derived from, interest received directly by the Nebraska Fund on: (i) obligations of the State of Nebraska or its political subdivisions; and (ii) obligations of United States possessions that are exempt from state taxation under federal law are excluded from taxable income for purposes of the income tax imposed by the State of Nebraska on individuals and the income tax imposed by the State of Nebraska on certain corporations. Dividends from the Nebraska Fund could affect the maximum franchise tax rate imposed by the State of Nebraska on certain financial institutions.

New Hampshire Fund

Exempt-interest dividends from the New Hampshire Fund that are excluded from gross income for federal income tax purposes and that are derived from and are reported to an investor as being derived from, interest received directly by the New Hampshire Fund on obligations of the State of New Hampshire or its political subdivisions are excluded from income for purposes of the Income (Interest and Dividends) Tax imposed by the State of New Hampshire. In the case of corporations other than S corporations, interest on obligations of the State of New Hampshire or its political subdivisions received by the New Hampshire Fund is excluded from the portion of the gross profits of the New Hampshire Fund that a corporate shareholder is required to include in its taxable gross business profits for purposes of the Business Profits Tax imposed by the State of New Hampshire. Exempt-interest dividends from the New Hampshire Fund that are excluded from gross income for federal income tax purposes and that are attributable to obligations of United States possessions that are exempt from state taxation under federal law may be subject to the Income (Interest and Dividends) Tax imposed by the State of New Hampshire.

Oklahoma Fund

Exempt-interest dividends from the Oklahoma Fund that are excluded from gross income for federal income tax purposes and that are attributable to interest received directly by the Oklahoma Fund on: (i) obligations of the State of Oklahoma or its political subdivisions, to the extent that such interest is specifically exempt from income taxation under the laws of the State of Oklahoma; and (ii) obligations of possessions of the United States that are exempt from state taxation under federal law, are excluded from taxable income for purposes of the income tax imposed by the State of Oklahoma on individuals and corporations.

The tax discussion set forth above is for general information only. Annually, shareholders of a Fund receive information as to the tax status of distributions made by the Fund in each calendar year. The foregoing relates to federal and state income taxation as in effect as of the date of this SAI. Investors should consult their own tax advisors regarding the federal, state, local, foreign, and other tax consequences of an investment in a Fund, including the effects of any change or any proposed change, in the tax laws.

ORGANIZATION, VOTING RIGHTS AND PRINCIPAL HOLDERS

Each Fund is a separate operating series of the Trust, a Delaware statutory trust organized pursuant to a Trust Instrument dated March 29, 1999. The Trust is registered under the 1940 Act as an open-end management investment company, commonly known as a mutual fund. The Trust has seven separate operating series, including the Funds. The Funds are non-diversified. Each series of the Trust invests all of its net investable assets in a separate portfolio of securities. Each Fund will offer Class A shares and Class I shares. Class A shares and Class I shares differ in certain respects, including with regard to sales charges and fees. The Trustees of the Trust may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

Description of Shares

Each Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

Shareholder meetings

The Trustees of the Trust do not intend to hold annual meetings of shareholders of any Fund. The Trustees will call special meetings of shareholders of a Fund only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of the Fund entitled to vote.

Central provisions of Trust Instrument

Under Delaware law, the shareholders of each Fund will not be personally liable for the obligations of that Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively.

Principal shareholders

Each Fund will commence operations upon the closing of the Reorganization of the corresponding series of Integrity Managed Portfolios. As of the date of this SAI, no persons owned, of record or beneficially, 5% or more, or a controlling interest (ownership of greater than 25%) of the outstanding shares of any of the Funds.  Because each Fund is a new series of the Trust with no existing shareholders prior to the closing of the Reorganizations, these ownership interests will not change as a direct result of the Reorganizations.  Ownership interests in the corresponding series of Integrity Managed Portfolios may change prior to the closing of the Reorganizations, subject to shareholder purchase and redemption activity after the date of this SAI.

BUYING AND SELLING SHARES

Each Fund will offer Class A shares, which are described below and in the Joint Proxy Statement/Prospectus. Each Fund expects to offer Class I shares after completion of the Reorganizations in a separate Prospectus and Statement of Additional Information.

The Funds continuously offer their shares through securities dealers who have an agreement with Integrity Funds Distributor, LLC (“Integrity Funds Distributor” or the “Distributor”). A securities dealer includes any financial institution that, either directly or through affiliates, has an agreement with the Distributor to handle customer orders and accounts with the Funds. This reference is for convenience only and does not indicate a legal conclusion of capacity. Banks and financial institutions that sell shares of the Funds may be required by state law to register as securities dealers.

All checks, drafts, wires and other payment mediums used to buy or sell shares of the Funds must be denominated in U.S. dollars. The Funds may either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction and make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank.

If you buy shares through the reinvestment of dividends, the shares will be purchased at the net asset value determined on the business day following the dividend record date (sometimes known as the ex-dividend date).

Class A shares are subject to an annual service fee to compensate financial intermediaries for providing you with ongoing account services.

Each Fund reserves the right to redeem Fund accounts that are reduced to a value of less than $1,000 for any reason, including market fluctuation. Should a Fund elect to exercise this right, the investor will be notified before such redemption is processed that the value of the investor’s account is less than $1,000 and that the investor will have sixty days to increase the account to at least the $1,000 minimum amount before the account is redeemed. The investor will not be assessed a contingent deferred sales charge if the account is redeemed.

Initial sales charges – Class A Shares

The maximum initial sales charge for the Funds is 2.50%. The initial sales charge may be reduced or waived, as described below. The Funds offer several ways for you to combine your purchases of shares of the Funds to take advantage of the lower sales charges for large purchases. Reduced sales charge amounts are shown in the Joint Proxy Statement/Prospectus under “Fund Shares.” However, you may be subject to a 1% contingent deferred sales charge (“CDSC”) on Class A shares purchased without an initial sales charge when such shares are redeemed within 24 months of purchase.

Cumulative quantity discount – Class A Shares

For purposes of calculating the sales charge, you may combine the amount of your current purchase with the cost or current value, whichever is higher, of your existing shares in the Funds or the other funds in the Integrity/Viking Funds. You may also combine the shares of your spouse, children if they are under the age of 21 or grandchildren if they are under the age of 21. You may also add any partnership or corporation if you own a 25% or greater stake, and you may add any retirement plan accounts for which you or your spouse is the beneficial owner. Companies with one or more retirement plans may add together the total plan assets invested in the Integrity/Viking Funds to determine the sales charge that applies.

In order to be sure you obtain a sales charge discount, you should inform your investment representative or Integrity Fund Services, at the time of purchase, of the existence of other accounts in which there are holdings eligible to be aggregated to meet sales load breakpoints.

Letter of Intent (LOI)—Class A Shares

You may buy Class A shares at a reduced sales charge by completing the letter of intent section of your account application. A letter of intent is a commitment by you to invest a specified dollar amount in Class A shares of Integrity/Viking Funds during a 13-month period. The amount you agree to invest determines the sales charge you pay. By completing the letter of intent section of the application, you acknowledge and agree to the following:

*

you authorize the Distributor to reserve 5% of your total intended purchase registered in your name until you fulfill your LOI. Your periodic statements will include the reserved shares in the total shares you own, and the Funds will pay or reinvest dividend and capital gain distributions on the reserved shares according to the distribution option you have chosen.

*	you give the Distributor a security interest in the reserved shares and appoint the Distributor as attorney-in-fact.

*	the Distributor may sell any or all of the reserved shares to cover any additional sales charge if you do not fulfill the terms of the LOI.

*	although you may exchange your shares, you may not sell reserved shares until you complete the LOI or pay the higher sales charge

After you file your LOI with a Fund, you may buy Class A shares at the sales charge applicable to the amount specified in your LOI. Sales charge reductions based on purchases in more than one Integrity/Viking Fund will be effective only after notification to the Distributor that the investment qualifies for a discount. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the LOI when placing purchase orders during the LOI period. Any purchases you made within 90 days before you filed your LOI may also qualify for a retroactive reduction in the sales charge. Accumulated holdings (as described in the discussion above entitled “Cumulative quantity discount”) eligible to be aggregated as of the day immediately before the LOI period may be credited towards satisfying the LOI. If you file your LOI with a Fund before a change in the Fund’s sales charge, you may complete your LOI at the lower of the new sales charge or the sales charge in effect when the LOI was filed.

Your holdings in the Integrity/Viking Funds acquired more than 90 days before you filed your LOI will be counted towards the completion of the LOI, but they will not be entitled to a retroactive reduction in the sales charge. Any redemptions you make during the 13-month period will be subtracted from the amount of the purchases for purposes of determining whether the terms of the LOI have been completed.

If the terms of your LOI are met, the reserved shares will be deposited to an account in your name or delivered to you as you direct. If the amount of your total purchases (including reinvested dividends), less redemptions, is more than the amount specified in your LOI and is an amount that would qualify for a further sales charge reduction, a retroactive price adjustment will be made by the Distributor and the securities dealer through whom purchases were made. The price adjustment will be made on purchases made within 90 days before and on those made after you filed your LOI and will be applied towards the purchase of additional shares at the offering price applicable to a single purchase on the dollar amount of the total purchases.

If the amount of your total purchases (including reinvested dividends), less redemptions, is less than the amount specified in your LOI, the sales charge will be adjusted upward, depending on the actual amount purchased (including reinvested dividends and less redemptions) during the period. You will need to send the Distributor an amount equal to the difference in the actual dollar amount of sales charge paid and the amount of sales charge that would have applied to the total purchases if the total of the purchases had been made at one time. Upon payment of this amount, the reserved shares held for your account will be deposited to an account in your name or delivered to you or as you direct. If within 20 days after written request the difference in sales charge is not paid, an appropriate number of reserved shares will be redeemed to realize the difference. If you redeem the total amount in your account before you fulfill your LOI, the additional sales charge due will be deducted from the sale proceeds and the balance will be forwarded to you.

For LOIs filed on behalf of retirement plans, the level and any reduction in sales charge for these plans will be based on actual plan participation and the projected investments in the Integrity/Viking Funds under the LOI. These plans are not subject to the requirement to reserve 5% of the total intended purchase or to the policy on upward adjustments in sales charges described above, or to any penalty as a result of the early termination of a plan, nor are these plans entitled to receive retroactive adjustments in price for investments made before executing the LOI.

Group purchases – Class A Shares

If you are a member of a qualified group, you may buy Class A shares at a reduced sales charge that applies to the group as a whole. The sales charge is based on the combined dollar value of the group members’ existing investments, plus the amount of the current purchase.

A qualified group is one that:

•	was formed at least six months ago

•	has a purpose other than buying fund shares at a discount

•	has more than five members

•	can arrange for meetings between the Distributor’s representatives and group members

•	agrees to include the Fund’s sales and other materials in publications and mailings to its members at reduced or no cost to the Distributor

Sales charge waivers for certain investors—Class A Shares

Class A shares may be purchased without an initial sales charge by various individuals and institutions, including:

•

current and former registered representatives and employees, including their immediate families, of broker-dealers having selling group agreements with Integrity Funds Distributor or any trust, pension, profit-sharing, or other benefit plan for such persons (immediate family is defined to include the individual, his/her spouse, and their children, their parents, and their siblings);

•

current and former employees (including their spouses and dependent children) of banks and other financial services firms that provide advisory, custody, or administrative services related to the Fund pursuant to an agreement with the Fund, Corridor or one of its affiliates, or any trust, pension, profit-sharing, or other benefit plan for such persons;

•	individuals and institutions purchasing shares in connection with the acquisition of the assets of or merger or consolidation with another investment company;

•	investors purchasing through certain asset- or transaction-fee based investment advisers, broker-dealers, bank trust departments, and other financial services firms;

•	401(k), 403(b), 457, profit-sharing, and defined benefit plans; excluded from this waiver are SEPs, SARSEPs, and SIMPLE IRAs; and

•	foundations and endowments, provided the foundation or endowment has assets of $1 million or more.

The elimination of the up-front sales charge for certain individuals and institutions is provided because of anticipated economies of scale and reduced sales-related efforts.

A Fund must be notified in advance that you believe your investment qualifies for a sales charge reduction or waiver. The Funds make available, free of charge, more information about sales charge reductions and waivers through the Trust’s website at www.integrityvikingfunds.com, from the Joint Proxy Statement/Prospectus, or from your financial adviser.

Dealer compensation

The Distributor or one or more of its affiliates, at their own expense, currently provide additional compensation to certain investment dealers that sell shares of the Integrity/Viking Funds. The level of payments made to a particular dealer in any given year will vary. A number of factors, as enumerated in the Joint Proxy Statement/Prospectus, will be considered in determining the level of payments. The Distributor makes these payments to help defray marketing and distribution costs incurred by particular dealers in connection with the sale of Integrity/Viking Funds, including costs associated with educating a firm’s financial advisors about the features and benefits of the Integrity/Viking Funds. The Distributor will, on a regular basis, determine the advisability of continuing these payments. Additionally, the Distributor or one or more of its affiliates may also directly sponsor various meetings that facilitate educating financial advisors and shareholders about the Integrity/Viking Funds.

In fiscal year 2017, the Distributor expects that it will pay additional compensation to the following dealers:
Ameriprise Financial, Inc.
J.P. Morgan Clearing Corp.
MSCS Financial Services, LLC
National Financial Services, LLC
Pershing LLC
UBS Financial Services, Inc.

Investors may wish to take intermediary payment arrangements into account when considering and evaluating any recommendations relating to Fund shares.

Monthomatic Investment Plan

A shareholder may purchase additional Fund shares through a monthomatic investment plan (minimum initial investment is $50). With the monthomatic investment plan, monthly investments (minimum $50) are made automatically from the shareholder’s account at a bank, savings and loan association, or credit union into the shareholder’s Fund account. By enrolling in the monthomatic investment plan, the shareholder authorizes the Fund and its agents to either draw checks or initiate Automated Clearing House debits against the designated account at a bank or other financial institution. Such account must have check or draft writing privileges. A shareholder may terminate the monthomatic investment plan by sending written notice to the Transfer Agent. See “Automatic Investment Plan—the Monthomatic Investment Plan” in the Joint Proxy Statement/Prospectus for additional information.

Exchange privilege and Share Class Conversions

As described in the Joint Proxy Statement/Prospectus under “How To Buy Fund Shares—Exchanging Shares,” each Fund offers an exchange privilege. The exchange privilege permits a Class A shareholder in a Fund to exchange Class A shares between any Integrity/Viking Fund with an up front sales charge structure without paying any additional sales charges. Exchange purchases are subject to eligibility requirements as well as the minimum investment requirements of the fund purchased. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received.

As described in the Joint Proxy Statement/Prospectus under “How To Buy Fund Shares—Share Class Conversions,” shares of certain classes of a Fund may be converted into shares of certain other classes of the same Fund, provided that you are eligible to buy the new share class. Investors who hold Fund shares through a financial intermediary that does not have an agreement to make certain share classes of the Funds available or that cannot systematically support the conversion may not be eligible to convert their shares. Furthermore, your financial intermediary may have discretion to effect a conversion on your behalf. Consult with your financial intermediary for details.

In general, the conversion of shares of one class of a Fund for shares of another class of the same Fund is not considered a taxable event for federal income tax purposes. Any CDSC associated with the shares being converted will be assessed immediately prior to the conversion into shares of the new share class. Shares redeemed to pay the CDSC would be considered a taxable redemption. Please consult your own tax advisor for further information.

The exchange privilege and conversion right may be changed or discontinued upon sixty days’ written notice to shareholders and are available only to shareholders where such exchanges or conversions may be legally made. A shareholder considering an exchange or conversion should obtain and read the prospectus of the applicable Integrity/Viking Fund and consider the differences between it and the fund whose shares he owns or class of shares he owns, as applicable, before making an exchange or conversion. For further information on how to exercise the exchange privilege or to effect conversions, contact the Transfer Agent.

Systematic withdrawal plan

The systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual, or annual basis. The value of your account must be at least $5,000. There are no service charges for establishing or maintaining a systematic withdrawal plan.

Payments under the plan will be made from the redemption of an equivalent amount of shares in your account, on the 5th or 20th day of the month in which a payment is scheduled. If the 5th or 20th falls on a weekend or holiday, the redemption will be processed on the next business day. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

To avoid paying sales charges on money you plan to withdraw within a short period of time, you may not want to set up a systematic withdrawal plan if you plan to buy shares on a regular basis.

Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you.

You may discontinue a systematic withdrawal plan or change the amount and schedule of withdrawal payments by notifying the Funds by mail or by phone at least seven business days before the end of the month preceding a scheduled payment. The Funds may discontinue a systematic withdrawal plan by notifying you in writing and will automatically discontinue a systematic withdrawal plan if all shares in your account are withdrawn or if the Fund receives notification of the shareholder’s death or incapacity.

Share certificates

Shares will be credited to your Fund account. Share certificates will no longer be issued. This eliminates the costly problem of replacing lost, stolen, or destroyed certificates. If a certificate is lost, stolen or destroyed, the holder may have to pay an insurance premium to replace it.

Any outstanding share certificates must be returned to the Fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form and to send the certificate and assignment form in separate envelopes.

General information

Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the Funds nor their affiliates will be liable for any loss caused by your failure to cash such checks. The Funds are not responsible for tracking down uncashed checks, unless a check is returned as undeliverable.

In most cases, if mail is returned as undeliverable, the Funds are required to take certain steps to try to find you free of charge. If these attempts are unsuccessful, however, the costs of any additional efforts to find you may be deducted from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

The wiring of redemption proceeds is a special service that is made available whenever possible. By offering this service to you, the Funds are not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the Funds nor their agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in the Joint Proxy Statement/Prospectus.

Integrity Fund Services may pay certain financial institutions that maintain omnibus accounts with the Funds on behalf of numerous beneficial owners for recordkeeping operations performed with respect to such owners. For each beneficial owner in the omnibus account, a Fund may reimburse Integrity Fund Services an amount not to exceed the per account fee that the Fund normally pays Integrity Fund Services for shareholder services. These financial institutions may also charge a fee for their services directly to their clients.

If you buy or sell shares through your securities dealer, we use the net asset value next calculated after your securities dealer receives your request, which should be promptly transmitted to the Fund. If you sell shares through your securities dealer, it is your dealer’s responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from your dealer’s failure to transmit your redemption order to the Fund in a timely fashion must be settled between you and your securities dealer.

In the event of disputes involving multiple claims of ownership or authority to control your account, each Fund has the right (but has no obligation) to: (a) freeze the account and require the written agreement of all persons deemed by the Fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a notice of levy.

PRICING SHARES

When you buy shares, you pay the offering price. The offering price for Class A shares is the NAV per share, plus any applicable sales charge. NAV per share is calculated to two decimal places using standard rounding criteria. When you sell shares, you receive the NAV of the shares redeemed.

The value of a mutual fund is determined by deducting the fund’s liabilities from the total assets of the portfolio. The NAV per share is determined by dividing the NAV of the fund by the number of shares outstanding.

The Funds calculate the NAV per share each business day at the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 3:00 p.m. Central Time). The Funds do not calculate the NAV on days the NYSE is closed for trading.

Fixed-income securities for which market quotations are readily available are valued at the mean between the quoted bid and ask prices. Short-term securities with remaining maturities of less than 60 days are valued at amortized cost or at original cost plus accrued interest. To the extent a Fund invests in open-end management investment companies, such Fund’s NAV will be calculated based upon the NAVs of the registered open-end investment companies (other than ETFs, which are valued at their current market value) in which the Fund invests; the prospectuses for these companies would explain the circumstances under which those companies will use fair value pricing and the effects of fair value pricing. Other securities, including restricted securities and other assets are valued at fair value as described below. If an event were to occur after the value of an instrument was established but before NAV per share was determined, which would likely materially change the NAV, then the instrument would be valued using fair value considerations as described below.

When market quotations are not readily available (which is usually the case for municipal securities), invalid, or unreliable, or when a significant event occurs, Integrity Fund Services establishes the fair market value pursuant to procedures approved by the Board of Trustees under the ultimate supervision of the Board of Trustees. In establishing fair value, Integrity Fund Services considers factors such as the yields and prices of comparable municipal bonds; the type of issue, coupon, maturity, and rating; indications of value from dealers; and general market conditions. Integrity Fund Services may also use a computer based system, a “matrix system,” to compare securities to determine valuations. The procedures used by Integrity Fund Services and its valuations are reviewed by the officers of the Funds under the general supervision of the Board of Trustees and periodically by the Board of Trustees. Whether a particular event is a significant event depends on whether the event is likely to affect the value of a portfolio security held by a fund. Significant events may include new developments in the securities markets or major occurrences outside of the securities markets, such as natural disasters and armed conflicts. In accordance with the fair value procedures adopted by the Board of Trustees, Integrity Fund Services is responsible for monitoring the securities markets and new developments for significant events that might require a fund to fair value its securities.

Examples of circumstances which may require further consideration to be given to whether market quotations are available, valid, or reliable, include the lack of reported trades for or infrequent sales of a portfolio security, the suspension of trading on an exchange on which a portfolio security was traded, and markets closing early. In addition, while the Funds do not generally invest in thinly traded securities, in the event that they do, such securities may be valued at fair value. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. Each Fund, when using fair value methods to price securities, may value those securities higher or lower than another mutual fund using market quotations or fair value to price the same securities. There can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV.

The Underwriter

Prior to August 1, 2009, Viking Fund Distributors, LLC (“Viking Distributors”) acted as the principal underwriter in the continuous public offering of the Funds’ shares. Currently, shares of each Fund are offered on a continuous basis through Integrity Funds Distributor, located at 1 Main Street North, Minot, North Dakota 58703, which has acted as the Funds’ distributor since August 2009.

Since July 31, 2009, Integrity Funds Distributor has been a wholly-owned subsidiary of Corridor. Prior to July 31, 2009, Integrity Funds Distributor was a wholly-owned subsidiary of Integrity Mutual Funds, Inc. Shannon D. Radke is an officer and governor of Corridor, an officer of the Funds, and an officer and governor of Integrity Funds Distributor. Peter A. Quist is a governor and a member of Corridor and an officer of the Funds. Robert E. Walstad is a governor of Corridor and a Trustee and Chairman of the Funds. Adam C. Forthun and Brent M. Wheeler are Officers of the Funds. See “Trustees and Officers” above. Mr. Radke, Mr. Walstad, Mr. Quist, Mr. Wheeler, and Mr. Forthun are each members of Corridor and, accordingly, may indirectly benefit from the payment of 12b-1 fees described below under “Distribution and service (12b-1 fees)” (with respect to Class A shares) or brokerage commissions by the Funds to the Distributor.

Pursuant to a Distribution Agreement with each Fund, Integrity Funds Distributor serves as principal underwriter and distributor of the Funds. Pursuant to this agreement, Integrity Funds Distributor purchases shares of the Funds for resale to the public, either directly or through securities brokers, dealers, banks, or other agents, and is obligated to purchase only those shares for which it has received purchase orders. Integrity Funds Distributor has agreed to use its best efforts to solicit orders for the sale of the Funds’ shares. Integrity Funds Distributor receives for its services the applicable sales charge of a Fund’s Class A shares, and reallows a majority or all of such amount to the dealers who sold the shares; Integrity Funds Distributor may act as such a dealer. The staff of the SEC takes the position that dealers who receive 90% or more of the applicable sales charge may be deemed underwriters under the Securities Act of 1933, as amended.

The table below shows the aggregate dollar amount of underwriting commissions Integrity Funds Distributor received in connection with the offering of the Funds’ Class A shares and the net underwriting discounts and commissions Integrity Funds Distributor retained after allowances to dealers for the fiscal years ended July 31, 2016, July 31, 2015, and July 31, 2014.

	Aggregate Underwriting Commissions ($)	Amount Retained by Integrity Funds Distributor ($)
2016
Kansas Municipal Fund	$96,519	$15,809
Maine Municipal Fund	$45,331	$6,307
Nebraska Municipal Fund	$101,374	$18,149
New Hampshire Municipal Fund	$24,166	$1,267
Oklahoma Municipal Fund	$118,910	$20,198
2015
Kansas Municipal Fund	$93,558	$22,212
Maine Municipal Fund	$15,864	$3,296
Nebraska Municipal Fund	$81,661	$17,763
New Hampshire Municipal Fund	$17,700	$2,801
Oklahoma Municipal Fund	$127,446	$24,014
2014
Kansas Municipal Fund	$65,371	$14,272
Maine Municipal Fund	$21,798	$6,102
Nebraska Municipal Fund	$42,027	$10,571
New Hampshire Municipal Fund	$6,522	$1,315
Oklahoma Municipal Fund	$87,914	$20,387

Integrity Funds Distributor may be entitled to compensation under the Rule 12b-1 plan, as discussed below. Except as noted, Integrity Funds Distributor receives no other compensation from the Funds for acting as underwriter.

Compensation

The following table sets forth the amount of underwriting commissions, brokerage commissions, compensation on redemptions, and any other compensation received by Integrity Funds Distributor from the respective Fund indicated below (with respect to Class A shares) during the most recent fiscal year.

	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation(1)
Kansas Municipal Fund	$15,809	$0	$0	$119,445
Maine Municipal Fund	$6,307	$0	$0	$33,761
Nebraska Municipal Fund	$18,149	$0	$0	$85,467
New Hampshire Municipal Fund	$1,267	$0	$0	$7,172
Oklahoma Municipal Fund	$20,198	$0	$0	$88,069

(1)	Integrity Funds Distributor received this amount under the 12b-1 plan of the respective Fund.

Distribution and service (12b-1) fees

The Funds have adopted a distribution and service plan dated July 31, 2009 with respect to each Fund (the “Plan”), in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the Financial Industry Regulatory Authority (FINRA) regarding asset-based sales charges.

Pursuant to the Plan, each Fund may compensate Integrity Funds Distributor for its expenditures in financing any activity primarily intended to result in the sale of Fund shares and for maintenance and personal service provided to existing shareholders. The Plan authorizes payments to Integrity Funds Distributor of up to 0.25% annually of the average daily net assets of Class A shares of the Funds. All distribution expenses over this amount will be borne by those who have incurred them.

The Plan

The Plan provides for periodic payments by Integrity Funds Distributor to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. Expenditures under the Plan may also include, among others, a prorated portion of Integrity Funds Distributor’s overhead expenses; the expenses of printing prospectuses and reports used for sales purposes; and preparing and distributing sales literature and advertisements. The portion of payments by a Fund for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of the Fund’s Class A shares owned by clients of such broker, dealer or financial intermediary.

The fee is an expense. This means that all Class A shareholders, regardless of when they purchased their shares, will bear Rule 12b-1 expenses at the same rate. The fees shall be payable regardless of whether those fees exceed or are less than the actual expenses incurred by Integrity Funds Distributor with respect to each Fund in a particular year.

The Plan has been approved in accordance with the provisions of Rule 12b-1. The Plan is renewable annually by a vote of the Board, including a majority vote of the Board members who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Board members be done by the noninterested members of the Funds’ Board. The Plan may be terminated at any time by vote of a majority of the noninterested Board members or by vote of a majority of the outstanding shares of the Fund.

The Plan may not be amended to increase materially the amount to be spent for distribution expenses without approval by a majority of the outstanding shares of the Fund, and all material amendments to the Plan shall be approved by a vote of the noninterested Board members, cast in person at a meeting called for the purpose of voting on any such amendment.

Integrity Funds Distributor is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the Plan.

Expenditures

For the fiscal year ended July 31, 2016, Integrity Funds Distributor’s expenditures pursuant to the Plan were:

Integrity Funds Distributor’s Eligible Expenses ($)
Kansas Municipal Fund
Advertising and promotion	$1,431
Compensation to dealers (including commission and service fees)	87,804
Compensation to sales personnel and payroll taxes	91,093
Distribution-related overhead	20,937
Maine Municipal Fund
Advertising and promotion	$461
Compensation to dealers (including commission and service fees)	29,689
Compensation to sales personnel and payroll taxes	29,018
Distribution-related overhead	6,644
Nebraska Municipal Fund
Advertising and promotion	$1,070
Compensation to dealers (including commission and service fees)	61,479
Compensation to sales personnel and payroll taxes	67,366
Distribution-related overhead	15,432
New Hampshire Municipal Fund
Advertising and promotion	$132
Compensation to dealers (including commission and service fees)	20,073
Compensation to sales personnel and payroll taxes	8,215
Distribution-related overhead	1,868
Oklahoma Municipal Fund
Advertising and promotion	$1,076
Compensation to dealers (including commission and service fees)	73,895
Compensation to sales personnel and payroll taxes	68,526
Distribution-related overhead	15,760

The amount absorbed by Integrity Funds Distributor (i.e. the difference between 12b-1 fees paid by the Funds and Plan expenses incurred by the Distributor) are set forth below. Negative amounts represent unreimbursed expenses, that is, expenses that qualified for the Plan but that were paid by Integrity Funds Distributor.

Absorbed by Integrity Funds Distributor
Kansas Municipal Fund	$(81,820)
Maine Municipal Fund	$(32,051)
Nebraska Municipal Fund	$(59,880)
New Hampshire Municipal Fund	$(23,116)
Oklahoma Municipal Fund	$(71,188)

As of July 31, 2016, the following unreimbursed Plan expenses had been incurred by Integrity Funds Distributor in a previous year and carried over to future years:

	Dollar Amount	Percentage of Fund Net Assets
Kansas Municipal Fund	$(527,995)	0.87%
Maine Municipal Fund	$(29,543)	0.15%
Nebraska Municipal Fund	$(899,986)	1.95%
New Hampshire Municipal Fund	$(29,976)	0.44%
Oklahoma Municipal Fund	$(1,120,147)	2.43%

FINANCIAL STATEMENTS

Each Fund will adopt the financial statements and financial history of the corresponding series of Integrity Managed Portfolios upon the consummation of the applicable Reorganization.  The audited financial statements of the series of Integrity Managed Portfolios for the fiscal year ended July 31, 2016 appear in their annual report, and are incorporated herein by reference. The annual report is available without charge by calling 800-276-1262.

DESCRIPTION OF BOND RATINGS

The following descriptions of ratings are based on information publicly available from Moody’s, S&P and Fitch.

Description of Bond Ratings

Moody’s Long-Term Obligation Ratings

Aaa	Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A	Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa	Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba	Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B	Obligations rated B are considered speculative and are subject to high credit risk.

Caa	Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C	Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note:

Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating category from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*

*

By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such a omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

S&P Long-Term Issue Ratings

AAA	An obligation rated AAA has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA	An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A

An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB

An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB

An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B

An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC

An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC

An obligation rated CC is currently highly vulnerable to nonpayment. The CC rating is used when a default has not yet occurred, but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.

C

An obligation rated C is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D

An obligation rated D is in default or breach of an imputed promise. For non-hybrid capital instruments, the D rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to D if it is subject to a distressed exchange offer.

NR:	This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

Plus (+) or Minus (-)	The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Fitch’s Long-Term Ratings for Structured, Project and Public Finance Obligations

AAA: Highest credit quality

‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality	‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality

‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good credit quality

‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB: Speculative	‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time.

B: Highly speculative

‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC: Substantial credit risk	Default is a real possibility.

CC: Very high levels of credit risk	Default of some kind appears probable.

C: Exceptionally high levels of credit risk	Default appears imminent or inevitable.

D: Default	Indicates a default. Default generally is defined as one of the following:
• failure to make payment of principal and/or interest under the contractual terms of the rated obligation;
• bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of the business of an issuer/obligor; or
• distressed exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation to avoid a probable payment default.

Description of Municipal Short-Term Ratings

Moody’s Municipal Short-Term Obligation Ratings

MIG 1

This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2	This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3	This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

S&P’s Municipal Note Ratings

SP-1	Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	Speculative capacity to pay principal and interest.

Fitch’s Short-Term Ratings Assigned to Issuers or Obligations in Corporate, Public and Structured Finance

F1: Highest short-term credit quality	Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2: Good short-term credit quality	Good intrinsic capacity for timely payment of financial commitments.

F3: Fair short-term credit quality	The intrinsic capacity for timely payment of financial commitments is adequate.

B: Speculative short-term credit quality	Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near-term adverse changes in financial and economic conditions.

C: High short-term default risk	Default is a real possibility.

RD: Restricted default	Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D: Default	Indicates a broad-based default event for an entity, or the default of a short-term obligation.

PROXY VOTING

Information on how the Funds voted proxies relating to portfolio securities during each 12-month period ended June 30 will be available by August 31 of the same year without charge, upon request, by calling 800-276-1262, on the Trust’s Internet site at www.integrityvikingfunds.com, and on the SEC’s Internet site at www.sec.gov.

To the extent a Fund invests in any voting securities, the Board of Trustees has delegated to the Investment Adviser the final authority and responsibility for voting proxies with respect to each Fund’s underlying securities holdings. In the event a Fund were to receive a proxy, the Investment Adviser may follow proxy voting guidelines developed by an independent third party such as Glass, Lewis & Co. The Trustees will review each Fund’s proxy voting records from time to time and will annually consider revising its proxy voting policy.

The Investment Adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote. The Investment Adviser will monitor situations that may result in a potential conflict of interest, in particular between a Fund’s shareholders and Investment Adviser or any of its affiliates or an affiliate of the Funds. If any such conflict is discovered, the issue will be examined in detail by the Investment Adviser and in such circumstances, the Investment Adviser generally will refrain from voting the proxies giving rise to conflict, until the Trustees, after consultation, instruct on an appropriate course of action to vote the proxies in the best interest of the relevant Fund.

APPENDIX A—FACTORS PERTAINING TO STATES AND U.S. TERRITORIES

The information regarding states and U.S. territories was obtained from official statements of issuers located in the respective states and U.S. territories as well as from other publicly available official documents and statements. The Funds have not independently verified any of the information contained in such statements and documents. The information below is intended only as a general summary and is not intended as a discussion of any specific factor that may affect any particular obligation or issuer. While the following summarizes certain information currently available from the above sources, it does not reflect economic conditions or developments that may have occurred or trends that may have materialized since the dates indicated. Additionally, many factors including national economic, social and environmental policies and conditions, which are not within the control of issuers of municipal securities, could affect or could have an adverse impact on the financial condition of a state and its various agencies and political subdivisions or U.S. territories and possessions. Viking Management is unable to predict whether or to what extent such factors or other factors may affect issuers of municipal securities in which a Fund invests, the market value or marketability of these municipal securities or the ability of the respective issuers of the municipal securities acquired by a Fund to pay interest on or principal of the municipal securities.

Factors Pertaining to Kansas

Since the Kansas Fund invests a significant portion of its assets in Kansas municipal securities, the Kansas Fund is susceptible to political, economic or regulatory factors affecting issuers of Kansas municipal obligations.

The State government is comprised of three branches: the Executive Branch, with the Governor as chief executive; the Legislative Branch, consisting of a Senate of 40 members and a House of Representatives of 125 members; and the Judicial Branch, which includes the Supreme Court, the Appeals Court and the District Trial Courts. The annual budget serves as the foundation of the State’s financial planning and control. On or before October 1 of even-numbered years, agencies are required to submit biennial budget estimates for the next two fiscal years to the Division of Budget. These estimates are used in preparing the Governor’s budget report. On or before the eighth calendar day of each regular legislative session, the Governor is required to submit the budget report to the Legislature. However, in the case of the regular legislative session immediately following the election of a governor who was elected to the Office of Governor for the first time, that governor must submit the budget report to the Legislature on or before the 21st calendar day of that regular session.

The Kansas economy has improved in fiscal year 2015. The Kansas Department of Labor reports Kansas gained 12,800 non-farm jobs over the last year, a .9 percent increase. Kansas has gained 12,700 private sector jobs since June 2014, a 1.1 percent increase. The unemployment rate was 4.7 percent in June 2015, compared to 4.8 percent in June 2014. There were 81,504 continued unemployment claims in June, 2015, down from 81,790 in June, 2014.

The combined net position of the State (government and business-type activities) totaled $9.75 billion at the end of 2015, compared to $11.85 billion at the end of the previous year, a decrease of 17.8 percent. The largest portion of net position reflects investment in capital assets such as land, buildings, equipment, and infrastructure (roads, bridges, and other immovable assets), less any related debt used to acquire those assets that are still outstanding. The State uses these capital assets to provide services to citizens; consequently, these assets are not available for future spending.

Differences existed between the original budget and the final budget. Revenue estimates were decreased by approximately $30.2 million and expenditure estimates were decreased by approximately $39.7 million. The original estimates provided for revenues less than expenditures of $401.6 million. The final budget provided for $392.1 million of revenues less than expenditures. Subsequently, fiscal year 2015 was closed with revenues less than expenditures of $381.9 million.

For fiscal year 2015, the governmental funds reported a combined ending fund balance of $0.9 billion, a decrease of $193.7 million in comparison with the prior year. Of the total amount, $512.0 million represents the fund balance of the Non-Major Governmental funds. The General Fund reported an unassigned fund balance for fiscal year 2015 of a negative $285.0 million, as compared to the prior year unassigned balance of a negative $5.4 million.

The General Fund is the chief operating fund of the State. At the end of the current fiscal year, unassigned fund balance of the General Fund was a negative $285.0 million, while the total fund balance was a negative $279.7 million. During fiscal year 2015, the State experienced increased revenue in income, inheritance, sales and excise taxes. During the 2012 Legislative Session, House Bill 2117 was passed and signed into law. This Bill contained a number of provisions (most of which become effective January 1, 2013) which affect Kansas income tax. The cash and investment balance is approximately $331 million lower in fiscal year 2015 than it was in fiscal year 2014.

Kansas Development Finance Authority (KDFA) is a public body politic and corporate, constituting an independent instrumentality of the State. It was created to enhance the ability of the State to finance capital improvements and improve access to long-term financing for State agencies, political subdivisions, public and private organizations, and businesses. The total long-term debt obligations increased by $2.2 billion during the current fiscal year. The key factor in this increase was the implementation of Governmental Accounting Standards Board (GASB) 68 and 71 which recorded a $1.8 billion net pension liability.

The State’s total long-term debt obligation (including bonds payable on demand) showed a net increase of $2.2 billion (56.6%) during the current year. This net increase was primarily due to the implementation of GASB 68, Accounting and Financial Reporting for Pensions and GASB 71, Pension Transition for Contributions Made Subsequent to the Measurement Date which increased long-term obligations by $1.8 billion, a $565.4 million increase in revenue bonds and the removal of Sales tax obligation bonds of $105 million.

The above information provided is only a brief summary of the complex factors affecting the financial situation in Kansas and is derived from sources that are generally available to investors and are believed to be accurate. No independent verification has been made of the accuracy or completeness of any of the preceding information. It is based in part on information obtained from various state and local agencies in Kansas or contained in Official Statements for various Kansas municipal obligations.

Factors pertaining to Maine

Since the Maine Fund invests a significant portion of its assets in Maine municipal securities, the Maine Fund is susceptible to political, economic or regulatory factors affecting issuers of Maine municipal obligations.

The Maine economy showed continued signs of gradual improvement since the Consensus Economic Forecasting Commission (CEFC) met in March 2015. Maine’s real GDP increased from 2013-2014, the second year in a row of GDP growth. Personal income in Maine grew 2.7 percent from 2014 to 2015, while wage and salary income, which is the largest component of total personal income, grew 1.8 percent over the same period. The Consumer Price Index was unchanged in September 2015 from a year ago, driven by declines in energy prices.

For the 2015 fiscal year, the final legally adopted budgeted expenditures for the General Fund amounted to $3.3 billion, an increase of about $62.1 million from the original legally adopted budget of approximately $3.2 billion. Actual expenditures on a budgetary basis amounted to approximately $96.7 million less than those authorized in the final budget. After deducting the encumbered obligations and other commitments that will come due in fiscal year 2015, including the budgeted starting balance for Fiscal Year 2015, there were funds remaining of $33.5 million to distribute in Fiscal Year 2015. Actual revenues exceeded final budget forecasts by $38.5 million.

When issuing General Obligation Bonds, the State of Maine pledges its full faith and credit to repay the financial obligation. Unless certain tax revenue streams are specifically restricted, states typically pledge all of their tax-raising powers to secure the obligations. The major bond rating agencies regularly assess the capacity and willingness of the State to repay its general obligation debt. Moody’s and S&P make their assessments, in large part, by examining four basic analytical areas: economy; financial performance and flexibility; debt burden; and administration. The economic base is the most critical element in determining the rating. Growth and diversity in the demographics, tax base, and employment base of the State over the last decade are indicators of future growth prospects and debt repayment capabilities. Generally, states with higher income levels and diverse economic bases have superior debt repayment capabilities and are better protected from sudden shocks or unexpected volatility in the economy. Because a strong economy does not always ensure a state’s ability to meet debt payments, the state’s financial management and performance are also key factors.

Financial analysis involves several factors, including: accounting and reporting methods; revenue and expenditure patterns; annual operating and budgetary performance; leverage and equity positions; budget and financial planning; and contingency obligations. These factors present a clear indication of the financial strengths and weaknesses of the State. The rating agencies’ analyses of these factors provide the framework for judging Maine’s capacity to manage economic, political, and financial uncertainties.

At year-end, the State had $1.7 billion in general obligation and other long-term debt outstanding. During the year, the State reduced outstanding long-term obligations by $82.1 million for outstanding general obligation bonds and $383.8 million for other long-term debt. Also during fiscal year 2015, the State incurred $501.4 million of additional long-term obligations.

The State’s credit was rated during fiscal year 2015 by Moody’s as Aa2 with a stable outlook and by S&P as AA with a stable outlook. Any explanation concerning the significance of such ratings must be obtained from the rating agencies. There is no assurance that any ratings will continue for any period of time or that they will not be revised or withdrawn. There can be no assurances that such ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local Maine issuers may be unrelated to the creditworthiness of obligations issued by the State of Maine, and there is no obligation on the part of the State to make payment on such local obligations in the event of default.

The above information provided is only a brief summary of the complex factors affecting the financial situation in Maine and is derived from sources that are generally available to investors and are believed to be accurate. No independent verification has been made of the accuracy or completeness of any of the preceding information. It is based in part on information obtained from various state and local agencies in Maine or contained in Official Statements for various Maine municipal obligations.

Factors pertaining to Nebraska

Since the Nebraska Fund invests a significant portion of its assets in Nebraska municipal securities, the Nebraska Fund is susceptible to political, economic or regulatory factors affecting issuers of Nebraska municipal obligations.

The State was admitted to the Union as the thirty-seventh state in 1867. Nebraska’s government is divided into three branches: legislative, executive and judicial. Nebraska is the only state with a Unicameral Legislature, which has 49 members elected on a non-partisan ballot. The chief executive is the governor, who is elected for a four-year term. Within the executive branch are various departments and agencies that perform a variety of functions. Since Nebraska’s Constitution generally allows no indebtedness, government expenses of such departments and agencies must be met on a pay-as-you-go basis. The State provides a full range of services including: the construction and maintenance of highways and infrastructure, education, social and health services, public safety, conservation of natural resources, economic development, and recreation facilities and development.

Budgetary control of State expenditures is maintained chiefly by three processes. First, a budget is required to be adopted through passage of appropriation bills by the Legislature. Second, the appropriated funds are allocated by program and fund type and are controlled by the executive branch through an allotment process. The Legislature may also enact a supplemental appropriation bill and other appropriation bills as it deems necessary. Finally, the State’s accounting system checks each expenditure to ensure the appropriation and allotment are not exceeded.

The General Fund operations of the State are almost entirely dependent upon the income and sales taxes the State receives each year. Such taxes represent 95 percent of all General Fund revenues. Net revenue from income taxes and sales taxes from all funds for the fiscal year ended June 30, 2015 increased $239 million from the prior year, indicating that the Nebraska economy continues to strengthen.

Long-term liabilities shown on the government-wide financial statements totaled $718 million at June 30, 2015, which is a $218 million decrease from the prior year, primarily due to a decrease in net accrued pension liability realized as a result of adopting Governmental Accounting Standards Board (GASB) 68. The remaining liabilities consist of claims payable for workers’ compensation, medical excess liability, litigation, unemployment insurance, employee health insurance, and Medicaid, in addition to the calculated amount for accrued vacation and vested sick leave due to employees when they retire.

The focus of the State’s Governmental Funds is to provide information on near-term inflows and outflows and the availability of spendable resources. At June 30, 2015, the State’s Governmental Funds reported combined ending fund balances of $3,975 million. Of this amount, $552 million is nonspendable, either due to its form or legal constraints, and $1,931 million is restricted for specific programs by external constraints, constitutional provisions, or contractual obligations. Revenue restricted by enabling legislation, and public school land lease revenues are included in restricted fund balance. An additional $827 million of total fund balance has been committed to specific purposes. Committed amounts cannot be used for any other purpose unless approved by the Legislature. An additional $50 million of total fund balance has been assigned to specific purposes, as expressed by legislative intent. The remaining $615 million is unassigned and available for appropriations.

The General Fund is the chief operating fund of the State. The major General Fund liability is the estimated tax refunds payable of $370 million. However, such refunds payable are $44 million less than the expected taxes owed the State. Other assets of the General Fund available to pay non tax-refund liabilities exceed such liabilities by $1,339 million.

Article XIII of the State’s Constitution prohibits the State from incurring debt in excess of one hundred thousand dollars. However, there is a provision in the State’s Constitution that permits the issuance of revenue bonds for: (1) construction of highways; and (2) construction of water conservation and management structures. At June 30, 2015, there was no outstanding debt for either of these purposes.

The above information provided is only a brief summary of the complex factors affecting the financial situation in Nebraska and is derived from sources that are generally available to investors and are believed to be accurate. No independent verification has been made of the accuracy or completeness of any of the preceding information. It is based in part on information obtained from various state and local agencies in Nebraska or contained in Official Statements for various Nebraska municipal obligations.

Factors pertaining to New Hampshire

Since the New Hampshire Fund invests a significant portion of its assets in New Hampshire municipal securities, the New Hampshire Fund is susceptible to political, economic or regulatory factors affecting issuers of New Hampshire municipal obligations.

As of the end of fiscal year 2015, data indicates that the State has experienced a higher growth rate than the national growth rate over the four year period (2010-2014). Partly due to the higher (comparative) growth of prior years, gross State Product for New Hampshire is currently forecasted to be below the growth rates both regionally and nationally over the next five years.

As of the close of fiscal year 2015, the State’s governmental funds reported a combined balance of all funds of $570.7 million, an increase of $26.8 million over the prior year. Within the governmental funds, fund balances for the general fund and the combined non-major governmental funds increased by $38.8 million and $24.2 million, respectively. This increase was partially offset by a decrease of fund balance of $35.4 million in the highway fund. The increase in the general fund was driven by a $40.1 million increase in unassigned fund balance, as the year ended with an unassigned fund balance of $71.3 million (including revenue stabilization balance of $22.3 million).

The State budget is prepared on a biennial basis. Prior to the start of each biennium, all departments of the state are required by law to transmit to the commissioner of the Department of Administrative Services requests for capital and operating expenses and estimates for revenue for the ensuing biennium. Following public hearings and consultation with various department heads, the Governor prepares a recommended budget. The budget is forwarded to the Legislature by February 15th of the odd year for consideration. The Legislature performs its review of the proposed budget and can make further adjustments. The budget passed by the Legislature is forwarded to the Governor to be enacted into law or to be vetoed. This usually occurs in June of that same odd numbered year.

The State’s investment in capital assets for its governmental and business-type activities as of June 30, 2015, amounted to $6.8 billion, with accumulated depreciation amounts of $3.1 billion, leaving a net book value of $3.7 billion, consistent with the prior year. The investment in capital assets includes equipment, real property, infrastructure, computer software, and construction in progress. Infrastructure assets are items that are normally immovable, of value only to the State, and include only roads and bridges. The net book value of the State’s infrastructure for its roads and bridges approximates $2.2 billion, representing a $0.1 billion increase from the prior year.

The State may issue general obligation bonds, revenue bonds, and notes in anticipation of such bonds authorized by the Legislature and Governor and Council. The State may also directly guarantee certain authority or political subdivision obligations. At the end of the current fiscal year, the State had total bonded debt outstanding of $1,490.5 million. Of this amount, $906.4 million are general obligation bonds, which are backed by the full faith and credit of the State and $155.9 million are Federal Highway Grant Anticipation Bonds (GARVEE). The remainder of the State’s bonded debt is Turnpike revenue bonds, which are secured by the specified revenue sources within the Turnpike System.

As of September 2016, all outstanding general obligation bonds of the State of New Hampshire were rated AA by S&P and Aa1 by Moody’s. Any explanation concerning the significance of such ratings must be obtained from the rating agencies. There is no assurance that any ratings will continue for any period of time or that they will not be revised or withdrawn. There can be no assurances that such ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local New Hampshire issuers may be unrelated to the creditworthiness of obligations issued by the State of New Hampshire, and there is no obligation on the part of the State to make payment on such local obligations in the event of default.

The above information provided is only a brief summary of the complex factors affecting the financial situation in New Hampshire and is derived from sources that are generally available to investors and are believed to be accurate. No independent verification has been made of the accuracy or completeness of any of the preceding information. It is based in part on information obtained from various State and local agencies in New Hampshire or contained in Official Statements for various New Hampshire municipal obligations.

Factors pertaining to Oklahoma

Since the Oklahoma Fund invests a significant portion of its assets in Oklahoma municipal securities, the Oklahoma Fund is susceptible to political, economic or regulatory factors affecting issuers of Oklahoma municipal obligations.

The Oklahoma unemployment rate was consistently lower than that for the nation between 1997 and 2014. The national unemployment rate as of June 30, 2015 is 5.0% while Oklahoma’s still remains less at 4.3% for the same time period.

During 2014, the most recent data available, receipts from three of the five major taxes were more than revenues of the prior year. The taxes combined for $4.8 billion, or 100.7 percent of total General Revenue Fund receipts for the prior year. The total of major taxes collected increased $32 million or 0.7 percent from that of the previous year. As compared to fiscal year 2013, collections from income taxes decreased by $174 million, or 6.9 percent; sales taxes increased by $59 million, or 3.1 percent; motor vehicle taxes increased $35 million, or 18.4 percent; and gross production taxes on gas and oil increased by $112 million, or 50 percent.

The assets plus deferred outflows of resources of the state exceeded its liabilities and deferred inflows of resources at fiscal year ending June 30, 2015 by $18.8 billion (presented as "net position"). Of this amount, $1.9 billion was reported as "unrestricted net position". Unrestricted net position represents the amount available to be used to meet the state’s ongoing obligations to citizens and creditors.

The state's total net position increased by $1.3 billion (a 7.6% increase) in fiscal year 2015 after a 5.8% increase during the previous fiscal year. Net position of governmental activities increased by $1.3 billion (a 8.8% increase), with $837.9 million of that attributable to a decrease in net pension liability. Net position of the business-type activities showed a decrease of $20.2 million (a 0.9% decrease).

As of the close of fiscal year 2015, the state's governmental funds reported a combined ending fund balance of $7.3 billion, an increase of $314.4 million in comparison with the prior year. Of this total amount, $3.3 billion represents nonspendable fund balance, with $76.9 million being in the General Fund. Amounts that can be spent include $1.6 billion of restricted fund balance, $2.3 billion of committed fund balance, $80.5 million of assigned fund balance, and $96.3 million of unassigned fund balance. The portion of fund balance which is available is roughly 23.0% of the total governmental expenditures for the year.

The state's total long-term debt obligations showed a net decrease of $1.1 billion (36.7%) in the governmental type activities and a net decrease of $23.4 thousand (2.9%) in the business type activities during the current fiscal year. The majority of the decrease of governmental activities debt was due to an improvement in net pension liability of $837.9 million.

The focus of the state’s governmental funds is to provide information on near-term inflows, outflows, and balances of spendable resources. Such information is useful in assessing the state’s financing requirements. In particular, unassigned fund balance may serve as a useful measure of a government’s net resources available for spending at the end of the fiscal year.

As of the end of the current fiscal year, the state’s governmental funds reported combined ending fund balances of $7.3 billion, an increase of $314.4 million from the prior year. The largest portion $3.3 billion (45.2%) of this total amount constitutes nonspendable fund balance, which includes amounts that cannot be spent because they are either not in spendable form or legally or contractually required to be maintained intact. In addition $1.6 billion (21.5%) of fund balance is classified as restricted meaning that the funds can only be used for specific purposes defined by enabling legislation or externally imposed limitations. Amounts that can only be used for specific purposes pursuant to constraints of the government’s highest level of decision-making authority are reported as committed fund balance. Committed fund balance represents $2.3 billion (30.8%) of total fund balance. Amounts that are constrained by the government’s intent to be used for specific purposes, but are neither restricted or committed are reported as assigned fund balance. Assigned fund balance represents $80.5 million (1.1%) of total fund balance. The remaining funds that are not classified in any of the other four categories represent unassigned fund balance. For the fiscal year ended June 30, 2015 the state has $96.3 million (1.3%) classified as unassigned fund balance.

The General Fund is the chief operating fund of the state. At the end of the current fiscal year, the total fund balance increased $314.1 million to $4.0 billion. As a measure of the General Fund’s liquidity, it may be useful to compare the portion of fund balance not classified as nonspendable (spendable) and total fund balance to total fund expenditures. Spendable fund balance represents 23.0% of total Governmental Fund expenditures, while total fund balance represents 42.0% of that same amount.

General obligation bonds are backed by the full faith and credit of the state, including the state’s power to levy additional taxes to ensure repayment of the debt. Accordingly, all general obligation debt currently outstanding was approved by a vote of the citizens. The general obligation bonds of the state are rated “Aa2” by Moody’s, “AA+” by Fitch Investors Service, and “AA+” by S&P. Any explanation concerning the significance of such ratings must be obtained from the rating agencies. There is no assurance that any ratings will continue for any period of time or that they will not be revised or withdrawn. There can be no assurances that such ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local Oklahoma issuers may be unrelated to the creditworthiness of obligations issued by the State of Oklahoma, and there is no obligation on the part of the State to make payment on such local obligations in the event of default.

The State of Oklahoma’s total debt decreased by $1.1 billion, or 36.7%, during the current fiscal year. Business-type activities’ debt decreased by $23.4 million. The decrease in long-term obligations for governmental activities was primarily related to improvement in net pension liability, while business-type activities decreased due to ordinary amortization of existing debt.

Factors pertaining to Guam

Each Fund may invest in Guam municipal bonds and, therefore, may be impacted by political, economic, or regulatory developments that affect issuers in Guam and their ability to pay principal and interest on their obligations. Guam is the westernmost territory of the United States of America, approximately 3,800 miles west‑southwest of Honolulu, Hawaii, 1,550 miles south-southeast of Tokyo, Japan and 1,600 miles east of Manila, Philippines. Guam’s location exposes it to typhoons, earthquakes and volcanic activity. Guam’s economy is largely dependent upon tourism and the United States’ military presence. Risk of future cut backs in the federal defense budget and/or military realignments could negatively affect Guam’s economy. The unemployment rate in Guam was 6.9% in March of 2015, which was above the national average of 5.5% during the same period but down from a fourteen year high of 14.6% in June 2013. The scheduled military buildup based upon a United States agreement with Japan to relocate a number of U.S. Marines and their dependents from Okinawa to Guam has been reduced and delayed yet is still expected to be the primary driver of Guam’s growth over the mid to long term. Tourist arrivals have grown given the favorable exchange rate for Asian visitors and the relative improvement in the overall global economy. Guam has made progress to eliminate its general fund deficit in part through the use of deficit reduction bonds but will continue to face increasing financial pressure from costs relating to pensions and other post-employment benefits for government employees.

As of March 2017, all outstanding general obligation bonds of Guam were rated BB- by S&P. Any explanation concerning the significance of such ratings must be obtained from the rating agencies. There is no assurance that any ratings will continue for any period of time or that they will not be revised or withdrawn. There can be no assurances that such ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local Guam issuers may be unrelated to the creditworthiness of obligations issued by Guam, and there is no obligation on the part of the Territory to make payment on such local obligations in the event of default.

The above information provided is only a brief summary of the complex factors affecting the financial situation in Guam and is derived from sources that are generally available to investors and are believed to be accurate. No independent verification has been made of the accuracy or completeness of any of the preceding information. It is based in part on information obtained from various agencies in Guam or contained in Official Statements for various Guam municipal obligations.

Factors pertaining to Puerto Rico

Each Fund may invest in Puerto Rico municipal bonds and, therefore, may be impacted by political, economic, or regulatory developments that affect issuers in Puerto Rico and their ability to pay principal and interest on their obligations. The island has more than $70 billion of outstanding debt, or $12,000 per capita in a territory with an unemployment rate more than double the national average (12.0% in Feb 2017 vs. US at 4.7%) and a 45% poverty rate. In February 2014, various American credit rating agencies downgraded the government's debt to non-investment grade.

Puerto Rico has been experiencing an economic depression for 12 consecutive years, starting in late 2005 after a series of deficits and the expiration of the Section 936 of the U.S. Internal Revenue Code that applied to Puerto Rico. The government has also experienced 17 consecutive government deficits since 2000, exacerbating its fragile economic situation as the government issued new debt to fund the payment for maturing debt. Puerto Rico has defaulted on many debts, including bonds, since 2015.

On June 30, 2016 President Obama signed the Puerto Rico Oversight, Management and Economic Stability Act, or PROMESA, a law creating a federal oversight board that would negotiate the restructuring of Puerto Rico's debt. With the protection this bill gave from lawsuits, the governor of Puerto Rico, Alejandro Garcia Padilla, suspended payments due on July 1. Initially, the oversight board created under PROMESA called for Puerto Rico's governor to deliver a fiscal turnaround plan by January 28, 2017. In late January 2017, the control board extended the deadline it gave the government to February 28 to present a fiscal plan which included negotiations with creditors for restructuring debt. A moratorium on lawsuits by debtors was extended to May 31.

As of March 2017, all outstanding general obligation bonds of Puerto Rico were rated D by S&P and Caa3 by Moody’s. Any explanation concerning the significance of such ratings must be obtained from the rating agencies. There is no assurance that any ratings will continue for any period of time or that they will not be revised or withdrawn. There can be no assurances that such ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local Puerto Rico issuers may be unrelated to the creditworthiness of obligations issued by Puerto Rico, and there is no obligation on the part of the Territory to make payment on such local obligations in the event of default. The above information provided is only a brief summary of the complex factors affecting the financial situation in Puerto Rico and is derived from sources that are generally available to investors and are believed to be accurate. No independent verification has been B-A-6 made of the accuracy or completeness of any of the preceding information. It is based in part on information obtained from various agencies in Puerto Rico or contained in Official Statements for various municipal obligations of Puerto Rico.

Factors pertaining to the U.S. Virgin Islands

Each Fund may invest in U.S. Virgin Islands municipal bonds and, therefore, may be impacted by political, economic, or regulatory developments that affect issuers in the U.S. Virgin Islands and their ability to pay principal and interest on their obligations. The U.S. Virgin Islands are the easternmost territory of the United States of America, approximately 40 miles east of Puerto Rico in the Caribbean Sea. The Virgin Islands are made up primarily of four main islands: Saint Thomas, Saint John, Saint Croix, and Water Island. There are also several dozen smaller islands and the location of the U.S. Virgin Islands exposes them to hurricanes, earthquakes and volcanic activity. The Virgin Islands’ small, open economy, which is heavily dependent on tourism, rum production, and oil refining, is suffering under the weight of a trifecta of shocks that negatively impacted economic growth – the Jobs Act, the Great Recession, and the closure of HOVENSA’s petroleum refinery. Most notably, the Virgin Islands’ two flagship industries – tourism and oil refining which are both disproportionately affected by global economic downturns and geopolitical factors – were heavily impacted, resulting in business closures and significant job losses. The impact of the recession and the HOVENSA refinery shut-down created economic and financial contractions so severe and unprecedented from which the Virgin Islands is yet to emerge.

The U.S. Virgin Islands is facing a financial crisis due to a very high debt level of $2 billion, or $19,000 per capita, and a structural budget deficit of $110 million. The government introduced a “sin tax” bill that would introduce or increase taxes on rum, beer, tobacco products and sugary drinks, as well as internet purchases and timeshare unit owners. Governor Kenneth Mapp issued an order that restricted the use of government-owned vehicles, put a freeze on non-essential hiring, suspended wage negotiations, and froze non-essential travel paid for by the Government of the Virgin Islands. He also suspended negotiated wage increases, including those ordered by the U.S. Appeals Court. The unemployment rate in the U.S. Virgin Islands was 10.5% in February 2017, which was above the national average of 4.7% during the same period.

The above information provided is only a brief summary of the complex factors affecting the financial situation in the U.S. Virgin Islands and is derived from sources that are generally available to investors and are believed to be accurate. No independent verification has been made of the accuracy or completeness of any of the preceding information. It is based in part on information obtained from various agencies in the U.S. Virgin Islands or contained in Official Statements for various municipal obligations of the U.S. Virgin Islands.

[FORM OF PROXY CARD]

INTEGRITY MANAGED PORTFOLIOS
Kansas Municipal Fund

[NAME] [ADDRESS] [CITY] [STATE] [ZIP]

SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON SEPTEMBER 21, 2017

This Proxy is being solicited on behalf of the Board of Trustees of
Integrity Managed Portfolios.

The undersigned shareholder(s) of Kansas Municipal Fund (the “Fund”), a series of Integrity Managed Portfolios, having received notice of the Special Meeting of Shareholders of the Fund and revoking previous proxies, hereby appoints Shannon D. Radke, Brent M. Wheeler, and Adam C. Forthun, or any one of them, true and lawful attorneys, each with full power of substitution and revocation, to vote all shares which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Fund (the “Special Meeting”) to be held on Thursday, September 21, 2017 at the offices of Integrity Managed Portfolios, One Main Street North, Minot, North Dakota 58703, at 3:00 p.m., Central Time, and at any adjournments or postponements thereof. In their discretion, the proxy holders named above are authorized to vote upon such other matters as may properly come before the Special Meeting and any adjournments or postponements thereof (including, but not limited to, any questions as to adjournment or postponement of the Special Meeting).

Using a black or blue ink pen, mark your votes with an X as shown in this example. Please do not write outside the designated areas.	X

Proposal—The Board of Trustees recommends a vote FOR the following proposal.

1.

To approve an Agreement and Plan of Reorganization (the “Plan”) (and the related transactions) which provides for (a) the assignment, conveyance, transfer and delivery of all of the assets of the Kansas Municipal Fund (the “Fund”), a series of Integrity Managed Portfolios, to the Kansas Municipal Fund (the “Successor Fund”), a newly formed series of Viking Mutual Funds, in exchange solely for Class A voting shares of beneficial interest of the Successor Fund (“Successor Fund Shares”), as described in the Plan, and the assumption by the Successor Fund of all of the liabilities of the Fund, and (b) the subsequent pro rata distribution of the Successor Fund Shares to the shareholders of the Fund in complete liquidation, dissolution and termination of the Fund as provided in the Plan. You may only vote shares of the Fund you hold as of the Record Date.

	For	Against	Abstain

IMPORTANT: This proxy must be signed and dated on the reverse side.

THIS PROXY WILL BE VOTED AS SPECIFIED. IF NO SPECIFICATION IS MADE AND THIS PROXY IS EXECUTED AND RETURNED, THE PROXY SHALL BE VOTED FOR THE PROPOSAL.

Four simple methods to vote your proxy:

1.

Internet: Log on to [•]. Make sure to have this proxy card available when you plan to vote your shares. You will need the control number found in the box at the right at the time you execute your vote.

Your Control Number: [•]
2.	Phone: Simply dial toll-free [•]. Please have this proxy card available at the time of the call.
3.	Mail: Simply complete, sign, and date this proxy card and return it in the postage paid envelope provided.
4.	Facsimile: Simply complete, sign, and date this proxy card and fax it to [tabulator] at [•].

Note—Please sign the name or names exactly as appearing on the proxy card. When signing as an attorney, executor, administrator, trustee, guardian or as custodian for a minor, please sign your name and give your full title as such. If signing on behalf of a corporation, please sign the full corporate name and your name and indicate your title. If you are a partner signing for a partnership, please sign the partnership name and your name and indicate your title. Joint owners should each sign. Please sign, date and return.

Account	Shares
Signature and Title (if applicable)
[Account Number]	[Share Balance]
Date
[NAME] [ADDRESS] [CITY] [STATE] [ZIP]
Signature, if held jointly

Date

Receipt of the Notice of the Special Meeting and the accompanying Joint Proxy Statement/Prospectus is hereby acknowledged.

[FORM OF PROXY CARD]

INTEGRITY MANAGED PORTFOLIOS
Maine Municipal Fund

[NAME] [ADDRESS] [CITY] [STATE] [ZIP]

SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON SEPTEMBER 21, 2017

This Proxy is being solicited on behalf of the Board of Trustees of
Integrity Managed Portfolios.

The undersigned shareholder(s) of Maine Municipal Fund (the “Fund”), a series of Integrity Managed Portfolios, having received notice of the Special Meeting of Shareholders of the Fund and revoking previous proxies, hereby appoints Shannon D. Radke, Brent M. Wheeler, and Adam C. Forthun, or any one of them, true and lawful attorneys, each with full power of substitution and revocation, to vote all shares which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Fund (the “Special Meeting”) to be held on Thursday, September 21, 2017 at the offices of Integrity Managed Portfolios, One Main Street North, Minot, North Dakota 58703, at 3:00 p.m., Central Time, and at any adjournments or postponements thereof. In their discretion, the proxy holders named above are authorized to vote upon such other matters as may properly come before the Special Meeting and any adjournments or postponements thereof (including, but not limited to, any questions as to adjournment or postponement of the Special Meeting).

Using a black or blue ink pen, mark your votes with an X as shown in this example. Please do not write outside the designated areas.	X

Proposal—The Board of Trustees recommends a vote FOR the following proposal.

1.

To approve an Agreement and Plan of Reorganization (the “Plan”) (and the related transactions) which provides for (a) the assignment, conveyance, transfer and delivery of all of the assets of the Maine Municipal Fund (the “Fund”), a series of Integrity Managed Portfolios, to the Maine Municipal Fund (the “Successor Fund”), a newly formed series of Viking Mutual Funds, in exchange solely for Class A voting shares of beneficial interest of the Successor Fund (“Successor Fund Shares”), as described in the Plan, and the assumption by the Successor Fund of all of the liabilities of the Fund, and (b) the subsequent pro rata distribution of the Successor Fund Shares to the shareholders of the Fund in complete liquidation, dissolution and termination of the Fund as provided in the Plan. You may only vote shares of the Fund you hold as of the Record Date.

	For	Against	Abstain

IMPORTANT: This proxy must be signed and dated on the reverse side.

THIS PROXY WILL BE VOTED AS SPECIFIED. IF NO SPECIFICATION IS MADE AND THIS PROXY IS EXECUTED AND RETURNED, THE PROXY SHALL BE VOTED FOR THE PROPOSAL.

Four simple methods to vote your proxy:

1.

Internet: Log on to [•]. Make sure to have this proxy card available when you plan to vote your shares. You will need the control number found in the box at the right at the time you execute your vote.

Your Control Number: [•]
2.	Phone: Simply dial toll-free [•]. Please have this proxy card available at the time of the call.
3.	Mail: Simply complete, sign, and date this proxy card and return it in the postage paid envelope provided.
4.	Facsimile: Simply complete, sign, and date this proxy card and fax it to [tabulator] at [•].

Note—Please sign the name or names exactly as appearing on the proxy card. When signing as an attorney, executor, administrator, trustee, guardian or as custodian for a minor, please sign your name and give your full title as such. If signing on behalf of a corporation, please sign the full corporate name and your name and indicate your title. If you are a partner signing for a partnership, please sign the partnership name and your name and indicate your title. Joint owners should each sign. Please sign, date and return.

Account	Shares
Signature and Title (if applicable)
[Account Number]	[Share Balance]
Date
[NAME] [ADDRESS] [CITY] [STATE] [ZIP]
Signature, if held jointly

Date

Receipt of the Notice of the Special Meeting and the accompanying Joint Proxy Statement/Prospectus is hereby acknowledged.

[FORM OF PROXY CARD]

INTEGRITY MANAGED PORTFOLIOS
Nebraska Municipal Fund

[NAME] [ADDRESS] [CITY] [STATE] [ZIP]

SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON SEPTEMBER 21, 2017

This Proxy is being solicited on behalf of the Board of Trustees of
Integrity Managed Portfolios.

The undersigned shareholder(s) of Nebraska Municipal Fund (the “Fund”), a series of Integrity Managed Portfolios, having received notice of the Special Meeting of Shareholders of the Fund and revoking previous proxies, hereby appoints Shannon D. Radke, Brent M. Wheeler, and Adam C. Forthun, or any one of them, true and lawful attorneys, each with full power of substitution and revocation, to vote all shares which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Fund (the “Special Meeting”) to be held on Thursday, September 21, 2017 at the offices of Integrity Managed Portfolios, One Main Street North, Minot, North Dakota 58703, at 3:00 p.m., Central Time, and at any adjournments or postponements thereof. In their discretion, the proxy holders named above are authorized to vote upon such other matters as may properly come before the Special Meeting and any adjournments or postponements thereof (including, but not limited to, any questions as to adjournment or postponement of the Special Meeting).

Using a black or blue ink pen, mark your votes with an X as shown in this example. Please do not write outside the designated areas.	X

Proposal—The Board of Trustees recommends a vote FOR the following proposal.

1.

To approve an Agreement and Plan of Reorganization (the “Plan”) (and the related transactions) which provides for (a) the assignment, conveyance, transfer and delivery of all of the assets of the Nebraska Municipal Fund (the “Fund”), a series of Integrity Managed Portfolios, to the Nebraska Municipal Fund (the “Successor Fund”), a newly formed series of Viking Mutual Funds, in exchange solely for Class A voting shares of beneficial interest of the Successor Fund (“Successor Fund Shares”), as described in the Plan, and the assumption by the Successor Fund of all of the liabilities of the Fund, and (b) the subsequent pro rata distribution of the Successor Fund Shares to the shareholders of the Fund in complete liquidation, dissolution and termination of the Fund as provided in the Plan. You may only vote shares of the Fund you hold as of the Record Date.

	For	Against	Abstain

IMPORTANT: This proxy must be signed and dated on the reverse side.

THIS PROXY WILL BE VOTED AS SPECIFIED. IF NO SPECIFICATION IS MADE AND THIS PROXY IS EXECUTED AND RETURNED, THE PROXY SHALL BE VOTED FOR THE PROPOSAL.

Four simple methods to vote your proxy:

1.

Internet: Log on to [•]. Make sure to have this proxy card available when you plan to vote your shares. You will need the control number found in the box at the right at the time you execute your vote.

Your Control Number: [•]
2.	Phone: Simply dial toll-free [•]. Please have this proxy card available at the time of the call.
3.	Mail: Simply complete, sign, and date this proxy card and return it in the postage paid envelope provided.
4.	Facsimile: Simply complete, sign, and date this proxy card and fax it to [tabulator] at [•].

Note—Please sign the name or names exactly as appearing on the proxy card. When signing as an attorney, executor, administrator, trustee, guardian or as custodian for a minor, please sign your name and give your full title as such. If signing on behalf of a corporation, please sign the full corporate name and your name and indicate your title. If you are a partner signing for a partnership, please sign the partnership name and your name and indicate your title. Joint owners should each sign. Please sign, date and return.

Account	Shares
Signature and Title (if applicable)
[Account Number]	[Share Balance]
Date
[NAME] [ADDRESS] [CITY] [STATE] [ZIP]
Signature, if held jointly

Date

Receipt of the Notice of the Special Meeting and the accompanying Joint Proxy Statement/Prospectus is hereby acknowledged.

[FORM OF PROXY CARD]

INTEGRITY MANAGED PORTFOLIOS
New Hampshire Municipal Fund

[NAME] [ADDRESS] [CITY] [STATE] [ZIP]

SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON SEPTEMBER 21, 2017

This Proxy is being solicited on behalf of the Board of Trustees of
Integrity Managed Portfolios.

The undersigned shareholder(s) of New Hampshire Municipal Fund (the “Fund”), a series of Integrity Managed Portfolios, having received notice of the Special Meeting of Shareholders of the Fund revoking previous proxies, hereby appoints Shannon D. Radke, Brent M. Wheeler, and Adam C. Forthun, or any one of them, true and lawful attorneys, each with full power of substitution and revocation, to vote all shares which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Fund (the “Special Meeting”) to be held on Thursday, September 21, 2017 at the offices of Integrity Managed Portfolios, One Main Street North, Minot, North Dakota 58703, at 3:00 p.m., Central Time, and at any adjournments or postponements thereof. In their discretion, the proxy holders named above are authorized to vote upon such other matters as may properly come before the Special Meeting and any adjournments or postponements thereof (including, but not limited to, any questions as to adjournment or postponement of the Special Meeting).

Using a black or blue ink pen, mark your votes with an X as shown in this example. Please do not write outside the designated areas.	X

Proposal—The Board of Trustees recommends a vote FOR the following proposal.

1.

To approve an Agreement and Plan of Reorganization (the “Plan”) (and the related transactions) which provides for (a) the assignment, conveyance, transfer and delivery of all of the assets of the New Hampshire Municipal Fund (the “Fund”), a series of Integrity Managed Portfolios, to the New Hampshire Municipal Fund (the “Successor Fund”), a newly formed series of Viking Mutual Funds, in exchange solely for Class A voting shares of beneficial interest of the Successor Fund (“Successor Fund Shares”), as described in the Plan, and the assumption by the Successor Fund of all of the liabilities of the Fund, and (b) the subsequent pro rata distribution of the Successor Fund Shares to the shareholders of the Fund in complete liquidation, dissolution and termination of the Fund as provided in the Plan. You may only vote shares of the Fund you hold as of the Record Date.

	For	Against	Abstain

IMPORTANT: This proxy must be signed and dated on the reverse side.

THIS PROXY WILL BE VOTED AS SPECIFIED. IF NO SPECIFICATION IS MADE AND THIS PROXY IS EXECUTED AND RETURNED, THE PROXY SHALL BE VOTED FOR THE PROPOSAL.

Four simple methods to vote your proxy:

1.

Internet: Log on to [•]. Make sure to have this proxy card available when you plan to vote your shares. You will need the control number found in the box at the right at the time you execute your vote.

Your Control Number: [•]
2.	Phone: Simply dial toll-free [•]. Please have this proxy card available at the time of the call.
3.	Mail: Simply complete, sign, and date this proxy card and return it in the postage paid envelope provided.
4.	Facsimile: Simply complete, sign, and date this proxy card and fax it to [tabulator] at [•].

Note—Please sign the name or names exactly as appearing on the proxy card. When signing as an attorney, executor, administrator, trustee, guardian or as custodian for a minor, please sign your name and give your full title as such. If signing on behalf of a corporation, please sign the full corporate name and your name and indicate your title. If you are a partner signing for a partnership, please sign the partnership name and your name and indicate your title. Joint owners should each sign. Please sign, date and return.

Account	Shares
Signature and Title (if applicable)
[Account Number]	[Share Balance]
Date
[NAME] [ADDRESS] [CITY] [STATE] [ZIP]
Signature, if held jointly

Date

Receipt of the Notice of the Special Meeting and the accompanying Joint Proxy Statement/Prospectus is hereby acknowledged.

[FORM OF PROXY CARD]

INTEGRITY MANAGED PORTFOLIOS
Oklahoma Municipal Fund

[NAME] [ADDRESS] [CITY] [STATE] [ZIP]

SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON SEPTEMBER 21, 2017

This Proxy is being solicited on behalf of the Board of Trustees of
Integrity Managed Portfolios.

The undersigned shareholder(s) of Oklahoma Municipal Fund (the “Fund”), a series of Integrity Managed Portfolios, having received notice of the Special Meeting of Shareholders of the Fund and revoking previous proxies, hereby appoints Shannon D. Radke, Brent M. Wheeler, and Adam C. Forthun, or any one of them, true and lawful attorneys, each with full power of substitution and revocation, to vote all shares which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Fund (the “Special Meeting”) to be held on Thursday, September 21, 2017 at the offices of Integrity Managed Portfolios, One Main Street North, Minot, North Dakota 58703, at 3:00 p.m., Central Time, and at any adjournments or postponements thereof. In their discretion, the proxy holders named above are authorized to vote upon such other matters as may properly come before the Special Meeting and any adjournments or postponements thereof (including, but not limited to, any questions as to adjournment or postponement of the Special Meeting).

Using a black or blue ink pen, mark your votes with an X as shown in this example. Please do not write outside the designated areas.	X

Proposal—The Board of Trustees recommends a vote FOR the following proposal.

1.

To approve an Agreement and Plan of Reorganization (the “Plan”) (and the related transactions) which provides for (a) the assignment, conveyance, transfer and delivery of all of the assets of the Oklahoma Municipal Fund (the “Fund”), a series of Integrity Managed Portfolios, to the Oklahoma Municipal Fund (the “Successor Fund”), a newly formed series of Viking Mutual Funds, in exchange solely for Class A voting shares of beneficial interest of the Successor Fund (“Successor Fund Shares”), as described in the Plan, and the assumption by the Successor Fund of all of the liabilities of the Fund, and (b) the subsequent pro rata distribution of the Successor Fund Shares to the shareholders of the Fund in complete liquidation, dissolution and termination of the Fund as provided in the Plan. You may only vote shares of the Fund you hold as of the Record Date.

	For	Against	Abstain

IMPORTANT: This proxy must be signed and dated on the reverse side.

THIS PROXY WILL BE VOTED AS SPECIFIED. IF NO SPECIFICATION IS MADE AND THIS PROXY IS EXECUTED AND RETURNED, THE PROXY SHALL BE VOTED FOR THE PROPOSAL.

Four simple methods to vote your proxy:

1.

Internet: Log on to [•]. Make sure to have this proxy card available when you plan to vote your shares. You will need the control number found in the box at the right at the time you execute your vote.

Your Control Number: [•]
2.	Phone: Simply dial toll-free [•]. Please have this proxy card available at the time of the call.
3.	Mail: Simply complete, sign, and date this proxy card and return it in the postage paid envelope provided.
4.	Facsimile: Simply complete, sign, and date this proxy card and fax it to [tabulator] at [•].

Note—Please sign the name or names exactly as appearing on the proxy card. When signing as an attorney, executor, administrator, trustee, guardian or as custodian for a minor, please sign your name and give your full title as such. If signing on behalf of a corporation, please sign the full corporate name and your name and indicate your title. If you are a partner signing for a partnership, please sign the partnership name and your name and indicate your title. Joint owners should each sign. Please sign, date and return.

Account	Shares
Signature and Title (if applicable)
[Account Number]	[Share Balance]
Date
[NAME] [ADDRESS] [CITY] [STATE] [ZIP]
Signature, if held jointly

Date

Receipt of the Notice of the Special Meeting and the accompanying Joint Proxy Statement/Prospectus is hereby acknowledged.